Entity Information	12 Months Ended
Dec. 31, 2010
Entity Information
Entity registrant name	BANK BRADESCO
Entity central index key	0001160330
Entity current reporting status	Yes
Entity voluntary filers	Yes
Current fiscal year end date	--12-31
Entity filer category	Large Accelerated Filer
Entity well-known seasoned issuer	Yes
Entity common stock, shares outstanding	1,880,830,018

Document Information	12 Months Ended
Dec. 31, 2010
Document Information
Document type	20-F
Document period end date	Dec 31, 2010
Amendment flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY

Balance Sheets (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and due from banks	15,775	6,992
Interest-earning deposits in other banks	9,209	11,211
Federal funds sold and securities purchased under agreements to resell (includes R $115,276 and R $82,146 pledged as collateral)	115,276	82,146
Brazilian Central Bank compulsory deposits	65,198	32,696
Securities received in resale agreements (not repledged or sold)	15,637	33,327
Trading assets, at fair value	96,387	72,770
Available for sale securities, at fair value	39,848	37,234
Held to maturity securities, at amortized cost	3,394	3,883
Loans	219,283	179,934
Allowance for loan losses	(15,123)	(14,572)
Net loans	204,160	165,362
Equity investees and other investments	3,114	2,284
Premises and equipment, net	5,426	4,830
Goodwill	1,183	1,234
Intangible assets, net	3,652	3,643
Other assets	43,353	39,203
Total assets	621,612	496,815
The assets in the table below include those assets that can be used only to settle obligations of consolidated SPF
Cash	41	43
Held to maturity securities	106	76
Other assets	36	111
Total assets of consolidated SPF	183	230
Liabilities and shareholders' equity
Deposits form customers - Demand, non-interest bearing	37,334	35,664
Deposits form customers - Savings	53,436	44,162
Deposits form customers - Time	102,158	90,537
Deposits from financial institutions	275	752
Total deposits	193,203	171,115
Federal funds purchased and securities sold under agreements to repurchase	160,701	108,357
Short-term borrowings	7,735	7,976
Long-term debt	75,237	50,817
Pension plan investment contracts	59,740	52,314
Insurance claims and pension plan reserves	17,927	15,354
Other liabilities	54,237	44,772
Total liabilities	568,780	450,705
Shareholders' equity [Abstract]
Common shares - no par value (issued and authorized at December 31, 2009 - 1,884,897,306 and at December 31, 2010 - 1,881,225,319)	14,250	13,250
Preferred shares - no par value (issued and authorized at December 31, 2009 - 1,884,897,110 and at December 31, 2010 - 1,881,225,123)	14,250	13,250
Treasury shares (at December 31, 2009 - 3,671,987 common shares and 3,516,986 preferred shares and at December 31, 2010 - 395,301 common shares and zero preferred shares)	(10)	(189)
Additional paid-in capital	157	237
Statutory reserves	2,755	2,254
Accumulated other comprehensive income	2,082	1,335
Unappropriated retained earnings	19,231	15,633
Shareholders' equity of the Parent Company	52,715	45,770
Noncontrolling interest	117	340
Total shareholders' equity and noncontrolling interest	52,832	46,110
Total liabilities, shareholders' equity and noncontrolling interest	621,612	496,815
The liabilities in the table below include third-party liabilities of consolidated SPE only, that have no recourse to the general credit of the company
Payment orders	35	109
Total liabilities of consolidated SPF	35	109

Balance Sheets Parenthetical	Dec. 31, 2010	Dec. 31, 2009
Shareholders' equity [Abstract]
Common shares - no par value - issued	1,881,225,319	1,884,897,306
Common shares - no par value - authorized	1,881,225,319	1,884,897,306
Preferred shares - no par value - issued	1,881,225,123	1,884,897,110
Preferred shares - no par value - authorized	1,881,225,123	1,884,897,110
Treasury shares - common shares	395,301	3,671,987
Treasury shares - preferred shares	0	3,516,986

Statement of Income (BRL) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Interest income
Interest on loans	37,291	32,708	33,662
Interest on federal funds sold and securities purchased under agreements to resell	8,867	7,701	6,466
Interest on securities
Trading	9,569	8,737	7,685
Available for sale	3,411	2,591	3,248
Held to maturity	489	439	509
Interest on deposits in other banks	595	506	706
Interest on Brazilian Central Bank compulsory deposits	2,879	1,434	1,489
Other	36	35	38
Total interest income	63,137	54,151	53,803
Interest expense
Interest on deposits from customers - Savings deposits	(2,964)	(2,450)	(2,442)
Interest on deposits from customers - Time deposits	(8,300)	(8,929)	(7,114)
Interest on deposits from financial institutions	(48)	(67)	(80)
Interest on federal funds purchased and securities sold under agreements to repurchase	(10,856)	(8,704)	(9,169)
Interest on short-term borrowings	(188)	2,197	(4,899)
Interest on long-term debt	(3,289)	(3,065)	(4,728)
Total interest expense	(25,645)	(21,018)	(28,432)
Net interest income	37,492	33,133	25,371
Provision for loan losses	(5,769)	(10,822)	(6,651)
Net interest income after provision for loan losses	31,723	22,311	18,720
Non-interest income [Abstract]
Fee and commission income	10,942	9,381	8,997
Net trading gains/(losses)	1,189	3,075	(371)
Net realized gains on available for sale securities	818	449	611
Equity in earnings of unconsolidated companies	539	644	597
Insurance premiums	14,068	12,521	10,963
Pension plan income	692	607	710
Other non-interest income	1,957	5,342	2,155
Total other-than-temporary impairment losses on debt securities	(486)	(904)	(2)
Less: portion of other-than-temporary impairment losses recognized in other comprehensive income	451	619	0
Net impairment losses recognized in earnings on available-for-sale debt securities	(35)	(285)	(2)
Total non-interest income	30,170	31,734	23,660
Non-interest expense
Salaries and benefits	(8,724)	(7,404)	(6,880)
Administrative expenses	(9,800)	(8,211)	(7,288)
Amortization of intangible assets	(916)	(660)	(802)
Insurance claims	(9,307)	(8,329)	(7,391)
Changes in provisions for insurance, pension plans, certificated savings plans and pension investment contracts	(6,209)	(6,008)	(4,225)
Pension plan operating expenses	(456)	(410)	(482)
Insurance and pension plan selling expenses	(1,521)	(1,654)	(1,014)
Depreciation and amortization	(1,267)	(1,053)	(881)
Other non-interest expense	(8,513)	(6,647)	(6,669)
Total non-interest expense	(46,713)	(40,376)	(35,632)
Income before income taxes	15,180	13,669	6,748
Taxes on income [Abstract]
Current expense	(7,641)	(5,673)	(3,141)
Deferred benefit	2,213	1,253	3,542
Total taxes on income	(5,428)	(4,420)	401
Net income	9,752	9,249	7,149
Net income attributed to noncontrolling interest	(90)	(33)	(131)
Parent Company's net income	9,662	9,216	7,018
Net income applicable to each class of shares
Common shares	4,600	4,389	3,342
Preferred shares	5,062	4,827	3,676
Parent Company's income, net	9,662	9,216	7,018
Earnings per shares (in reais)
Common shares	2.45	2.34	1.78
Preferred shares	2.68	2.56	1.96
Weighted average number of shares outstanding
Common shares	1,881,132,857	1,856,952,050	1,853,242,280
Preferred shares	1,888,101,371	1,863,331,330	1,859,666,468

Cash Flows (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities
Net income	9,752	9,249	7,149
Adjustment to reconcile net income to net cash from operating activities:
Provision for loan losses	5,769	10,822	6,651
Provision for insurance, pension plans, certificated savings plans and pension investment contracts	6,209	6,008	4,225
Depreciation and amortization	1,267	1,053	881
Amortization of intangible assets	916	660	802
Impairment of intangible assets	17	37	0
Equity in earnings of unconsolidated companies	(539)	(644)	(597)
Losses (gains) on foreclosed assets, net	293	(105)	37
Net realized gains on available for sale securities, including impairment losses	(783)	(164)	(609)
(Gains) losses on sale of premises and equipment, net	11	9	(34)
(Gains) on sale of unconsolidated companies	(79)	(3,142)	(168)
Deferred tax benefit	(2,213)	(1,253)	(3,542)
Dividends received from unconsolidated companies	458	476	563
Changes in assets and liabilities
Net (increase) decrease in interest receivable	326	224	(2,940)
Net increase (decrease) in interest payable	2,863	2,192	2,582
(Increase)/decrease in securities received in resale agreements	17,690	(13,881)	(18,190)
(Increase) decrease in trading assets	(41,172)	3,809	(15,613)
(Increase) decrease in other assets	(2,884)	1,116	(12,667)
Net increase (decrease) in foreign exchange portfolio	142	(212)	103
Increase in other liabilities	9,906	2,567	3,068
Net cash provided by (used in) operating activities	7,949	18,821	(28,299)
Investing activities
Net (increase) decrease in Brazilian Central Bank compulsory deposits	(47,274)	(4,723)	10,338
Net (increase) decrease in federal funds sold and securities purchased under agreements to resell	(30,530)	(2,047)	0
Purchases of available for sale securities	(35,066)	(21,347)	(4,878)
Proceeds from sale of available for sale securities	9,969	8,614	4,715
Purchases of held to maturity securities	0	(14)	(495)
Proceeds from maturities of held to maturity securities	89	102	3
Net increase in loans	(44,569)	(9,750)	(46,315)
Acquisition of subsidiaries, net of cash and cash equivalents paid	(227)	35	149
Acquisition of intangible assets	(910)	(390)	(822)
Purchases of unconsolidated companies	(694)	(340)	(160)
Purchases of premises and equipment	(1,915)	(1,340)	(1,289)
Proceeds from sale of premises and equipment	320	184	112
Proceeds from sale of foreclosed assets	327	1,028	546
Proceeds from sale of unconsolidated companies	24	2,559	242
Net cash used in investing activities	(150,456)	(27,429)	(37,854)
Financing activities
Net increase in deposits	20,414	2,387	64,678
Net increase in federal funds purchased and securities sold under agreements to repurchase	52,344	33,526	5,715
Net increase in pension plans investment contracts	2,781	3,866	2,566
Net increase (decrease) in short-term borrowings	(233)	(5,900)	5,890
Borrowings under long-term debt	27,507	15,224	12,917
Repayment of long-term debt	(4,563)	(11,043)	(6,137)
Net increase/(decrease) in noncontrolling interest	(301)	23	(62)
Capital increase	0	0	1,207
Purchase of own shares	(15)	(184)	(5)
Dividends and interest paid on shareholders' equity	(2,915)	(2,871)	(3,150)
Net cash provided by financing activities	95,019	35,028	83,619
Cash and cash equivalents [Abstract]
At beginning of the year	83,982	57,562	40,096
At end of the year	36,494	83,982	57,562
(Increase)/decrease in cash and cash equivalents	(47,488)	26,420	17,466
Supplemental cash flow disclosure
Cash paid for interest	(22,782)	(18,825)	(25,850)
Cash paid for taxes on income and social contribution	(3,171)	(3,792)	(3,358)
Non-cash transaction
Loans transferred to foreclosed assets	989	1,055	600
Dividends and interest on shareholders capital declared but not paid	2,029	1,548	1,536
Issuance of shares for Banco Ibi acquisition	0	1,393	0
Exchange of equity interest in Odontoprev	0	1,045	0

Shar. Equity (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net income	9,752	9,249	7,149
Foreign currency translation	(7)	0	0
Comprehensive income	10,499	10,499	5,346
Common stock [Member]
Balance on January 01	13,250	11,500	9,497
Capital increase		684	600
Transfers	1,000	1,066	1,403
Balance on December 31	14,250	13,250	11,500
Preferred stock [Member]
Balance on January 01	13,250	11,500	9,503
Capital increase		684	600
Transfers	1,000	1,066	1,397
Balance on December 31	14,250	13,250	11,500
Treasury stock [Member]
Balance on January 01	(189)	(5)	(132)
Cancelation of treasury shares, amount	194
Purchase of own shares	(15)	(184)	(5)
Transfers		0	132
Balance on December 31	(10)	(189)	(5)
Additional paid-in capital [Member]
Balance on January 01	237	212	205
Purchase of noncontrolling interest	(80)
Capital increase	0	25	7
Transfers	0		0
Balance on December 31	157	237	212
Statutory reserve [Member]
Balance on January 01	2,254	1,853	1,477
Transfers	501	401	376
Balance on December 31	2,755	2,254	1,853
Accumulated other comprehensive income [Member]
Balance on January 01	1,335	85	1,888
Available for sale securities	787	1,266	(1,810)
Adjustment upon defined benefit plans	(33)	(16)	7
Foreign currency translation	(7)
Transfers		0	0
Balance on December 31	2,082	1,335	85
Unappropriated retained earnings [Member]
Balance on January 01	15,633	11,785	10,651
Net income	9,662	9,216	7,018
Interest on shareholders' capital and dividends	(3,369)	(2,835)	(2,576)
Cancelation of treasury shares, amount	(194)
Transfers	(2,501)	(2,533)	(3,308)
Balance on December 31	19,231	15,633	11,785
Noncontrolling interest [Member]
Balance on January 01	340	332	281
Net income	90	33	131
Interest on shareholders' capital and dividends	(31)	(48)	(18)
Purchase of noncontrolling interest	(282)	23
Decrease from sale of noncontrolling interest			(62)
Transfers		0	0
Balance on December 31	117	340	332
Total [Member]
Balance on January 01	46,110	37,262	33,370
Net income	9,752	9,249	7,149
Available for sale securities	787	1,266	(1,810)
Adjustment upon defined benefit plans	(33)	(16)	7
Foreign currency translation	(7)	0	0
Comprehensive income	10,499	10,499	5,346
Interest on shareholders' capital and dividends	(3,400)	(2,883)	(2,594)
Purchase of noncontrolling interest	(362)	23
Decrease from sale of noncontrolling interest			(62)
Purchase of own shares	(15)	(184)	(5)
Capital increase		1,393	1,207
Transfers			0
Balance on December 31	52,832	46,110	37,262

Issuance of Shares	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Common stock [Member]
Shares subscribed and issued			25,325,583
Treasury shares cancelled	(3,671,987)		(1,505,059)
Shares issued to merge Banco Ibi shares		27,625,981
Balance on December 31	1,881,225,319	1,884,897,306	1,857,271,325	1,833,450,801
Preferred stock [Member]
Shares subscribed and issued			25,325,581
Treasury shares cancelled	(3,671,987)		(2,573,775)
Shares issued to merge Banco Ibi shares		27,625,978
Balance on December 31	1,881,225,123	1,884,897,110	1,857,271,132	1,834,519,326
Common treasury stock [Member]
Purchase of own shares	(395,301)	(3,515,872)	(157,083)
Treasury shares cancelled	3,671,987		1,505,059
Balance on December 31	(395,301)	(3,671,987)	(156,115)	(1,504,091)
Preferred treasury stock [Member]
Purchase of own shares	(155,001)	(3,475,120)	(42,834)
Treasury shares cancelled	3,671,987		2,573,775
Balance on December 31		(3,516,986)	(41,866)	(2,572,807)

Per Share Information (BRL)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Distributed earnings (interest on shareholders' capital and dividends):
Common	0.85	0.73	0.66
Preferred	0.94	0.8	0.72

Note 1 - Basis of Presentation	12 Months Ended
Dec. 31, 2010
Note 1 - Basis of Presentation
Note 1 - Basis of Presentation [Text Block]

1.         Basis of Presentation

(a)         History

Banco Bradesco S.A. (also referred as "we", the "Organization",  the "Company" or "Bradesco"), a publicly traded company organized under the laws of the Federative Republic of Brazil, has its headquarters in Osasco, State of São Paulo, Brazil.

We are a multiple service bank under Brazilian banking regulations, operating principally in two segments. The Banking segment includes a wide variety of banking activities, servicing both retail and corporate customers and engaging in investment banking, international banking, consortia administration and asset management operations. The Insurance, Pension Plan and Certificated Savings plans segment relates to auto, health, life, casualty and property insurance, pension and certificated savings plans.

Our retail banking products include demand deposits, savings deposits, time deposits, mutual funds, foreign exchange services and a variety of financing operations including overdraft facilities, credit cards, installment loans and consortia administration. Corporate services include cash management and treasury services, foreign exchange operations, corporate finance and investment banking services, hedging programs and financing operations including working capital loans, leasing and installment loans. Such services are conducted primarily in Brazilian markets but also include, to a lesser extent, cross-border services.

We have over the years acquired a number of Brazilian financial and broker institutions in order to expand our business and customer base. The effects of acquisitions made in 2008, 2009 and through 2010, either individually or on a combined basis, were not significant to us.

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ in certain respects from accounting principles we apply in accordance with accounting practices adopted in Brazil ("Brazilian GAAP") including the rules and regulations of the National Monetary Council ("CMN"), Banco Central do Brasil ("Central Bank"), Committee for Accounting Pronouncements ("CPC"), Insurance Superintendency ("SUSEP"), Brazilian Securities Commission ("CVM"), National Private Insurance Council ("CNSP") and the National Agency for Supplementary Healthcare ("ANS").

Shareholders' equity and net income included in these financial statements differ from those included in the statutory accounting records prepared in accordance with Brazilian GAAP as a result of adjustments made to reflect the requirements of U.S. GAAP. Appropriated reserves under Corporate Law available for distribution, net of treasury shares, were R $12,579 and R $16,717 at December 31, 2009 and 2010, respectively.

The consolidated financial statements include the accounts of Banco Bradesco S.A. (parent company), its foreign branches and all direct or indirect majority-owned subsidiaries, based on the concepts of the FASB Accounting Standards ASC 810 Consolidation. All significant intercompany accounts and transactions have been eliminated. In addition, the consolidated financial statements include account balances of Variable Interest Entities ("VIEs"), of which we are the primary beneficiary. See Notes 2 (bb) and 14 (d).

The following table presents our voting interest in the most significant operational subsidiaries together with the main business activity of each. During the presented periods, several mergers and splits occurred in our subsidiaries, however, no gains or losses were recognized in the consolidated statement of income for the respective periods.

	Interest of the capital (%)
	December 31,
Main subsidiaries	2009	2010
Alvorada Cartões, Crédito, Financiamento e Investimento S.A. (Credit Finance Company)	100.00	100.00
Banco Alvorada S.A. (Banking) (1)	99.94	99.95
Banco Bradesco Financiamentos S.A. (Banking)	100.00	100.00
Banco Bankpar S.A. (Banking).	100.00	100.00
Banco Boavista Interatlântico S.A. (Banking)	100.00	100.00
Banco Bradesco Argentina S.A. (Banking)	99.99	99.99
Banco Bradesco BBI S.A (Investment bank)	98.35	98.35
Banco Bradesco Cartões S.A (Cards)	100.00	100.00
Bradesco Administradora de Consórcios Ltda. (Consortium)	100.00	100.00
Bradseg Participações Ltda. (Holding)	100.00	100.00
Bradesco Auto/Re Cia. de Seguros (Insurance)	100.00	100.00
Bradesco Capitalização S.A. (Certificated Savings plans)	100.00	100.00
Bradesco Leasing S.A. Arrendamento Mercantil (Leasing)	100.00	100.00
Bradesco S.A. Corretora de Títulos e Valores Mobiliârios (Brokerage)	100.00	100.00
Bradesco Saúde S.A (Insurance)	100.00	100.00
Bradesco Seguros S.A. (Insurance)	100.00	100.00
Bradesco Vida e Previdência S.A. (Life Insurance and Pension Plans)	100.00	100.00
Bradesplan Participações Ltda (Holding)	100.00	100.00
BRAM - Bradesco Asset Management S.A. DTVM (Asset management)	100.00	100.00
Tempo Serviços Ltda. (Services)	100.00	100.00
União de Participações Ltda. (Holding)	100.00	100.00
Ágora Corretora de Títulos e Valores Mobiliârios S.A. (Brokerage)	100.00	100.00
Banco Ibi S.A (Banking)	100.00	100.00
(1) Increase in interest due to subscription of the total capital increase approved in 2010.

(b)         Recent Acquisitions

On January 2008, we, through our subsidiary, Bradesco Seguros, entered into an agreement with Marsh Corretora de Seguros Ltda. to acquire 100% of the capital stock of Mediservice-Administradora de Planos de Saúde Ltda., which we call "Mediservice," for consideration of R $85, paid in cash. On February, 2008 the operation was authorized by ANS.

On March 2008, we entered into an agreement with the shareholders of Ágora CTVM S.A (Ágora Corretora), to acquire its entire capital stock, through our subsidiary Banco Bradesco BBI S.A, for the amount of R $908. We delivered to the previous Ágora Corretora shareholders, shares representing 7.8% of the capital stock of BBI, wherey Ágora Corretora became BBI's wholly owned subsidiary. The operation was approved by the Central Bank in September 2008. During November and December 2008, we repurchased 6.1% of the shares of BBI that were held by former shareholders of Agora.

In June 2009, we entered into an agreement with the shareholders of Banco Ibi S.A. ("Ibi"), which is a middle size financial institution which provides basically credit, financing and investment services, to acquire the totality of its capital stock for the amount of R $1,466, being R $73 paid in cash and R $1,393 through the issuance of 22,831,389 of our common shares and 22,831,386 of our preferred shares. Simultaneously, as part of the agreement, a partnership agreement was entered into with C&A Modas Ltda, a subsidiary of the former shareholder of Banco Ibi.S.A to have exclusive rights for rendering banking services in the C&A stores for twenty years.

The transaction was completed upon approval of the transaction by the Brazilian Central Bank, which was obtained in September 2009, and the Special General Meeting held in October, 2009 which approved the legal merger of the operations of Ibi Participações into Bradesco. Upon approval, the transaction was accounted for as a business acquisition using the purchase method of accounting.  We consider October 30, 2009 as the acquisition date for accounting purposes. There were no outstanding contingent consideration agreements on December 31, 2009.

On June 2010, we acquired the entire capital stock of Ibi Services S. de R.L. México ("Ibi México") and of RFS Human Management S. de R.L., a subsidiary of Ibi México, for R $ 301. This transaction includes a partnership contract with C&A México S. de R.L. (C&A México) for a period of 20 years for the exclusive sale of financial products and services through the C&A México chain of stores.

We present below the condensed balance sheets for the recent acquisitions:

	2008
	Ágora	Mediservice	Total
Cash and cash equivalents	232	2	234
Loans	87	-	87
Securities	146	6	152
Goodwill	430	81	511
Intangible assets - client portfolio	143	-	143
Other assets	472	40	512
Deposits	(44)	-	(44)
Other liabilities	(558)	(44)	(602)
Total consideration and fair value of net assets acquired	908	85	993

2009
Ibi
Cash and cash equivalents	108
Loans	2,755
Securities	222
Intangible assets - exclusive access to customers	812
Other assets	1,177
Deposits	(1,046)
Borrowings	(89)
Other liabilities	(2,473)
Total consideration and fair value of net assets acquired	1,466

2010
Ibi México
Cash and cash equivalents	74
Loans	147
Intangible assets - exclusive access to customers	32
Other assets	69
Other liabilities	(21)
Total consideration and fair value of net assets acquired	301

The total consideration given for acquisitions in 2008, 2009 and 2010 was R $993, R $1,466 and R $301 respectively, and is comprised as follows:

	2008	2009	2010
Payment in currency	85	73	301
Issuance of shares, at fair value	908	1,393	-

Total cost of acquisitions

	993	1,466	301

These acquisitions were accounted for under the purchase method of accounting and the companies acquired were thus consolidated as from the date of acquisition of the controlling interest.

In conjunction with these acquisitions, finite-lived intangible assets of R $143 in 2008, R $812 in 2009 and R $32 in 2010 were recorded and relate primarily to client's deposit and relationship portfolios, which are amortized over their expected useful life (between five and twenty years).

In addition, we recorded a goodwill balance of R $511 in 2008 in relation to Ágora and Mediservice transactions.

(c)         Recent Business acquisitions

On October 2009 we signed an agreement with Odontoprev S.A., a third party company, whereby we transferred our participation in the wholly owned subsidiary Bradesco Dental S.A. to Odontoprev S.A. in exchange for a 43.5% participation in Odontoprev S.A. The transaction was consummated on December 2009 when Bradesco Dental S.A. was legally merged with Odontoprev S.A. and we received the 43.5% participation in Odontoprev S.A.

As a result of this transaction, we have deconsolidated our previous subsidiary Bradesco Dental S.A., recognizing within "other non-interest income" a gain before taxes of R $732 in the year ended December 31, 2009 relating to the sale of a 56.5% participation in that company. The gain recognized was based on the difference between the carrying book value of the net assets of Bradesco Dental S.A. transferred and the fair value of the consideration received in the form of a 43.5% participation in Odontoprev S.A. totaling   R $1,045 based on the quoted market price of Odontoprev S.A. shares.

Our 43.5% interest in Odontoprev S.A. is accounted for under the equity method as disclosed on Note 9.

Note 2 - Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Significant Accounting Policies
Summary of Significant Accounting Policies [Text Block]

2.                 Significant Accounting Policies

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The consolidated financial statements include various estimates and assumptions, including, but not limited to: the adequacy of the allowance for loan losses, estimates of fair value of assets and liabilities acquired, estimates of fair value of certain financial instruments, depreciation and amortization, asset impairments, useful lives of intangible assets, tax valuation allowances, assumptions used for calculation of insurance reserves, pension plans, contingencies and reserves for potential losses from tax uncertainties. Actual results could differ from those estimates.

(a)             Constant currency remeasurement

Until December 31, 1997, Brazil was considered to be a highly inflationary environment and accordingly all balances and transactions prior to that date were remeasured at December 31, 1997 price levels. The index selected for this remeasurement was the General Price Index - Internal Availability (IGP-DI), which we consider to be the most appropriate index due to its independent source, long history of publication and its mix of wholesale, consumer and construction prices.

As from January 1, 1998, Brazil was no longer a highly inflationary environment, since the cumulative rate of inflation over preceding three-year period was below 100% without any indication of a return to the high rates prevailing prior to June 30, 1994. Accordingly, balances and transactions as from January 1, 1998 are expressed in nominal reais, as required by U.S. GAAP and the guidelines of the U.S. Securities and Exchange Commission - ("SEC").

(b)             Cash and cash equivalents

For purposes of the statement of cash flows, "Cash and cash equivalents"  include cash and due from banks, interest-earning deposits in other banks and federal funds sold and securities purchased under agreements to resell, that have original maturities of three months or less and present insignificant risk of changes in value.

	December 31,
	2009	2010
Cash and due from banks	6,992	15,775
Interest-earning deposits in other banks	4,289	1,265
Federal funds sold and securities purchased under agreements to resell	72,701	19,454
Total	83,982	36,494

(c)         Presentation of interest earning assets and interest bearing liabilities

Interest earning assets and interest bearing liabilities are presented in the consolidated balance sheet at amortized cost using the effective yield interest method. Such presentation is required since accrued financial charges are added to the outstanding principal each period for substantially all Brazilian real-based assets and liabilities.

The total financial charges accrued on the outstanding principal of assets was R $10,990 and R $10,331 at December 31, 2009 and 2010, respectively. Total financial charges accrued on outstanding principal of liabilities was R $9,347 and R $12,210 at December 31, 2009 and 2010, respectively.

(d)             Federal funds sold and securities purchased under agreements to resell, securities pledged under repurchase agreements and securities received   in resale agreements

Federal funds sold and securities purchased under agreements to resell are treated as collateralized financial transactions and are recorded at the amounts at which the federal funds and securities were acquired or sold plus accrued interest. This classification also includes securities pledged under repurchase agreements mainly comprising Brazilian federal government securities. These securities present insignificant risk of changes in interest rates and all of them may be subject to repledge agreements by the relevant counterparties.

We enter into purchases of securities under agreements to resell ("resale agreements") and sales of securities under agreements to repurchase ("repurchase agreements").  All of the resale agreements and repurchase agreements are accounted for as secured lending and secured borrowing transactions, respectively.

The amounts advanced under resale agreements and the amounts borrowed under repurchase agreements are carried on the balance sheet at the amount advanced or borrowed plus accrued interest. Interest earned on resale agreements and interest incurred on repurchase agreements are reported as Interest income and Interest expense.

The Organization's policy is to obtain possession of collateral with market value equal to or in excess of the principal amount loaned under the resale agreement. We closely monitor the market value of the underlying securities collateralizing the resale agreements and adjust the amount of collateral as appropriate. Securities accepted as collateral in our resale agreements may be used, when permitted by the terms of the agreements, as collateral of our repurchase agreements or may be sold.

These financial assets transferred as collateral in repurchase agreements (that are accounted for as secured borrowing liabilities) as of December 31, 2009 and 2010 include Trading assets, at fair value - R $4,218 and R $28,303, available-for-sale securities, at fair value - R $3,183 and R $34,133, respectively,  and held-to-maturity securities, at amortized cost  include R $809, as of December 31, 2010. In addition, the Organization received securities as collateral in our resale agreements that were repleged on repurchase agreements as of December 31, 2009 and 2010 in the total amount of R $74,745 and R $52,031   respectively. The associated liabilities related to these assets are accounted for as "Securities sold under agreements to repurchase".

Securities received in our resale agreements that were not repleged or sold as of December 31, 2009 and 2010 amount to R $33,327 and R $15,637 respectively. Interest earned is recorded as "Interest Income - Trading".

(e)         Trading assets, including derivatives

Instruments utilized in trading activities include securities stated at fair value in accordance with Accounting Standards ASC 320, "Investments Debt and Equity Securities". These assets are classified as trading, on the purchase date, based on our intent. Realized and unrealized gains and losses are recognized in net trading gain/(losses).

Derivatives entered into for trading purposes with our customers or which do not qualify as hedges (primarily derivatives used to manage our overall exposure to changes in interest rates and foreign currencies) are carried at fair value with realized and unrealized gains/(losses) recognized in net trading gain/(losses). All our derivatives were accounted for under Trading Derivatives.

When determining the fair value of trading assets and liabilities we follow the criteria established by ASC 820, Fair Value Measurements and Disclosures, as further detailed in Note 21.

(f)           Derivatives other than trading and embedded derivatives

Derivative instruments are recognized as assets or liabilities in the balance sheet and measured at fair value, regardless of the purpose or intention to hold them in accordance with ASC 815, "Derivative and Hedging". Changes in the fair values of an instrument are recognized in income or equity, depending on its designation and qualification as a fair value, cash flow or foreign currency hedge. In order to qualify as a hedge, the derivative must be: (i) designated as hedge of a specific financial asset or liability at the inception of the contract; (ii) effective at reducing the risk associated with the exposure to be hedged; and (iii) highly correlated with respect to changes in its fair value or in the related cash flows in relation to the fair value of or cash flows related to the item to be hedged both at inception and over the life of the contract. The Organization has not adopted hedge accounting.

Embedded derivatives are bifurcated when all of the following criteria are met: (i) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract; (ii) the contract that embodies both the embedded derivative instrument and the host contract is not remeasured at fair value   with changes in fair value reported in earnings as they occur; and (iii) a separate instrument with the same terms as the embedded derivative instrument would be a derivative instrument subject to the requirements of ASC 815, as amended. These embedded derivative instruments are measured at fair value with gains and losses recognized in income at each reporting date.

In accordance with ASC 815-15, "Derivatives and Hedging - Embedded Derivatives" hybrid financial instruments which contain an embedded derivative that would otherwise require bifurcation may be accounted for at fair value, with changes in fair value recognized in consolidated statement of income. The fair value would be applied on an instrument-by-instrument basis; however the election to apply fair value accounting is irrevocable. We do not have embedded derivatives under ASC 815-15.

(g)         Available for sale securities

Debt securities are classified based on management's intention at the date of purchase. Securities that are bought and held principally for the purpose of resale in the near term are classified as trading assets and are stated at fair value. Securities are classified as available for sale when, in management's judgment, they may be sold in response to or in anticipation of changes in market conditions, being carried at fair value with net unrealized gains and losses included in shareholders' equity on an after-tax basis. Average cost is used to determine realized gains/(losses) on sales of available for sale securities.

Amortization of premiums or discounts is recorded as interest using the effective yield method through the maturity date of the security.

Marketable equity securities, which are included as available for sale, are carried at fair value with net unrealized gains and losses included in shareholders' equity on an after-tax basis, until realization at which time the net realized gains/(losses) are included in non-interest income (expenses).

(h)         Held to maturity securities

Debt securities for which there is intention and ability to hold until maturity are classified as held to maturity securities and recorded at amortized cost, that is, purchase cost, plus accrued interest and premiums or discount using effective interest rate method through the maturity date of security.

Transfers of investments from trading and available for sale categories to the held to maturity category were accounted at fair value on the date of the transfer:

                     in the case of trading securities, prior gains and losses were previously recorded in the consolidated income statement; and

                     in the case of available for sale securities, the unrealized gains/losses that were recorded at the time of the transfer in   "Unrealized gains/losses on available for sale securities" directly in shareholders' equity are subsequently amortized over the period from the date of the transfer to the maturity of the security.

(i)           Other than temporary impairment

In determining whether or not impairment of a security, classified either as available for sale or held-to-maturity, is other than temporary the Bank has applied the three step model described on ASC 320-10-35, "Investments - Debt and Equity Securities - Subsequent Measurement". We use a combination of factors aimed at determining whether recovery of the value of a security is likely. These factors include: the length of the time and the extent to which the fair value has been less than cost to assist in determining the extent of the analysis to be performed over the securities; the financial condition and near-term prospects of the issuer of the security, including any specific events which may influence the operations of the issuer; any failure of the issuer of the security to make scheduled interest payments; changes to the rating of the security by rating agency; the historic and implied volatility of the security, the cash flows expected to be collected, as well as whether the Bank either plans to sell the security or it is more-like-than-not that will be required to sell the security before the recovery of its amortized cost. Beginning in 2009, under new accounting guidance for impairments of debt securities that are deemed to be other-than-temporary, the credit component of other-than-temporary impairment loss is recognized in earnings and the non-credit component is recognized in accumulated other comprehensive income in situations where the Bank has no intention of selling the security and when it is more-likely-than-not that the Bank will not be required to sell the security prior the fair value recovery. Prior to January 1, 2009, unrealized losses (both the credit and non-credit components) on available-for-sale securities that we deemed to be other-than-temporary were included in current period earnings. In addition, for marketable equity securities our assessment includes forecast analyses (i) of the period (a date) when the security will recover the cost basis and (ii) whether the Bank will own the security in that period (on that date). These analyses are performed based on an assessment of individual terms and attributes of each security. See Note 5 for the analyses performed under gross unrealized losses.

(j)              Loans and leases

Loans and leases are stated at amortized cost using the effective yield interest method, including interest receivable, origination fees and costs (Note 2 (c)). Interest income is recorded on an accrual basis and is added to the principal amount of the loan in each period. The accrual of interest is generally discontinued on all loans that are not considered collectible as to principal or interest and for all loans 60 days or more overdue. Interest collections on such loans are recorded as reductions of the principal balance when collectability is uncertain, otherwise income is recognized on a cash basis.

We provide vehicle and equipment financing to our customers through a variety of lease arrangements. Lease financing receivables are recorded at the aggregate of lease payments receivable plus the estimated residual value of the leased property, less unearned income.

Also, we have followed the policies prescribed by Statement of ASC 310-30, "Receivables - Loans and Debt Securities Acquired with Deteriorated Credit Quality", which addresses accounting for differences between contractual and expected cash flows from the purchaser's initial investment in loans or debt securities acquired in a transfer, if those differences are attributable, at least in part, to credit quality.

The FASB issued new disclosure guidance ASU 2010-20 - "Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses", effective on a prospective basis for the Organization's 2010 year-end reporting, that addresses disclosure of loans and other financing receivables and the related allowance. The new accounting guidance defines a portfolio segment as the level at which an entity develops and documents a systematic methodology to determine the allowance for credit losses, and a class of financing receivables as the level of disaggregation of portfolio segments based on the initial measurement attribute, risk characteristics and methods for assessing risk. The Organization's portfolio segments are "Corporate" and "Retail". The classes within the "Corporate" segment are Large Entities and Small-Medium Entities (SME). The classes within the "Retail" segment are Credit Cards, Financing, Prime, Retail - Individuals and Retail - Entities. Under this new accounting guidance, the total allowance is presented by portfolio segment.

(k)         Allowance for loan losses and non-performing loans

The allowance for loan losses represents management's estimate of probable losses inherent in the loan portfolio at each balance sheet date. Our evaluation on the adequacy of the allowance is based on regular reviews on individual loans and on the aggregate analysis of homogeneous loans.

The individual loan analysis considers a loan as impaired, when, in our opinion, all amounts due are no longer considered collectible, including accrued interest, in accordance with ASC 310-10-35 "Receivable - Subsequent Measurement", as amended by ASC 310-10-50, "Receivable - Disclosure". Loans that are more than 90 days overdue, that have already been renegotiated and, for larger non-homogeneous balances, when they present deterioration indicators, are considered to be impaired. We then measure impaired loans based on: (i) present value of expected future cash flows discounted at the loan's effective interest rate or (ii) the fair value of the collateral if the loan is collateral dependent. The allowance is established through the difference between the carrying value of the impaired loan and its value determined as described above.

We perform periodic and systematic detailed reviews of  the loan portfolio to identify credit risks and to assess the overall collectability of those portfolios.

The aggregate loss analysis for groups of homogeneous loans is based on portfolio segment. The loan portfolio of the corporate segment is comprised primarily of large, medium and small entities with  a turnover of usually more than R $ 15. The amount of loss incurred in the homogenous pools is estimated based upon how many of the loans will default and the loss that will be incurred in the event of default.   The probability of default of a corporate loan is based on an analysis of the movement of the  loan that  overdue over a twelve-month period by each internal rating classification. Loans 90 or more days past due within the twelve-month period are assigned a rate of default that measures the percentage of such loans that will default over their lives given the assumption that the condition causing the ultimate default presently exists as of the measurement date.

The loan portfolio of retail segment is comprised primarily of consumer loans. The amount of loss incurred in the homogenous pools is estimated based on statistically valid model methodologies to measure the probability of default of those loans. These statistical models (Credit and Behavior Scoring Systems) consider a number of features including, but not limited to,  income, assets, restrictions and indebtedness, and other attributes of each counterparty.   These models are updated regularly for changes in economic and business conditions.

We classify all loans that are sixty days or more overdue as non-performing. Once the credits are classified as non-performing loans, we stop accruing interest on them.

Loans are charged-off against the allowance when the loan is considered uncollectible  or is considered permanently impaired. Loans are charged off usually when they are between 180 and 360 days overdue. However, longer-term loans, that have original terms greater than 36 months, are charged off when they are between 360 and 540 days overdue.

(l)           Equity investees and other investments

Equity investees and other investments, where we own between 20% and 50% of voting capital, are accounted for using the equity method of accounting, according to ASC 323 "Investment - Equity Method and Joint Venture". Under this method, our share of results of the investee, as reported under U.S. GAAP, is recognized in the statement of income as "Equity in earnings (losses) of unconsolidated companies" and dividends are credited when declared to the "Equity investees and other investments" balance sheet account (Note 9).

Interests in companies of less than 20% with no readily determinable market value are recorded at cost (unless we have the ability to exercise significant influence over the operations of the investee, in which case we use the equity method) and dividends are recognized in income when received.

(m)     Premises and equipment, net

Premises and equipment are recorded at cost (plus price-level restatements through December 31, 1997). Depreciation is computed on the straight-line method at the following annual rates: premises - 4%; data processing equipment - 20% to 50%; and other assets - 10% to 20%.

Development and acquisition costs of software, included within premises and equipment, net relate to costs of internal use software capitalized, in accordance with ASC 350-40, "Intangible - Goodwill" and "other - Internal use Software."

We recognize an impairment loss only if the carrying amounts of long-lived assets to be held and used are not recoverable from their expected undiscounted future cash flows, pursuant to ASC 360-10-35, "Property, Plant and Equipment - Subsequent Measurement of Long-Lived Assets".

Fixed assets, mainly comprising certain bank branches, which were sold and subsequently leased by us for the purposes of continuing our operations, were recorded pursuant to ASC 840, "Leases" and ASC 840-40 "Sale - Leaseback Transactions."

For transactions classified as operating leases, relating to property sold for cash, only the portion corresponding to: (i) the positive difference between revenue determined at the time of the sale and the present value of the future lease to be paid is recognized immediately in income for the period, whereas (ii) the remaining portion is deferred over the corresponding rental contract terms, and (iii) exclusively in cases of loss, the amounts are recognized immediately. In cases where the sale is financed, income will be determined only as from the final maturity of the corresponding financing (Note 10) and subsequently recorded in accordance with the criteria described above.

Gain or loss on cash sales not subject to lease contracts was recognized immediately in income for the year as "Other non-interest income".

(n)         Foreclosed assets

Assets are classified as foreclosed assets and are included in other assets upon actual foreclosure or when physical possession of the collateral is taken, through agreement or court action.

Foreclosed properties are carried at the lower of the recorded amount of the loan or lease for which the property previously served as collateral, or the fair value of the property less estimated costs to sell. Prior to foreclosure, any write-downs, if necessary, are charged to the allowance for loan losses.

Subsequent to foreclosure, gains or losses on the sale of, and losses on the periodic revaluation of, foreclosed properties are recorded in "Other Non-Interest Income". Net costs of maintaining and operating foreclosed properties are expensed as incurred.

(o)         Goodwill and other intangible assets

ASC 805, "Business Combinations" requires accounting for business combinations determining whether â an acquired intangible asset should be recognized separately from goodwill, as well as additional disclosures relating to the primary reason for a business combination and the allocation of the purchase price by major balance sheet captions.

ASC 350, "Intangible - Goodwill and Others" requires that goodwill, including that acquired before initial application of the standard, is no longer amortized but is tested for impairment at least annually, using a two-step approach that involves the identification of "reporting units" and the estimation of fair value. The reporting units are the banking and insurance segments that are analyzed by management on a regular basis.

The impairment test is performed in two phases. The first step of the goodwill impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds its fair value, an additional step has to be performed. This additional step compares the implied fair value of the reporting unit's goodwill with the carrying amount of that goodwill. An impairment loss is recorded to the extent that the carrying amount of goodwill exceeds its implied fair value.

Finite-lived intangible assets are generally amortized on a straight-line basis over the estimated period benefited. These intangible asset are recorded and amortized over a period in which the asset is expected to contribute directly or indirectly to the future cash flows (between five and twenty years). We review our intangible assets for events or changes in circumstances that may indicate that the carrying amount of the assets may not be recoverable, in which case an impairment charge is recognized in income immediately.

(p)         Litigation

According to ASC 450, "Contingencies", we recognize accruals in determining loss contingencies when the conditions known before the issuance of the financial statements show that: (i) it is probable that losses had been incurred at the date of the financial statements; and (ii) the amount of such losses can be reasonably estimated. We accrue our best estimate of probable losses.

We constantly monitor litigation in progress to evaluate, among other things: (i) its nature and complexity; (ii) the evolution of the proceedings; (iii) the views of our legal advisors; and (iv) our experience with similar proceedings. We also consider in determining whether a loss is probable and in estimating its amount:

a)       The probability of loss from claims or events that have occurred on or before the date of the financial statements, but which come to our attention only after the date of the financial statements, but before the financial statements are issued; and

b)       The need to disclose claims or events occurring after the date of the financial statements but before they are issued.

(q)         Income taxes

We account for income taxes in accordance with ASC 740, "Income Taxes", whereby we recognized two components of income tax expense: current and deferred. Current income tax expense approximates taxes to be paid or refunded for the current period. Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. These gross deferred tax assets and liabilities represent decreases or increases in taxes expected to be paid in the future because of future reversals of temporary differences in the bases of assets and liabilities as measured by tax laws and their bases as reported in the financial statements.

Deferred tax assets are also recognized for tax attributes such as net operating loss carryforwards and tax credit carryforwards. Valuation allowances are then recorded to reduce deferred tax assets to the amounts management concludes are more-likely-than-not to be realized. Under ASC 740-10-25 "Income Tax - Recognition", income tax benefits are recognized and measured based upon a two-step model: 1) a tax position must be more-likely than- not to be sustained based solely on its technical merits in order to be recognized; and 2) the benefit is measured as the largest amount of that position that is more-likely-than-not to be sustained upon settlement. The difference between the benefit recognized for a position in accordance with this ASC 740 model and the tax benefit claimed on a tax return is referred to as an unrecognized tax benefit (UTB). We accrue income-tax-related interest and penalties (if applicable) within "income tax expense".

(r)         Asset management and commission fees

We earn fee income from investment management, credit card, investment banking and certain commercial banking services. Such fees are recognized when the service is performed (investment and commercial banking) or over the life of the contract (investment management and credit card).

(s)           Foreign currency translation

For our foreign operations, the functional currency is the Brazilian real, in which case the assets and liabilities are remeasured, at current exchange rates from the local currency to the Brazilian real and the results of operations are remeasured at the average rate for the period. Losses and gains arising from the remeasurement process are included in current income.

(t)           Employee benefits

We are required to make employer contributions to a Brazilian Government Agency that manages social security ("INSS"), retirement pension and other benefits. Such contributions, which are expensed as incurred, totaled R $910 in 2008, R $978 in 2009 and R $1,196 in 2010.

In addition, we make contributions to defined-benefit plans for our employees coming from acquired institutions. We account for these plans in accordance with ASC 715-30, "Compensation - Retirement Benefits - Defined Benefit Plan Pension". Accounting for defined benefits plans requires the use of an actuarial method for determining defined benefit pension costs and provides for the deferral of actuarial gains and losses (in excess of a specific corridor) that result from changes in assumptions or actual experience differing from that assumed.

(u)         Earnings per share

In accordance with U.S. GAAP, earnings per share are presented based on the two classes of shares issued. Both classes, common and preferred, participate in dividends on substantially the same basis, except that preferred shareholders are entitled to dividends per share 10% higher than common shareholders (Note  17). Earnings per share are computed based on the distributed dividends or interest on shareholders' capital and undistributed earnings of Bradesco after giving effect to the 10% preference, as though all earnings will be distributed. Weighted average shares are computed based on the periods for which the shares are outstanding.

(v)         Insurance and pension plans policyholders

Substantially all of our insurance contracts are considered short-duration insurance contracts. Premiums from short-duration insurance contracts are recognized over the related contract period. Premiums from long-duration contracts are recognized when due from the policyholders.

Reserves for insurance claims are established based on historical experience, claims in process of payment, estimated amount of claims incurred but not yet reported, and other factors relevant to the level of reserves required. Reserves are adjusted regularly based upon experience, with the effects of changes in such estimated reserves included in the results of operations in the period in which the estimated reserves were changed, and include estimated reserves for reported and unreported claims incurred.

Reserves for private pension plan are established based on actuarial calculations.

Certain products offered by us, such as pension investment contracts and funds where the investment risk is for the account of policyholders, are considered investment contracts in accordance with the requirements of ASC 944-20. During the accumulation phase of the pension investment contracts, when the investment risk is for the account of policyholders, the contracts are treated as investment contracts. During the annuity phase the contracts are treated as insurance contracts with mortality risk. Funds related to pension investment contracts where the investment risk is for the account of policyholders are equal to the account value. Account values are not actuarially determined. Rather, account values are increased by the deposits received and interest credited (based on contract provisions) and are reduced by redemptions at the policyholders option.

In addition, we determine the need to record an additional liability for the contract feature when the present value of expected annuitization payment at the expected annuitization date exceeds the expected account balance at the annuitization date, in accordance with ASC 944-20. The securities related to these pension investment contracts are classified as "trading assets" and "available for sale securities" in the consolidated financial statements.

(w)       Liability for unpaid claims and claim adjustment expenses

The liability for unpaid claims and claim adjustment expenses represents the amounts needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the balance sheet date. The estimated liability includes the amount of money that will be required for future payments of (a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees; outside adjuster fees; and costs to record, process, and adjust claims.

Premium deficiency reserves are established if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses and to recover any unamortized policy acquisition costs.

During the regular course of our insurance activities, we reinsure a portion of the underwritten risk with IRB-Brasil Resseguros S.A., a government controlled entity. The reinsurance agreement permits a recovery of a portion of losses from the reinsurer, although it does not discharge our primary liability as direct insurer of the risks reinsured. Reinsurance receivables as of December 31, 2009 and 2010 amounted to R $622 and R $588, respectively, and are included in "Other assets".

(x)         Deferred acquisition costs

The costs that vary with and are related to the production of new insurance business are deferred to the extent that such costs are deemed recoverable from future profits. Such costs include mainly commissions, cost of policy insurance and variable support service costs and are amortized over the expected life of the contracts in proportion to the premium income. Deferred acquisition costs are subject to recoverability testing at the end of each accounting period and, if not recoverable, are charged to expense.

(y)         Compensated absences

The liability for future compensation for employee vacations is accrued and expensed as earned by the employees.

(z)         Interest on shareholders' capital

Brazilian corporations are permitted to attribute a tax-deductible interest charge on shareholders' equity. The notional interest charge is treated as though it was a dividend and is accordingly shown as a direct reduction of retained earnings in these financial statements. The related tax benefit is recorded in the income statement.

(aa) Credit card fees

Credit card fees, periodically charged to cardholders, net of related issuance costs, are deferred and recognized on a straight-line basis over the period that the fee entitles the cardholder to use the card.

(bb) Special Purpose Financing (SPF) entities

The Organization utilizes certain financial arrangements to meet its funding and liquidity management through SPF entities. These SPF entities are generally funded with long-term debt (Note 14 (d)) and are paid down through the future cash flow of the underlying assets. The underlying assets are essentially current and future flows of: (i) payment orders from individuals and corporations outside Brazil to individuals and corporations in Brazil on which we act as the paying bank; and (ii) credit card bill receivables from purchases in Brazil from foreign cardholders.

We consolidated these SPF entities based on the policies issued by ASC 810-10, "Consolidation".

(cc)   Guarantees provision

ASC 460, "Guarantees" establishes accounting and disclosure requirements for guarantees, requiring that a guarantor recognize, at the inception of a guarantee, a liability in an amount equal to the fair value of the obligation undertaken in issuing the guarantee.

We recorded a liability in "Other Liabilities", for the fair value of guarantees granted at the date on which we issue the guarantee. The fair value at inception of the obligation undertaken when issuing the guarantees is typically equal to the present value of the future amount of premium receivable under the contract. The fair value of the liability recorded at inception is amortized into income as Fee and Commission Income over the life of the guarantee contract. If we conclude that it is probable that we will incur a loss in relation to the guaranteed issued, we recognize in "Other Liabilities" a provision for the estimated amount of probable loss. Significant guarantees that have been provided by us are disclosed in Note 24 (d).

(dd) Perpetual bonds

The ASC 480, "Distinguishing Liabilities from Equity", establishes standards for how an issuer measures certain financial instruments with characteristics of both liabilities and equity and classifies them in its statement of financial position.  Under this standard the perpetual bond are treated as a liability as they have contractual mandatory payment on specified dates and have no conversion features for conversion into share capital.

(ee)   Fair value measurement

The ASC 820, "Fair Value Measurements and Disclosures", defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. We determine the fair values of our financial instruments based on the fair value hierarchy established in ASC 820 which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value. Bradesco carries at fair value trading assets and liabilities, derivative assets and liabilities, available for sale securities and certain other assets.

Level 1, 2 and 3 Valuation Techniques

Financial instruments are considered Level 1 when valuation can be based on quoted prices in active markets for identical assets or liabilities. Level 2 financial instruments are valued using quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or models using inputs that are observable or can be corroborated by observable market data of substantially the full term of the assets or liabilities. Financial instruments are considered Level 3 when their values are determined using pricing models, discounted cash flow methodologies or similar techniques and at least one significant model assumption or input is unobservable and when determination of the fair value requires significant management judgment or estimation.

Valuation adjustments may be made to ensure that financial instruments are recorded at fair value including amounts to reflect counterparty credit quality and the Organization creditworthiness. Credit valuation adjustments are necessary when the market price is not indicative of the credit quality of the counterparty. The Organization's derivatives financial instruments are mainly traded in the BM&FBovespa and for these derivatives there is no need for valuation adjustments.  For contracts of derivatives financial instruments traded over the counter in Brazil the market practices in valuation use inputs assuming the same credit risk of the counterparties.   We identified and incorporated credit risk adjustments when determining fair value after considering guarantees, collateral and other credit factors.

Level 1

Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as Brazilian government securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2

Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include derivative contracts whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, including but not limited to yield curves, interest rates, volatilities, equity or debt prices and foreign exchange rates.

Level 3

Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities normally include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. This category generally includes certain corporate and bank debt securities and certain derivative contracts.

For more information on the fair value of Bradesco's financial instruments see Note 21 - Fair Value of Financial Instruments.

(ff)     Recent proposed and issued accounting pronouncements

In October 2009, the FASB issued ASU 2009-15, "Accounting for Own-Share Lending Arrangements in Contemplation of Convertible Debt Issuance or Other Financing - a consensus of the FASB Emerging Issues Task Force". The ASU provides share lenders with guidance on how to account for these arrangements (amortization of the debt issuance costs will increase the overall implied cost of the related convertible debt arrangement). Specifically, a share lender should record as debt issuance cost the fair value of a share lending arrangement. The guidance was effective for new share lending arrangements for interim and annual periods beginning on or after June 15, 2009. For existing arrangements, the guidance was effective for fiscal years beginning on or after December 15, 2009. The adoption of this amendment to ASC did not impact our consolidated financial statements.

In December 2009, the FASB issued ASU 2009-16, "Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets", through the issuance of SFAS 166. This amendment to ASC 860 removes the concept of a qualifying special-purpose entity from ASC 860 and removes the exception from applying ASC 810 to qualifying special-purpose entities. ASC 860 changes the requirements for derecognizing financial assets modifying the financial-components approach previously applied under U.S. GAAP and limits the circumstances in which a financial asset, or portion of a financial asset, should be derecognized when the transferor has not transferred the entire original financial asset to an entity that is not consolidated with the transferor in the financial statements being presented and/or when the transferor has continuing involvement with the transferred financial asset. ASC 860 removes the special provisions in ASC 948 for guaranteed mortgage securitizations and as a result requires those securitizations to be treated the same as any other transfer of financial assets within the scope of ASC 860. If such a transfer does not meet the requirements for sale accounting, the securitized mortgage loans should continue to be classified as loans in the transferor's statement of financial position. Additional disclosures are required to provide financial statement users with greater transparency about transfers of financial assets and a transferor's continuing involvement with transferred financial assets. This amendment to ASC was effective for the first annual reporting period that began after November 15, 2009. The adoption of this amendment to ASC did not impact our consolidated financial statements.

In December 2009, the FASB issued ASU 2009-17, "Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities", through the issuance of SFAS 167. This amendment to ASC 810 requires an enterprise to perform an analysis to determine whether the enterprise's variable interest or interests give it a controlling financial interest in a variable interest entity. This analysis identifies the primary beneficiary of a variable interest entity as the enterprise that has both of the following characteristics: (i) the power to direct the activities of a variable interest entity that most significantly impact the entity's economic performance, and (ii) the obligation to absorb losses of the entity that could potentially be significant to the variable interest entity or the right to receive benefits from the entity that could potentially be significant to the variable interest entity.   Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a variable interest entity operates as designed when determining whether it has the power to direct the activities of the variable interest entity that most significantly impact the entity's economic performance. ASC 810 also requires ongoing reassessments of whether an enterprise is the primary beneficiary of a variable interest entity and eliminates the quantitative approach previously required for determining the primary beneficiary of a variable interest entity, which was based on determining which enterprise absorbs the majority of the entity's expected losses, receives a majority of the entity's expected residual returns, or both.   ASC 810 requires enhanced disclosures that will provide users of financial statements with more transparent information about an enterprise's involvement in a variable interest entity. This amendment to ASC was effective for the first annual reporting period that began after November 15, 2009. The adoption of this amendment to ASC did not impact our consolidated financial statements.

In January 2010, the FASB issued ASU 2010-06, "Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements".   The ASU requires the following disclosures about Level 2 and 3 fair value measurements: amounts segregated for each class of assets and liabilities, and the inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements. This ASU 2010-06 was effective for financial statements after December 15, 2009, and the disclosures are presented in Note 21. Additionally, disclosures of the amounts of significant transfers in and out of Level 1 and 2 fair value measurements, including description of the reasons for the transfers, and disclosures of the gross purchases, sales, issuances and settlements activity in Level 3 fair value measurements will be required for fiscal years beginning after December 15, 2010.

In February 2010, the FASB issued ASU 2010-09, "Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure Requirements". The glossary of ASC 855 is amended to define "SEC filer" as an entity that is required to file or furnish its financial statements with the SEC. This ASU also states that an SEC filer is required to evaluate subsequent events through the date that the financial statements are issued, and it is not required to disclose the date through which subsequent events have been evaluated. ASU 2010-09 was effective, in February 2010. See Note 30 for disclosures related to Subsequent Events.

In February 2010, the FASB issued ASU 2010-10, "Consolidation (Topic 810): Amendments for Certain Investment Funds". The ASU defers the effective date of the amendments to the consolidation requirements made by FASB Statement 167 to a reporting entity's interest in certain types of entities. Additionally, the ASU amends the requirements for evaluating whether a decision maker or service provider has a variable interest to clarify that a quantitative approach should not be the sole consideration in assessing the criteria and clarifies that related parties should be considered in applying all of the decision maker and service provider criteria. The new policy shall be effective for the first annual reporting period that begins after November 15, 2009. The adoption of this amendment to ASC did not impact our consolidated financial statements.

In April 2010, the FASB issued ASU 2010-18, "Receivables (Topic 310): Effect of a Loan Modification When the Loan Is Part of a Pool That Is Accounted for as a Single Asset". As a result of the amendments in this policy, modifications of loans that are accounted for within a pool under Subtopic 310-30 do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring. An entity will continue to be required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change. The ASU was effective in the first interim or annual period ending on or after July 15, 2010. The adoption of this amendment to ASC did not have impact in our consolidated financial statements.

In July 2010, the FASB issued ASU 2010-20, "Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses", which provides guidance that requires enhanced disclosures surrounding the credit characteristics of the Organization's loan portfolio. Under the new guidance, the Organization is required to disclose its accounting policies, the methods it uses to determine the components of the allowance for credit losses, and qualitative and quantitative information about the credit risk inherent in the loan portfolio, including additional information on certain types of loan modifications. The disclosures as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2010. The disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning on or after December 15, 2010. The additional disclosures are included in the notes to these consolidated financial statements.

In September 2010, the FASB issued ASU 2010-25, "Plan Accounting: Defined Contribution Pension Plans (Topic 962): Reporting Loans to Participants by Defined Contribution Pension Plans". It requires that participant loans be classified as notes receivable from participants, which are segregated from plan investments and measured at their unpaid principal balance plus any accrued but unpaid interest. The ASU is effective for fiscal years ending after December 15, 2010. The adoption of this amendment to ASC did not impact our consolidated financial statements.

In October 2010, the FASB issued ASU 2010-26, "Financial Services - Insurance (Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts". ASU 2010-26 states that incremental direct costs of contract acquisition and certain costs related directly to some acquisition activities performed by the insurer for the contract should be capitalized. All other acquisition-related costs should be charged to expense as incurred. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. We are evaluating the potential impact of adopting this amendment to ASC.

In December 2010, FASB issued ASU 2010-28, "Intangibles - Goodwill and Other (Topic 350) :When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts". Under ASC Topic 350, goodwill is tested for impairment at the reporting unit level utilizing a two-step approach. Step 1 compares the fair value of a reporting unit to its carrying value and if there is a shortfall, then Step 2 is completed. Step 2 measures the amount of impairment. This update requires that the Step 2 test be performed if the reporting unit has zero or negative carrying amount and qualitative factors exist indicating that it is more likely than not that a goodwill impairment exists. No additional disclosures are required by this update. This update is effective for fiscal years beginning after December 15, 2010. At the date of adoption, a cumulative-effect adjustment to beginning retained earnings should be recorded if impairment of any reporting unit exists. We are evaluating the potential impact of adopting this amendment to ASC.

In April 2011, FASB issued ASU 2011-03, "Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements". Topic 860, Transfers and Servicing, prescribes when an entity may or may not recognize a sale upon the transfer of financial assets subject to repurchase agreements. That determination is based, in part, on whether the entity has maintained effective control over the transferred financial assets. The amendments in this Update remove from the assessment of effective control (a) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (b) the collateral maintenance implementation guidance related to that criterion. This ASU is effective for the first interim or annual period beginning on or after December 15, 2011. We are evaluating the potential impact of adopting this amendment to ASC.

Note 3 - Brazilian Central Bank Compulsory Deposits	12 Months Ended
Dec. 31, 2010
Note 3 - Brazilian Central Bank Compulsory Deposits
Note 3 - Brazilian Central Bank Compulsory Deposits [Text Block]

Brazilian Central Bank Compulsory Deposits

(a)   Like other Brazilian financial institutions, we are required to maintain deposit funds with the Central Bank or to purchase and hold Brazilian federal government securities in the form of compulsory deposits which are as follows:

	December 31,
	2009	2010
Non-interest earning (1)	8,962	10,984
Interest-earning (2)	14,772	43,459
Interest-earning (3)	8,962	10,755

Total	32,696	65,198
(1) Related to demand deposits. (2) Mainly related to time deposits with the Central Bank in the form of Brazilian government securities. (3) Mainly related to saving deposits.

(b)   The Brazilian government securities related to the compulsory deposits and accounted for under ASC 320 were as follows:

	Trading securities		Available for sale securities
	2009	2010(1)	2009	2010(1)
Amortized cost	7,998	-	6,795	-
Gross unrealized gains	63	-	1	-
Gross unrealized losses	(7)	-	(78)	-
Fair value	8,054	-	6,718	-
Average balance	15,894	-

(1)       In 2010, we had no compulsory deposits in the form of securities.

The amortized cost and the fair value of the securities, by maturity, were as follows:

	December 31,
	2009		2010
	Amortized cost	Fair value	Amortized cost	Fair value
Due in one year or less	1,934	1,935	-	-
Due after one year through five years	12,859	12,837	-	-
Total	14,793	14,772	-	-

Note 4 - Trading Securities	12 Months Ended
Dec. 31, 2010
Note 4 - Trading Securities
Note 4 - Trading Securities [Text Block]

4.             Trading assets

	Fair value
	December 31,		Average balance
	2009	2010	2009(2)	2010(2)
Mutual funds (1)	50,677	57,825	46,162	52,782
Brazilian government securities	10,784	17,276	13,368	14,154
Corporate debt and equity securities	4,982	16,798	6,390	10,684
Brazilian sovereign bonds	35	30	38	32
Bank debt securities	4,839	2,740	3,942	4,883
Foreign government securities	82	71	1,245	663
Total trading securities	71,399	94,740	71,145	83,198
Derivative financial instruments	1,371	1,647	2,199	1,847
Total trading assets	72,770	96,387	73,344	85,045

(1)                 Includes investment funds related to investment contracts (see Note 2(v)).

(2)                 We calculated the average balances using the month-end book balances.

Net unrealized gains (losses) included in trading assets at December 31, 2009 and 2010 were R $154 and R $56, respectively.

The net change in the unrealized gains/(losses) on trading assets held as of December 31, 2008, 2009 and 2010, included in non-interest income, were R $1,071, R $(852) and R $(98), respectively.

Trading assets   presented above include securities pledged as collateral, that are not permitted by contract to be sold or repledged by counterparts, amounted to R $4,182 and R $2,349 at December 31, 2009 and 2010, respectively.

Derivative positions represent the fair values of interest rate, foreign exchange, equity and commodity-related products, including financial forward settlement and option contracts and swap agreements associated with our financial derivative instruments trading activities.

Note 5 - Available for Sale Securities	12 Months Ended
Dec. 31, 2010
Note 5 - Available for Sale Securities
Note 5 - Available for Sale Securities [Text Block]

5.             Available for Sale Securities

	December 31, 2009
		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value
Brazilian government securities	23,865	2,222	(111)	25,976
Brazilian sovereign bonds	1,535	68	(131)	1,472
Corporate debt securities	4,513	50	(200)	4,363
Bank debt securities	1,178	37	(12)	1,203
Foreign government securities	148	-	(18)	130
Marketable equity securities	3,304	917	(131)	4,090

Total	34,543	3,294	(603)	37,234

	December 31, 2010
		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value
Brazilian government securities	27,246	3,489	(18)	30,717
Brazilian sovereign bonds	74	63	(124)	13
Corporate debt securities	4,288	103	(215)	4,176
Bank debt securities	126	24	(34)	116
Marketable equity securities	4,512	982	(668)	4,826

Total	36,246	4,661	(1,059)	39,848

In 2008, 2009 and 2010 as a result of the assessment of the other than temporary impairment we recorded R $89, R $290 and R $35, respectively, as other than temporary losses and they were written off to non-interest income, where the Organization considers that would not recover substantially all of its recorded investment.

The table below presents how much of our gross unrealized losses are more than one year and less than one year at December 31, 2009 and 2010:

	December 31, 2009
	Twelve months or longer		Less than twelve months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Brazilian government securities	134	2	1,034	109
Brazilian sovereign bonds	1,042	127	103	4
Corporate debt securities	477	89	2,137	111
Bank debt securities	-	-	64	12
Marketable equity securities	1,475	131	-	-
Foreign government securities	-	-	113	18

Total	3,128	349	3,451	254

	December 31, 2010
	Twelve months or longer		Less than twelve months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Brazilian government securities	-	-	2,152	18
Brazilian sovereign bonds	212	57	200	67
Corporate debt securities	656	138	398	77
Bank debt securities	-	-	206	34
Marketable equity securities	2,002	360	1,125	308

Total	2,870	555	4,081	504

At December 31, 2009, the amortized cost of approximately R $6,579 available for sale securities exceed their fair value by R $603. Included in the R $603 of gross unrealized losses on available for sale securities at December 31, 2009, was R $254 of gross unrealized losses that have existed for less than one year and R $349 of gross unrealized losses that have existed for one year or longer.   Of the gross unrealized losses existing of one year or longer, R $127 or 36% is related to Brazilian sovereign bonds that based upon our analyses performed as described on Note 2(i), which have been applied to those securities the Organization believes that the unrealized losses for those securities result from market conditions and not from credit losses. Also the Organization has no intent to sell these securities and it is not more-likely-than-not that will be required to sell these securities before recovery at amortized cost. In addition, of the gross unrealized losses existing twelve months or longer, R $131, or 38%, is related to 5 available for sale equity securities primarily due to the overall decline in the market during 2008.

At December 31, 2010, the amortized cost of approximately R $6,951 available for sale securities exceed their fair value by R $1,059. Included in the R $1,059 of gross unrealized losses on available for sale securities at December 31, 2010, was R $504 of gross unrealized losses that have existed for less than one year and R $555 of gross unrealized losses that have existed for one year or longer.   Of the gross unrealized losses existing of one year or longer, R $57 or 10.3%  is related to Brazilian sovereign bonds and R $138 or 24.8% is related to corporate debt securities, that based upon our analyses performed as described in Note 2(i), the Organization believes that the unrealized losses for those securities result from market conditions and not from credit losses, and believes it is probable that it will recover its investment, given the credit rating of these securities is substantially between rate "BBB-" and "BBB+" for corporate debt securities and "BBB" (rating Brazil) for Brazilian sovereign bonds. Also the Organization has no intent to sell these securities and it is not more-likely-than-not that will be required to sell these securities before recovery at amortized cost. In addition, of the gross unrealized losses existing one year or longer, R $360, or 64.8%, and less than one year, R $308 or 61.1% is related to available for sale equity securities primarily due to the overall decline in the market at the end of 2010. The Organization intends to hold these securities in an unrealized loss position for a period of time sufficient to allow for an anticipated recovery in fair value or until maturity. The Organization has sufficient capital and liquidity to hold these securities until recovery in fair value or maturity. Based on the Organization's evaluation of the factors and other objective evidence described above, the Organization believes that the securities are not other-than- temporarily impaired.

At December 31, 2009 and 2010 there were no securities issued by a single private company, or group of related companies, for which the fair value exceeded 10% of shareholders' equity.

Realized gains and losses on securities are calculated based on the average cost method. The components of gains and losses realized on available for sale securities were as follows:

	Year ended December 31,
	2008	2009	2010
Gross gains	1,120	916	972
Gross losses	(422)	(462)	(154)
Other-than-temporary impairment	(89)	(290)	(35)

Net gains	609	164	783

The amortized cost and fair value of available for sale securities, by maturity, were as follows:

	December 31,
	2009		2010
	Amortized cost	Fair value	Amortized cost	Fair value
Due in one year or less	863	932	2,208	2,215
Due after one year through five years	5,665	5,651	2,845	2,830
Due after five years through ten years	7,519	7,822	7,908	8,231
Due after ten years	17,192	18,739	18,773	21,746
No stated maturity (marketable equity securities)	3,304	4,090	4,512	4,826

Total	34,543	37,234	36,246	39,848

Available for sale securities presented above include securities pledged as collateral, that are not permitted by contract to be sold or repledged by counterparts, amounted to R $1,110  and R $306 at December 31, 2009 and 2010, respectively.

Additionally, available for sale securities presented as "Federal funds sold and securities purchased under agreements to resell" amount to R $34,092 at December 31, 2010, with a market value of R $34,133, and consist of Brazilian government securities (maturities between 1 and 10 years). At December 31, 2009 these securities amounted to R $3,221 with a market value of R $3,183.

Note 6 - Held to Maturity Securities	12 Months Ended
Dec. 31, 2010
Note 6 - Held to Maturity Securities
Note 6 - Held to Maturity Securities [Text Block]

6.             Held to Maturity Securities

The amortized cost and fair value of held to maturity securities were as follows:

	December 31, 2009
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	cost	Gains	Losses	value
Brazilian government securities	2,951	1,227	-	4,178
Brazilian sovereign bonds	856	110	-	966
Foreign government securities	76	-	-	76

Total	3,883	1,337	-	5,220

	December 31, 2010
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	cost	Gains	Losses	value
Brazilian government securities	3,283	1,541	-	4,824
Brazilian sovereign bonds	5	-	-	5
Foreign government securities	106	-	-	106

Total	3,394	1,541	-	4,935

The amortized cost and market value of held to maturity securities, by maturity, were as follows:

	December 31,
	2009		2010
	Amortized cost	Fair value	Amortized cost (1)	Fair value (1)
Due in one year or less	90	90	106	106
Due after one year through five years	905	1,005	316	322
Due after five years through ten years	242	255	-	-
Due after ten years	2,646	3,870	2,972	4,507

Total	3,883	5,220	3,394	4,935

(1) Does not include   held to maturity securities presented as "Federal funds sold and securities purchased under agreements to resell" in the amount of R $809, with a market value of R $867.

At December 31, 2009, we recorded securities pledged as collateral in our portfolio of held to maturity securities, that are not permitted by contract to be sold or repledged by counterparts, in the amount of R $14.  At December 31,  2010, there were no securities pledged as collateral in our portfolio of held to maturity securities.

At December 31,  2009 there were no securities presented as "Federal funds sold and securities purchased under agreements to resell".  At December 31,  2010, held to maturity securities presented as "Federal funds sold and securities purchased under agreements to resell" in the amount of R $809, with a market value of R $867 comprise mainly Brazilian sovereign bonds (maturities from 1 to 10 years).

The following table sets out our securities by denomination:

	December 31,
	2009		2010
	Amortized cost	Percentage	Amortized cost	Percentage
Brazilian currency (reais)	2,951	76%	3,283	97%
Indexed to and denominated in foreign currency	932	24	111	3
	3,883	100%	3,394	100%

Note 7 - Loans	12 Months Ended
Dec. 31, 2010
Note 7 - Loans
Note 7 - Loans [Text Block]

7.             Loans

The table below presents performing outstanding loans and leases at December 31, 2009 and 2010:

	December 31,
	2009	2010
Commercial:
Industrial and others	62,886	78,905
Import financing	3,824	4,163
Export financing	18,137	21,543
Leasing	19,787	15,277
Construction	4,201	4,179
Individuals:
Overdraft	2,604	3,367
Real estate	2,640	5,900
Financing (1)	36,604	52,247
Credit card	3,452	5,000
Rural credit	11,661	13,516
Foreign currency loans	2,958	5,020
Public sector	88	84
Non-performing loans	11,092	10,082
Total loans	179,934	219,283

(1) Consisting primarily of automobile financing and direct consumer financing.

The table below presents total outstanding loans and leases at December 31, 2009 and 2010 and an age analysis:

	December 31, 2009
	30 to 59 days Past Due	60 to 89 days Past Due (1)	Greater than 90 days (1)	Total Past Due	Current	Total Loan Portfolio

Commercial:
Industrial and others	560	510	2,494	3,564	62,326	65,890
Import financing	-	-	10	10	3,824	3,834
Export financing	-	10	314	324	18,137	18,461
Leasing	35	296	1,384	1,715	19,752	21,467
Construction	1	6	19	26	4,200	4,226
Individuals:
Overdraft	172	56	340	568	2,432	3,000
Real estate	11	34	58	103	2,629	2,732
Financing	242	639	2,951	3,832	36,362	40,194
Credit card	121	201	1,462	1,784	3,331	5,115
Rural credit.	50	18	290	358	11,611	11,969
Foreign currency loans	25	-	-	25	2,933	2,958
Public sector	-	-	-	-	88	88
Total	1,217	1,770	9,322	12,309	167,625	179,934

	December 31, 2010
	30 to 59 days Past Due	60 to 89 days Past Due (1)	Greater than 90 days (1)	Total Past Due	Current	Total Loan Portfolio

Commercial:
Industrial and others	523	536	2,241	3,300	78,382	81,682
Import financing	-	-	-	-	4,163	4,163
Export financing	-	3	137	140	21,543	21,683
Leasing	37	168	917	1,122	15,240	16,362
Construction	1	1	52	54	4,178	4,232
Individuals:
Overdraft	584	57	369	1,010	2,783	3,793
Real estate	13	36	51	100	5,887	5,987
Financing	254	587	2,628	3,469	51,993	55,462
Credit card	-	336	1,675	2,011	5,000	7,011
Rural credit.	43	18	270	331	13,473	13,804
Foreign currency loans	-	-	-	-	5,020	5,020
Public sector	-	-	-	-	84	84
Total	1,455	1,742	8,340	11,537	207,746	219,283
(1) Amounts recorded as non-accrual

For December 31, 2009 and 2010, there was no interest income recorded related to 60 days or more past due loans.

Credit Quality Indicators

The Organization monitors credit quality based on a methodology of credit risk evaluation which, in addition to providing the institution with the minimum parameters for credit concession and risk management, promotes the determination of credit procedures that are differentiated by the customer's characteristics and capacity. Thus it provides a base for correct pricing and the determination of guaranties adapted to each circumstance.

Risk ratings for legal entities are based on standardized statistical and discriminant procedures, and on quantitative and qualitative information.

For individuals, credit ratings are based on personal data variables, such as income, assets, restrictions and indebtedness, in addition to the history of their relationship with the Organization, and statistical credit evaluation models.

Classifications are monitored semiannually in order to preserve the quality of the credit portfolio.

The risk classification adopted on the basis of the customers' capacity of honoring their commitments is shown below:

Internal Rating		Organization classification
1.	AA1	Low risk
2.	AA2
3.	AA3
4.	A1
5.	A2
6.	A3
7.	B1
8.	B2
9.	B3
10.	C1
11.	C2
12.	C3
13.	D	Medium risk
14.	E	High risk
15.	F
16.	G
17.	H

The table below presents credit quality indicators related to the Organization's loans at December 31, 2009 and 2010:

	December 31, 2009
	Low risk	Medium risk	High risk	Total
Corporate	77,226	2,045	757	80,028
Large entities	54,195	1,549	560	56,304
Small and medium entities	23,031	496	197	23,724
Retail	88,025	8,818	3,063	99,906
Credit card	3,859	238	363	4,460
Financing(1)	26,559	1,477	522	28,558
Prime(2)	4,838	340	91	5,269
Retail - entities	28,633	3,273	937	32,843
Retail - individuals	24,136	3,490	1,150	28,776
Total	165,251	10,863	3,820	179,934

(1) Primarily financing and leasing for vehicles .

(2) Include loans to individual clients who either have a monthly income of at least R $6 thousand  or R $70 thousand  available for immediate investment.

	December 31, 2010
	Low risk	Medium risk	High risk	Total
Corporate	94,802	2,105	933	97,840
Large entities	64,371	1,585	753	66,709
Small and medium entities	30,431	520	180	31,131
Retail	108,554	9,613	3,276	121,443
Credit card	3,582	412	783	4,777
Financing(1)	26,432	1,223	344	27,999
Prime (2)	7,211	365	87	7,663
Retail - entities	39,966	3,373	951	44,290
Retail - individuals	31,363	4,240	1,111	36,714
Total	203,356	11,718	4,209	219,283

(1) Primarily financing and leasing for vehicles

(2) Include loans to individual clients who either have a monthly income of at least R $6 thousand  or R $70 thousand available for immediate investment.

Note 8 - Allowance for Loan Losses	12 Months Ended
Dec. 31, 2010
Note 8 - Allowance for Loan Losses
Note 8 - Allowance for Loan Losses [Text Block]

8.             Allowance for Loan Losses

The table below summarizes the changes in the allowance for credit losses for 2008, 2009 and 2010:

	2008	2009	2010
Allowance for credit losses:
Beginning balance	7,769	10,318	14,572
Provision	6,651	10,822	5,769
Charge-offs	(5,345)	(8,264)	(7,897)
Recoveries	1,243	1,696	2,679
Ending balance	10,318	14,572	15,123

Allowance for loan losses:
Individually evaluated for impairment	538	552	642
Collectively evaluated for impairment	9,780	14,020	14,481
Ending balance	10,318	14,572	15,123
Loans:
Individually evaluated for impairment	1,208	2,170	2,775
Collectively evaluated for impairment	173,627	177,764	216,508
Total	174,835	179,934	219,283

Allowance for credit losses by segment:
Corporate segment	1,288	1,673	1,459
Retail segment	9,030	12,899	13,664
Total	10,318	14,572	15,123
Loans by segment:
Corporate segment	83,704	80,028	97,840
Retail segment	91,131	99,906	121,443
Total	174,835	179,934	219,283
Allowance for credit losses/Loan portfolio (%)	5.9%	8.1%	6.9%

The following table present impaired loans related to the organization's portfolio classes at December 31, 2009 and 2010.

	December 31, 2009
	Recorded investment	Unpaid principal balance (1)	Related allowance	Average recorded investment
Corporate	1,630	2,021	521	1,313
Large entities	1,327	1,656	413	1,063
Small and medium entities	303	365	108	250
Retail	64	124	31	84
Credit card	1	10	1	1
Financing	11	11	11	6
Prime	3	3	1	12
Retail - entities	15	62	8	15
Retail - individuals	34	38	10	50

With no related allowance recorded
Corporate	424	426	-	261
Large entities	228	228	-	152
Small and medium entities	196	198	-	109
Retail	52	59	-	31
Retail - entities	15	22	-	13
Retail - individuals	37	37	-	18
Total	2,170	2,630	552	1,689

(1)         Represents the contractual amount of principal owed at December 31, 2010 and 2009. The unpaid principal balance differs from the recorded investments mainly due to the charge-offs, which are not considered to calculate the unpaid principal balances.

	December 31, 2010
	Recorded investment	Unpaid principal balance (1)	Related allowance	Average recorded investment
Corporate	1,681	2,045	606	1,656
Large entities	1,363	1,578	494	1,345
Small and medium entities	318	467	112	311
Retail	80	158	36	72
Credit card	1	18	1	1
Financing	-	9	-	6
Prime	5	6	1	4
Retail - entities	21	69	13	18
Retail - individuals	53	56	21	43

With no related allowance recorded
Corporate	914	916	-	669
Large entities	718	718	-	473
Small and medium entities	196	198	-	196
Retail	100	101	-	76
Credit card	18	18	-	9
Retail - entities	35	36	-	25
Retail - individuals	47	47	-	42
Total	2,775	3,220	642	2,473

(1)         Represents the contractual amount of principal owed at December 31, 2010 and 2009. The unpaid principal balance differs from the recorded investments mainly due to the charge-offs, which are not considered to calculate the unpaid principal balances.

At December 31, 2009 and 2010, the recorded investment in loans for which impairment has been recognized in accordance with ASC 310 totaled R $2,170, and R $2,775, respectively, of which R $1,377, and R $1,761, related to loans with a corresponding valuation allowance of R $552, and R $642, respectively. For the year ended December 31, 2010, the average recorded investment in impaired loans was approximately R $2,473. For 2008, 2009 and 2010, interest income recognized on impaired loans was immaterial. At December 31, 2008, 2009 and 2010, we had non-accrual loans of R $7,178, R $11,092 and R $10,082, respectively.

Note 9 - Equity Investees and Other Investments	12 Months Ended
Dec. 31, 2010
Note 9 - Equity Investees and Other Investments
Note 9 - Equity Investees and Other Investments [Text Block]

9.             Equity Investees and Other Investments

		December 31,
Company	2010	2008	2009		2010
	Voting ownership %	Equity in earnings (losses)	Investment	Equity in earnings (losses)	Shareholders' Equity	Net income (losses)	Investment	Equity in earnings (losses)
BES Investimentos do Brasil S.A	20.00	7	64	11	473	65	68	8
BIU Participações S.A. (1)	33.84	17	25	27	304	75	72	45
Cielo S.A.(2)	28.65	573	247	492	1,223	1,768	767	514
Cia. Brasileira de Soluções e Serviços - Visavale(2)	45.89	13	28	11	220	88	167	20
Fidelity Processadora e Serviços S.A	49.00	(4)	122	10	471	11	231	5
Cia. Brasileira de Gestão e Serviços S.A	41.85	(9)	36	1	92	5	39	2
Integritas Participações S.A. (3)	22.32	-	410	92	697	99	432	26
Odontoprev S.A.(4)	43.50	-	1,045	-	560	84	975	37
Other Investments (5)	-	-	307	-	-	-	363	(118)

Total		597	2,284	644			3,114	539

(1)     BIU had as of December 31, 2010 a 24.39% participation in Serasa.

(2)     On April, 2010, the Organization increased its participation in Cielo S.A., corresponding to 2.09% of the capital, in the amount of R $ 432, with goodwill of R $ 408. On July, 2010 the Organization increased its participation in Companhia Brasileira de Soluções e Serviços - CBSS, corresponding to 10.67% of the capital, in the amount R $ 141, with goodwill of R $ 124.

(3)     Investment acquired in January 2009, through our subsidiary Bradesco Seguros S.A., for the amount of R $342, generating goodwill in the amount of R $287.

(4)     See Note 1(c).

(5)     Including mainly our investments in preferred shares of IRB- Brasil Resseguros S.A - 42.5% and CPM Braxis S.A - 20.2%, as well as other investments.

As of December 31, 2010 with exception of Cielo S.A. and Odontoprev S.A., the above investments were not regularly traded on any stock exchange. The fair value of our investments in Cielo and Odontoprev, based on the market price, amount to R $5,259 and R $1,933, respectively.

Dividends, including interest on shareholders' capital, received from the equity investees above were as follows:

	Year ended December 31,

	2008	2009	2010
Cielo S.A.	537	459	428
Biu Paricipações S.A	18	2	-
Odontoprev S.A	-	-	22
Others	8	15	8
Total	563	476	458

Note 10 - Premises and Equipment, Net	12 Months Ended
Dec. 31, 2010
Note 10 - Premises and Equipment, Net
Note 10 - Premises and Equipment, Net [Text Block]

10.       Premises and Equipment, Net

	December 31,
	2009	2010
Furniture and equipment	1,959	2,057
Leased equipment	2,265	2,229
Data processing equipment	1,944	1,847
Development and acquisition costs of software	1,314	1,798
Leasehold improvements	1,181	1,401
Buildings	781	795
Land	433	432
Vehicles	31	34
Others	9	4
Less: accumulated depreciation and amortization	(5,087)	(5,171)
Total	4,830	5,426

Depreciation and amortization expense were R $881, R $1,053 and R $1,267 for the years ended December 31, 2008, 2009 and 2010, respectively.

We have entered into leasing agreements, primarily related to data processing equipment, which are accounted for as capital leases. Under this accounting method both an asset and an obligation are recorded in the financial statements and the asset is depreciated in a manner consistent with our normal depreciation policy of owned assets.

In 2002 and 2003, certain bank branches were sold through public auctions as part of a disposal program. These comprised cash transactions or installment sales financed by the Organization. There were no sales of bank branches through public auctions in 2009 and 2010.

At the same time, these branches were leased to us for the purpose of continuing our business operations and were accounted for mostly as operating leases. Only the financed sales were maintained as fixed assets, reflecting the possibility of repossession in the event of default by the purchaser. In 2009 all of the contracts of financings were paid.

Note 11 - Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2010
Note 11 - Goodwill and Other Intangible Assets
Note 11 - Goodwill and Other Intangible Assets [Text Block]

11.       Goodwill and Other Intangible Assets

(a)         Goodwill

The changes in the carrying amount of goodwill as a result of our acquisitions (Note 1 (b)) for the year ended December 31, 2009 and 2010 are as follows:

	Segments

Banking

Insurance, pension plans and certificated savings plans

			Total
Balance as of December 31, 2008	1,205	81	1,286
Tax benefit on realization for tax purposes of tax deductible goodwill on acquisitions	(52)	-	(52)
Balance as of December 31, 2009	1,153	81	1,234

Tax benefit on realization for tax purposes of tax deductible goodwill on acquisitions	(51)	-	(51)
Balance as of December 31, 2010	1,102	81	1,183

The banking segment and the insurance, pension plans and certificated savings plans, in which we allocated the acquisitions, is tested annually for impairment of goodwill. We did not identify any impairment losses to be recorded in 2009 and 2010.

(b)         Other intangible assets

The net carrying amount of finite-lived intangible assets for the year ended December 31, 2009 and 2010 are as follows:

Segments

Banking

Insurance, pension plans and certificated savings plans

Total

Balance at January 1, 2009	3,138	-	3,138
Acquisition of Ibi	812	-	812
Acquisition of rights for rendering banking services	390	-	390
Impairment	(37)	-	(37)
Amortized during the year	(660)	-	(660)
Balance as of December 31, 2009	3,643	-	3,643
Acquisition of Ibi México	32	-	32
Acquisition of rights for rendering banking services	910	-	910
Impairment	(17)	-	(17)
Amortized during the year	(916)	-	(916)
Balance as of December 31, 2010	3,652	-	3,652

The following table presents the gross carrying value and accumulated amortization for finite-lived intangible assets subject to amortization:

	December 31, 2009		December 31, 2010
	Gross carrying value	Accumulated amortization	Gross carrying value	Accumulated amortization
Customer relationship (including core deposits)	6,709	3,873	7,602	4,762
Exclusive access to customers	812	5	844	32
Total Intangible assets	7,521	3,878	8,446	4,794

The aggregate amortization expense was R $802, R $660 and R $916 for 2008, 2009 and 2010, respectively.

The estimated amortization expense for the next five years is as follows:

For the year ended December 31,	Amortization expense
2011	926
2012	713
2013	445
2014	398
2015	367

Note 12 - Other Assets	12 Months Ended
Dec. 31, 2010
Note 12 - Other Assets
Note 12 - Other Assets [Text Block]

12.       Other Assets

	December 31,
	2009	2010
Deferred tax assets	9,674	11,670
Credit card operations	10,661	13,121
Restricted escrow deposits for taxation and labor matters	5,676	7,369
Taxes available for offset	2,366	1,741
Insurance premiums receivable	2,305	2,009
Negotiation and intermediation of securities	1,173	866
Advances to FGC (Deposit Garantee Association)	715	533
Deferred policy acquisition costs (1)	462	547
National property system	490	508
Securitization of credit card bill receivables (Note 14 (d))	111	36
Prepaid expenses	279	244
Foreclosed assets, net	457	414
Restricted cash (2)	43	41
Other	4,791	4,254
Total	39,203	43,353

(1) Commissions paid to insurance brokers on trade of insurance products, private pension plans and certificated savings plans. (2) See Note 14(d).

Note 13 - Short-Term Borrowings	12 Months Ended
Dec. 31, 2010
Note 13 - Short-Term Borrowings
Note 13 - Short-Term Borrowings [Text Block]

13.       Short-term Borrowings

	December 31,
	2009	2010
Import and export financings	4,761	3,673
Commercial paper	3,214	4,062
Other	1	-
Total	7,976	7,735

Import and export financings represent credit lines available to finance imports and exports by Brazilian companies, typically denominated in foreign currency.

At December 31, 2010 interest rates applicable to short-term borrowings were between 0.54% and 0.98% per annum (2009 - 0.14% and 1.28%) for import and export financings, and 0.55% and 3.48% per annum (2009 - 0.14% and 4.37%) for commercial paper. Average borrowing rates in 2009 and 2010 were 1.94% and 1.59% per annum, respectively.

In 2010 we have recognized as interest expense of short-term borrowings a net interest income in the total amount of R $188 due to the impact of the appreciation of the real against the U.S. dollar in the period. In 2009, we recorded as interest expense, the amount of R $(2,197), due to the impact of the appreciation of the real against the U.S. dollar in the period. In 2008, we recorded as interest expense an amount of R $ 4,899, due to the impact of the depreciation of real against the U.S. dollar in the period. Our short-term borrowings are mainly denominated in US dollars.

Note 14 - Long-term Debt	12 Months Ended
Dec. 31, 2010
Note 14 - Long-term Debt
Note 14 - Long-term Debt [Text Block]

14.       Long-term Debt

	December 31,
	2009	2010
Local onlendings	20,908	40,497
Subordinated notes	22,795	26,116
Non-convertible debentures	740	743
Debt issued under securitization of payment orders and credit card bill receivables (Note 14 (d))	4,220	3,850
Euronotes	237	1,662
Mortgage notes	899	1,277
Obligations under capital leases	988	831
Foreign currency loans	30	261

Total	50,817	75,237

(a)         Local onlendings

Local onlendings represent amounts borrowed from Brazilian agencies for loans to Brazilian entities that invest primarily in premises and equipment. Such amounts are due in monthly installments through 2034 and bear fixed interest between 2.25% and 21.10% per annum, plus variable interest based on the Taxa de Juros de Longo Prazo (Federal Government long-term interest rate determined on a quarterly basis, or "TJLP") and Taxa Referencial de Juros (reference interest rate, or "TR") respectively. These borrowings are primarily from Banco Nacional de Desenvolvimento Econômico e Social - BNDES (National Economic and Social Development Bank) and Fundo de Financiamento para Aquisição de Mâquinas e Equipamentos Industriais - FINAME (National Industrial Equipment Finance Authority) in the form of credit lines.

(b)         Subordinated notes

	Original			December 31,
Maturity/date	term (in years)	Currency	Interest %	2009(1)	2010(1)
2011	5	R $	102.5% CDI(1) - 104% CDI(2)	6,979	7,685
2011	10	US $	10.25%	261	249
2012	5	R $	103% CDI(2) or 100% CDI(2) + (0.344% to 0.4914%) or IPCA + (7.102% - 7.632%)	4,153	4,589
2012	10	R $	100% DI-CETIP or 100% CDI(2) + (0.75% - 0.87%) or 101% CDI(2) - 102.5%CDI(2)	4,689	5,164
2013	5	R $	100% CDI(2) + (0.344% - 1.0817%) or IPCA + (7.74% - 8.20%)	701	780
2014	6	R $	112% CDI(2)	1,132	1,256
2015	6	R $	108.0% and 112% CDI(2) or IPCA + (6.92% - 8.55%)	1,362	1,538
2016	6	R $	IPCA + (7.1292%)	-	1
2019	10	R $	IPCA + (7.76%)	-	24
2012	10	Yen	4.05%	236	364
2013	10	US $	8.75%	878	827
2014	10	EUR	8.00%	567	504
2019	10	US $	6.75%	1,313	1,278
2021	11	US $	5.90%	-	1,857
No stated maturity(3)		US $	8.87%	524	-
Total				22,795	26,116

(1)             Includes interest not yet paid of the amount R $ 6,915 and 8,950 at 2009 and 2010, respectively.

(2)             Brazilian benchmark interest rate.

(3)             On June, 2005, perpetual subordinated debt was issued in the amount of US $300. With interest paid on a quarterly basis as from September, 2005.

(c)         Non-convertible debentures

				December 31,
Maturity/date	Original term years	Currency	Interest %	2009	2010
2011	6	R $	104% - CDI	740	743

Total				740	743

(d)         Debt issued under securitization of payment orders and credit card bill receivables

As from 2003, we securitize current and future flows of (i) payment orders from individuals and corporations outside Brazil to individuals and corporations in Brazil on which we act as the paying bank and (ii) credit card bill receivables from purchases in Brazil by foreign cardholders.

The long-term debt issued by the SPF entities and sold to investors is expected to be repaid through the future flows of funds provided by both payment orders and credit card bills. We are obligated to redeem the debt if certain specified events of defaults or of early termination occur.

Proceeds from sale of current and future flows of payment orders and credit cards bills received by the SPF entities are required to be maintained in a specified bank account until a certain minimum level is achieved. The amount subject to restricted withdrawal in the amount of R $43 in 2009 and R $41 in 2010 is considered "Restricted Cash" and presented in "Other Assets" in our consolidated balance sheet.

The following table summarizes the main characteristics of debt issued by the SPF entities:

				December 31,
Asset securitized	Maturity/date	Currency	Annual rate - %	2009	2010
Payment orders(1)	2010	US $	6.75	41	-
Payment orders(1)	2012	US $	4.69	77	48
Payment orders(1)	2014	US $	0.50 - 2.22	1,690	1,336
Payment orders(1)	2015	US $	1.12	1,948	854
Payment orders(1)	2017	US $	0.92 - 5.00	132	1,449
Payment orders(1)	2020	US $	5.20	88	85
Credit card bills(2)	2011	US $	5.69	244	78
Total				4,220	3,850

(1)           If the SPF entity fails to make a timely payment of accrued interest and/or principal, the investors have the benefit of a financial guarantee insurance policy provided by an unrelated insurance company.

(2)           The majority of the securities issued will be repaid through the future flows of credit card bills provided by us, whereas the remaining securities will be repaid by the beneficiary designated bank (Banco do Brasil S.A.). Therefore, since the SPF entity was consolidated in our financial statements, we have recorded, Banco do Brasil. portion, R $36 as securitization of credit card bill receivables in "Other assets" as of December 31, 2010 (December 31, 2009 - R $111).

(e)         Euronotes

		Range of annual	December 31,
Maturity/date	Currency	coupon rates - %	2009	2010
2010	R $	14.80	237	-
2011	US $	3.12 - 4.10	-	17
2012	US $	3.12 - 4.10	-	417
2013	US $	3.12 - 4.10	-	1,228
Total			237	1,662

(f)           Mortgage notes

Mortgage notes are generally issued with maturities up to one year and bear interest rates of TR plus interest between 8.50% and 10.50% p.a.

(g)         Long-term debt maturity

	December 31,
	2009	2010
From 1 to 90 days	2,197	7,800
From 91 to 180 days	1,897	4,257
From 181 to 360 days	5,206	9,997
From 1 to 3 years	26,841	34,239
From 3 to 5 years	7,639	10,737
Over 5 years	6,513	8,207
No stated maturity(1)	524	-

Total	50,817	75,237

(1) Redeemed in 2010.

Note 15 - Other Liabilities	12 Months Ended
Dec. 31, 2010
Note 15 - Other Liabilities
Note 15 - Other Liabilities [Text Block]

15.       Other Liabilities

(a)                               Breakdown of other liabilities

	December 31,
	2009	2010
Litigation (Note 25 (b))	10,835	13,281
Credit card operations	9,158	10,730
Certificated savings plans	3,024	3,724
Unpaid claims and claim adjustment reserves (Note 15 (b))	3,948	4,322
Payment orders to be settled	2,687	3,185
Interest on shareholders' capital payable	1,688	2,158
Negotiation and intermediation of securities	1,539	1,487
Taxes on income	1,219	1,936
Labor related liabilities	1,488	1,702
Foreign exchange portfolio, net	498	640
Social security program reserve	270	269
Taxes other than on income	320	543
Collection of third-party taxes, social contributions and other	364	377
Deferred tax liabilities	218	2,940
Others	7,516	6,943

Total	44,772	54,237

(b)                               Changes in unpaid claims and claim adjustment reserves

	December 31,
	2008	2009	2010
Balance at the beginning of the year	2,738	3,052	3,948
( - ) Reinsurance recoverables(1)	(530)	(513)	(622)
Net balance at January 1	2,208	2,539	3,326
Incurred related to:
current year	7,162	8,490	9,480
prior years	555	807	824
Total incurred	7,717	9,297	10,304
Payments related to:
current year	5,244	6,488	6,740
prior years	2,142	2,022	3,156
Total payments	7,386	8,510	9,896
Net balance at December 31	2,539	3,326	3,734
( + ) Reinsurance recoverables(1)	513	622	588
Balance at the end of the year	3,052	3,948	4,322

(1) Reinsurance recoverables are recorded as "Insurance premiums receivable" in "Other assets".

Note 16 - Income Tax and Social Contribution	12 Months Ended
Dec. 31, 2010
Note 16 - Income Tax and Social Contribution
Note 16 - Income Tax and Social Contribution [Text Block]

16.       Income Tax and Social Contribution

We and each of our subsidiaries file separate company tax returns for each fiscal year. Income taxes in Brazil comprise federal income tax (rate of 15% plus an additional 10%) and social contribution (current rate of 15%), which is an additional federal tax, applicable to all periods presented.

On January, 2008, the Brazilian Government increased the social contribution rate for companies of the financial sector, from 9% to 15%.   Financial Institutions have collected the social contribution at a rate of 15% since May 1, 2008.

The amounts reported as income tax expense in the consolidated financial statements are reconciled to the statutory rates as follows:

	Years ended December 31,

2008

2009

2010

Income before income tax and social contribution	6,748	13,669	15,180
Adjusted for: equity in earnings of unconsolidated companies	(597)	(644)	(539)
Adjusted tax basis	6,151	13,025	14,641
Tax expense at statutory rates	(2,460)	(5,210)	(5,856)
Non deductible expenses/(non-taxable income)	(15)	22	(323)
Tax benefit on interest attributed to shareholders' capital paid	783	853	986
Non-deductible exchange gains/(losses) on foreign assets	803	(673)	(520)
Effect of changes in tax laws and rates on deferred tax	1,240	340	131
Others	50	248	154

Income tax expense	401	(4,420)	(5,428)

The major components of the deferred tax accounts in the consolidated balance sheet are as follows:

	December 31,
	2009	2010
Provisions not currently deductible, mainly allowance for loan losses and contingencies	13,767	15,265
Tax loss carryforwards	1,160	768
Other temporary differences	387	106

Total gross deferred tax assets	15,314	16,139

Allowance for non-realization	(46)	-

Total deferred tax assets	15,268	16,139

Temporary non-taxable gains, mainly relating to mark-to-market adjustment on securities, derivative financial instruments	1,520	2,846
Temporary non-taxable gains, mainly relating to leasing	2,996	2,925
Other temporary differences	1,296	1,638

Total deferred tax liabilities	5,812	7,409

Net deferred tax asset, included in other assets (Note 12 and Note 15a)	9,456	8,730

Net deferred income taxes include Brazilian tax loss carryforwards, which have no expiration dates, available for offset against future taxable income. Carryforward losses are available for offset within any year up to 30% of annual income before taxes, determined in accordance with Brazilian Tax Rules. For tax loss carryforwards recorded by subsidiaries or foreign branches there is no limit as to offsetting.

A reconciliation of the beginning and  end balances of tax disputes initiated by Bradesco relating to the constitutionality and legality of certain taxes charged by the Brazilian Government related to IRPJ and CSLL taxes, which were paid or provisioned and for which the related potential tax benefits were recognized  are as follows:

	December, 31
	2008	2009	2010
Balance at the beginning of the year	2,977	3,229	1,683
Provision and Indexation charges	289	414	327
Payments	-	(215)	-
Reversal	(37)	(1,745)	(221)
Balance at the end of the year	3,229	1,683	1,789

The above balance at the end of the year represents the amount of unrecognized tax benefits reported in "Tax litigation" (see Note 25 (c)) that if recognized, would favorably affect the effective tax rate in future periods (except interest accrued and penalties).

We recognize interest accrued and penalties related to unrecognized tax benefits as liabilities and expense, which includes the total amount of R $257 and R $120 for the years ended December 31, 2009 and 2010, respectively in other non-interest expense. The Organization recorded a liability of R $724 and R $697 for the payment of the interest and penalties accrued at December 31, 2009 and 2010, respectively.

Bradesco is involved in several tax disputes, including judicial lawsuits and administrative proceedings, mainly relating to the constitutionality and legality of certain taxes imposed on us by the Brazilian government, among which the most relevant are related to: (i) lawsuit to allow the deduction, for purposes of determination of the calculation basis of due IRPJ and CSLL, of the amount of the effective and definite losses, total or partial, suffered from 1997 to 2009, in the reception of credits, regardless of the compliance with the conditions and terms provided for in articles 9 to 14 of Law n° 9,430/96 which only apply to the provisory losses, in the amount of R $743; and (ii) lawsuit to calculate and pay income tax due from 1997 on, without adding CSLL to the respective calculation basis, set forth on article 1 of Law n° 9,316/96, once this contribution represents a real mandatory expense of the company in the amount of R $546.

During the fiscal year 2010, Bradesco continued utilizing the amnesty process, set forth by Law n° 11,941/09, including law suits in the process resulting in reduced obligations payable in installments.

Note 17 - Shareholders' Equity	12 Months Ended
Dec. 31, 2010
Note 17 - Shareholders' Equity
Note 17 - Shareholders' Equity [Text Block]

17.       Shareholders' Equity

(a)         Capital and shareholders' rights

(i)                 Capital

The Special Shareholders' Meeting held on January 4, 2008 resolved to increase the capital stock by R $1,200, increasing it from R $19,000 to R $20,200, by means of the issuance of 27,906,977 new shares, all non-par, registered, book-entry shares, 13,953,489 of which are common shares and 13,953,488 are preferred shares.

The Special Shareholders' Meeting held on March 24, 2008 resolved to increase the capital stock in the amount of R $2,800, raising it from R $20,200 to R $23,000, by using part of the balance of "Profit Reserves- Statutory Reserve," attributing to the Organization's shareholders, free of charge, as a bonus, one (1) new share of the same type for each two (2) shares owned. 1,023,288,867 non-par, registered, book-entry shares were issued, 511,644,460 of which are common shares and 511,644,407 are preferred shares.

The Special Shareholders' Meeting held on October 29, 2009, it was approved the merger of all of shares representing the Banco Ibi S.A. capital stock into Bradesco, became Bradesco's wholly-owned subsidiary, upon the capital increase in the amount of R $1,368, from R $23,000 to R $24,368, with the issuance of 45,662,775 new shares, all non-par, registered, book-entry shares, 22,831,389 of which are common shares and 22,831,386 are preferred shares. Too approved the capital stock increase by R $132, from R $24,368 to R $24,500, upon the capitalization of reserves, without the issue of shares.

The Special Shareholders' Meeting held on December 18, 2009, it was approved the capital stock increase by R $2,000, from R $24,500 to R $26,500, upon the capitalization of part of the "Profit Reserves - Statutory Reserves" account balance, with a 10% stock bonus, upon the issue of 311,553,258 new shares, all non-par, registered, book-entry shares, out of which 155,776,637 are common and 155,776,621 are preferred shares, allocated to shareholders free of charge, for purposes of stock bonus, at the ratio of one (1) new share to each ten (10) shares of the same type held by them.

The Special General Meeting held on June 10, 2010 voted in favor of a capital increase of R $ 2,000, taking capital stock from R $ 26,500 to R $ 28,500 by capitalizing part of the balance of the "Income Reserve - Statutory Reserves" account in compliance with Article 169 of Law 6404/76, with a share bonus of 10% through the issue of 342,040,948 new book-entry registered shares without par value, of which 171,020,483 were common and 171,020,465 preferred shares, allocated to shareholders free of charge as bonus shares in the proportion of one (1) new share for every ten (10) shares held of the same class, benefiting shareholders already registered with the Bank by July 13, 2010.

The Special General Meeting held on December 17, 2010 voted in favor of a share capital increase of R $ 1,500, taking share capital from R $ 28,500 to R $ 30,000 by issuing 62,344,140 new book-entry registered shares without par value, of which 31,172,072 were common and 31,172,068 preferred shares, at the price per share of R $ 24.06 through private subscription by shareholders in the period from December 29, 2010 through January 31, 2011, in the proportion of 1.657008936% of their holdings owned on the date of the meeting,  was paid in cash on February 18, 2011.

All shareholders are entitled to receive, in total, a mandatory dividend of at least 30% of Bradesco's annual net income as stated in the statutory accounting records adjusted for transfers to and from reserves. None of our outstanding obligations are exchangeable or convertible into equity securities and as a result, diluted earnings per share do not differ from net income per share.

At December 31, 2010, Bradesco's outstanding capital consists of 1,880,830,018 voting common shares and 1,881,225,123 non-voting preferred shares with no par value. Preferred shares carry no voting rights but have priority over common shareholders in the reimbursement of capital in the case of liquidation, up to the amount of capital represented by such preferred shares, and the right to receive a minimum dividend per-share 10% greater than that distributed per-share to common shareholders.

At the same time as the transaction in the Brazilian Market, and in the same proportion, holders of American Depositary Receipts (ADRs) on American and European stock markets (NYSE and Latibex) received bonus shares, and shares continued to be traded in their respective markets.

(ii)             Treasury shares

Treasury shares are recorded at cost, which approximates market prices at the date of purchase. Treasury shares cancelled are recorded as a reduction of unappropriated retained earnings. Treasury shares are held for subsequent sale or cancellation.

(iii)         Additional paid-in capital

Additional paid-in capital consists of premium on the initial issuance of shares less capitalization of such amounts.

(b)         Appropriated retained earnings

Statutory reserve

Under the Corporate Law, Bradesco and its Brazilian subsidiaries are required to appropriate 5% of their annual statutory earnings, after absorbing accumulated losses, to a legal reserve, which is restricted as to distribution. The reserve may be used to increase capital or absorb losses, but may not be distributed as dividends.

(c)         Unappropriated retained earnings

Any income remaining after the distribution of dividends on the statutory records of the Organization and appropriations to statutory reserves is transferred to the reserve for future investments. Such reserve may be distributed in the form of dividends upon approval of the shareholders.

Accordingly, the difference as compared to retained earnings in the U.S. GAAP financial statements represents the effect of interperiod differences between U.S. GAAP and Brazilian GAAP, which will become distributable only when recognized under Corporate Law.

(d)         Dividends (including interest on shareholders' capital)

Dividends are calculated on net income as determined by the financial statements prepared in accordance with Brazilian GAAP. Dividends are payable in Brazilian reais and may be converted into United States dollars and remitted to shareholders abroad provided that the non-resident shareholder's ownership is registered with the Brazilian Central Bank.

Brazilian companies are permitted to pay interest on capital to shareholders based on shareholders' equity, and treat such payments as a tax deductible expense for Brazilian income and social contribution tax purposes. The notional interest charge is treated for accounting purposes as a deduction from shareholders' equity in a manner similar to a dividend. A withholding tax is due and paid upon payments of interest on capital to shareholders.

(e)              Comprehensive Income

	Year ended December 31,
	2008	2009	2010

Net income reported in statement of income	7,149	9,249	9,752
Unrealized holding gains (losses) arising during the period:
Unrealized gains (losses) on available for sale securities	(2,718)	3,098	1,835
Less reclassification adjustment for (gains) losses on available for sale securities included in net income	(609)	(449)	(783)
Defined benefit plans	21	(27)	(54)
Foreign currency translation	-	-	(12)
Other comprehensive income before tax	(3,306)	2,622	986
Gains (losses) on income tax related to items of other comprehensive income	1,503	(1,372)	(239)
Other comprehensive income (loss), net of tax	(1,803)	1,250	747
Total Comprehensive income	5,346	10,499	10,499
Comprehensive income attributable to non-controlling interest	(131)	(33)	(90)
Comprehensive income attributable to Parent Company	5,215	10,466	10,409

 (f) Accumulated other comprehensive income is as follows:

	Year ended December 31,
	2008	2009	2010
Balance at the beginning of the year	1,888	85	1,335
Current period change:
Unrealized gains (losses) on available for sale securities. net of taxes	(1,810)	1,266	787
Defined benefit plans, net of taxes	7	(16)	(33)
Foreign currency translation, net of taxes	-	-	(7)
Balance at the end of the year	85	1,335	2,082

Note 18 - Fee and Commission Income	12 Months Ended
Dec. 31, 2010
Note 18 - Fee and Commission Income
Note 18 - Fee and Commission Income [Text Block]

18.       Fee and Commission Income

	Years ended December 31,
	2008	2009	2010
Fees charged on checking account services	1,794	1,497	1,471
Asset management fees	1,826	1,587	1,796
Collection fees	959	984	1,043
Credit card fees	1,696	1,972	2,607
Fees for receipt of taxes	219	235	263
Financial guarantees	330	559	664
Consortium management	318	351	433
Other(1)	1,855	2,196	2,665
Total	8,997	9,381	10,942

(1) None of the items included in "other" is significant on an individual basis.

Note 19 - Administrative Expenses	12 Months Ended
Dec. 31, 2010
Note 19 - Administrative Expenses
Note 19 - Administrative Expenses [Text Block]

19.       Administrative Expenses

	Years ended December 31,
	2008	2009	2010
Third-party services	2,281	2,769	3,409
Financial system services	831	647	661
Communication	1,052	1,176	1,370
Transport	553	528	629
Rents	453	530	548
Advertising and publicity	610	562	757
Maintenance and repairs	373	381	429
Data processing	440	615	711
Office supplies	200	217	284
Water, electricity and gas	180	196	207
Other	315	590	795

Total	7,288	8,211	9,800

Note 20 - Other Non-Interest Income and Expenses	12 Months Ended
Dec. 31, 2010
Note 20 - Other Non-Interest Income and Expenses
Note 20 - Other Non-Interest Income and Expenses [Text Block]

20.       Other Non-Interest Income and Expenses

	Years ended December 31,
	2008	2009	2010
Other non-interest income:
Net gains in foreign exchange transactions	488	54	6
Recovery of expenses	59	68	75
Gain (losses) on sale of foreclosed assets, unconsolidated investments and premises and equipment, net (1)	165	3,238	194
Other (3)	1,443	1,982	1,682
Total non-interest income	2,155	5,342	1,957
Other non-interest expense:
Taxes on services, income and other taxes	1,816	2,552	2,580
Litigation(2)	635	1,267	748
Monetary variation and exchange loss, net	210	353	260
Branch network losses	165	164	186
Credit card bonus	196	274	263
Asset management expenses	34	68	46
Other(3)	3,613	1,969	4,430
Total non-interest expenses	6,669	6,647	8,513

(1)     In 2009, we recorded a gain mainly from the partial sale of our investments in Cielo S.A. in the amount of R $2,410 and R $732 related to the exchange of equity interest on Odontoprev S.A. (Note 1(c)).

(2)     Excludes litigation expenses in relation to labor and tax expenses, registered in personnel expenses and current expenses on taxes , respectively.

(3)     None of the items included in "other" is significant on an individual basis.

Note 21 - Fair Value Disclosures	12 Months Ended
Dec. 31, 2010
Note 21 - Fair Value Disclosures
Note 21 - Fair Value Disclosures [Text Block]

21.       Fair Value Disclosures

The fair market values of financial instruments are measured in accordance with ASC 820, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs to determine the amount that would be exchanged to sell an asset or transfer a liability, in an orderly transaction between market participants, also referred to as exit price. Also in accordance with ASC 820, we categorize its financial instruments, based on the priority of inputs to the valuation technique, into a three-level hierarchy, as discussed below. Trading assets, derivative assets and liabilities and available for sale debt and marketable equity securities are carried at fair value in accordance with accounting literature, including ASC 320, "Investments in Debt and Equity Securities" and ASC 815. The fair value of collateral for impaired loans depends whether there is an observable market price.

Trading Assets and Available-for-Sale Securities

The fair values of trading assets and liabilities and available for sale securities are primarily based on actively traded markets where prices are based on either direct market quotes, observed transactions or market prices for similar assets. Liquidity is a significant factor in the determination of the fair values of trading assets or liabilities and available for sale securities. Level 1 securities included highly liquid equity securities, mutual funds, Brazilian government securities as well certain foreign government securities. Level 2 include Brazilian government securities for which market price quotes may not be readily available. The fair value of these instruments are estimated based on quoted prices for similar assets or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets. We also use pricing models or discounted cash flow methodologies. Situations of illiquidity generally are triggered by the market's perception of credit uncertainty regarding a single company or a specific market sector. In these instances the securities are classified within level 3 of the valuation hierarchy once the fair value is determined based on unobservable inputs that are supported by limited available market information and that are significant to the fair value of the assets as well as other factors which require significant management judgment or estimation.

Derivative Assets and Liabilities

Exchange traded derivatives valued using quoted prices are classified within level 1 of the valuation hierarchy. However few classes of derivatives contracts are listed on an exchange, thus, the majority of the Bank's derivative positions are determined using quantitative models that require the use of multiple inputs including interest rates, prices and indices to generate continuous yield or pricing curves and volatility factors, including the period to maturity, which are used to value the position. The majority of market inputs are observable and can be obtained mainly from BM&FBovespa and the secondary market.

The yield curves are used to determine the fair value for currency swaps and swaps based on other risk factors. The fair value of futures and forward contracts is also determined on quoted markets prices on the exchanges of exchanges-traded derivatives or using similar methodologies to those described for swaps. The fair value of options is determined on mathematical models, such as Black-Scholes, using yield curves, implied volatilities and the fair value of the underlying asset. Current market prices are used to determine the implied volatilities. Further, many of these models do not contain a high level of subjectivity as the methodologies used in the models do not require significant judgment and inputs to the model are readily observable from actively quoted markets. Such instruments are generally classified within level 2 of the valuation hierarchy.The fair values of derivative assets and liabilities also include adjustments for market liquidity, counterparty credit quality and other deal specific factors, where appropriate.

Derivatives that are valued based upon with significant unobservable market parameters and that are not traded less actively are classified within level 3 of the valuation hierarchy. Level 3 derivatives include credit default swaps referenced to corporate debt securities.

Recurring Fair Value

Assets and liabilities measured at fair value on a recurring basis.

December 31, 2009

Assets	Level 1	Level 2	Level 3	Fair Value
Brazilian government securities	14,772	-	-	14,772

Brazilian Central Bank compulsory deposits	14,772	-	-	14,772

Mutual funds	50,677	-	-	50,677
Brazilian government securities	10,784	-	-	10,784
Corporate debt and equity securities	1,859	-	3,123	4,982
Brazilian sovereign bonds	35	-	-	35
Bank debt securities	2,870	-	1,969	4,839
Foreign government securities	82	-	-	82

Trading securities	66,307	-	5,092	71,399

Derivative financial instruments	-	1,336	35	1,371
Derivative financial instruments (liabilities)	-	(512)	(19)	(531)

Derivative financial instruments	-	824	16	840

Brazilian government securities	25,867	13	96	25,976
Corporate debt securities	2,719	-	1,644	4,363
Brazilian sovereign bonds	1,472	-	-	1,472
Bank debt securities	1,131	-	72	1,203
Equity Securities	4,090	-	-	4,090
Foreign government securities	130	-	-	130

Available-for-sale securities	35,409	13	1,812	37,234
Total Assets at Fair Value	116,488	837	6,920	124,245

December 31, 2010

Assets	Level 1	Level 2	Level 3	Fair Value

Mutual funds	57,825	-	-	57,825
Brazilian government securities	17,276	-	-	17,276
Corporate debt and equity securities	750	-	16,048	16,798
Brazilian sovereign bonds	30	-	-	30
Bank debt securities	861	-	1,879	2,740
Foreign government securities	71	-	-	71

Trading securities	76,813	-	17,927	94,740

Derivative financial instruments	-	1,647	-	1,647
Derivative financial instruments (liabilities)	-	(731)	(2)	(733)

Derivative financial instruments	-	916	(2)	914

Brazilian government securities	30,614	13	90	30,717
Corporate debt securities	1,572	-	2,604	4,176
Brazilian sovereign bonds	13	-	-	13
Bank debt securities	33	-	83	116
Equity Securities	4,826	-	-	4,826

Available-for-sale securities	37,058	13	2,777	39,848
Total Assets at Fair Value	113,871	929	20,702	135,502

The table below presents a reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the year ended December 31, 2009 and 2010, including realized and unrealized gains (losses) included in earnings and other comprehensive income.

	Trading Securities	Net Derivatives (1)	Available-for-sale securities	Total

Balance, January 1, 2009	9,404	34	1,604	11,042

Included in earnings	727	(30)	209	906
Purchases, issuances and settlements	(4,145)	-	(3)	(4,148)
Transfers in/out Level 3	(894)	12	2	(880)

Balance, December 31, 2009	5,092	16	1,812	6,920

Included in earnings	785	(4)	650	1,431
Purchases, issuances and settlements	12,061	20	315	12,396
Transfers in/out Level 3	(11)	(34)	-	(45)

Balance, December 31, 2010	17,927	(2)	2,777	20,702

(1) Net derivatives at December 31, 2010 included R $(2) (2009 - R $35) of derivative assets and at December 31, 2009,  R $19 of derivative liabilities.

In 2009, there were transfers in/out Level 3, which primarily refers to corporate debt and equity securities in the amount of R $ 894, for which fair value is measured based on internal pricing models. These transfers in/out of Level 3 due to availability of market quotations of debentures as a result of purchase/sale operations on the balance sheet.

In 2010,   there were transfers in/out Level 3, which primarily refers to corporate debt and equity securities - debentures,   in the amount of   R $ 11 and to derivative financial instruments in the amount of   R $ 34, with their fair value being calculated based on observable market data. Also in 2010 there was a purchase of R $ 14,372, related to corporate debt securities, mainly debentures that there was no market activity and with their fair value measure based on internal pricing models.

There were no transfers in/out to Level 2 from/to level 1 in 2009 and 2010.

The table below summarizes gains and losses due to changes in fair value, including both realized and unrealized gains and losses, recorded in earnings for Level 3 assets and liabilities during the year ended December 31, 2009 and 2010.

	2009
	Trading Securities	Net Derivatives	Available-for-sale securities	Total

Interest income	726	-	277	1,003
Net trading gains / losses	1	(30)	(68)	(97)

Total	727	(30)	209	906

	2010
	Trading Securities	Net Derivatives	Available-for-sale securities	Total

Interest income	812	-	649	1,461
Net trading gains / losses	(27)	(4)	1	(30)

Total	785	(4)	650	1,431

The table below summarizes gains and losses due to changes in fair value, including both realized and unrealized gains and losses, recorded in earnings for Level 3 assets and liabilities that were still held at December 31, 2009 and 2010.

	2009
	Trading Securities	Net Derivatives	Total

Net trading gain (losses)	(2)	(30)	(32)

Total	(2)	(30)	(32)

	2010
	Trading Securities	Net Derivatives	Total

Net trading gain (losses)	(27)	(4)	(31)

Total	(27)	(4)	(31)

Assets and liabilities measured at fair value on a nonrecurring basis

Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments only in certain circumstances. These assets and liabilities primarily include finite-lived intangible assets. During 2009 and 2010, the Organization recorded intangible impairment charges of R $ 37 and R $ 17, respectively. The fair value of the related intangible was classified within level 3 of the valuation hierarchy, and corresponds to R $ 48 in 2009 and R $ 5 in 2010.

Note 22 - Fair Value of Financial Instruments (ASC 825 Disclosure)	12 Months Ended
Dec. 31, 2010
Note 22 - Fair Value of Financial Instruments (ASC 825 Disclosure)
Note 22 - Fair Value of Financial Instruments (ASC 825 Disclosure) [Text Block]

22.       Fair Value of Financial Instruments

ASC 825-10-50-10 "Disclosures about Fair Value of Financial Instruments," requires disclosure of the estimated fair values of financial instruments. Quoted market prices, if available, are utilized as estimates of the fair value of financial instruments. Because no quoted market prices exist for certain of our financial instruments the fair values have been derived based on management's assumptions, the amount, timing of future cash flows and estimated discount rates. The estimation methods for individual classifications of financial instruments are described with more details below. Different assumptions could significantly affect these estimates. Accordingly, net realizable values could be different from the estimates presented. In addition, the estimates are only indicative of the value of individual financial instruments and should not be considered an indication of the fair value of the Organization.

Cash and cash equivalents

Cash and cash equivalents include cash and due from banks, interest-earning deposits in other banks and federal funds sold and securities purchased under agreements to resell, that have original maturities of the three months or less and present insignificant risk of changes in value.

Held to maturity securities

Held to maturity securities are carried at amortized cost. Fair values are estimated according to the assumptions described in Note 2 (e) and 21. See Note 6 for further details regarding the amortized cost and fair values of held to maturity securities.

Loans, net of allowance for loan losses

Fair values were estimated for groups of similar loans based upon type of loan, credit quality and maturity. The fair value of fixed-rate loans was determined by discounting estimated cash flows using interest rates approximating our current origination rates for similar loans. For most variable-rate loans, the carrying amounts were considered to approximate fair value. Where credit deterioration has occurred, estimated cash flows for fixed and variable-rate loans have been reduced to incorporate estimated losses.

The fair values for performing loans are calculated by discounting scheduled principal and interest cash flows through maturity using market discount rates and yield curves that reflect the credit and interest rate risk inherent in the loan type at each reporting date. The fair values for impaired loans are based on the discounting cash flows or the value of underlying collateral.

The non-performing loans were allocated into each loan category for purposes of fair value disclosure. Assumptions regarding cash flows and discount rates are determined using available market information and specific borrower information.

The following table presents the carrying amounts and estimated fair values for loans, excluding leasing operations:

	December 31,
	2009		2010
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
Commercial:
Industrial and others	60,089	60,503	75,142	75,231
Import financing	3,779	3,779	4,139	4,139
Export financing	18,086	18,086	21,373	21,373
Construction	4,179	4,179	3,995	3,995
Individuals:
Overdraft	2,621	2,621	3,589	3,589
Real estate	2,481	2,485	5,838	5,840
Financing (1)	36,297	36,373	51,568	51,530
Credit card	3,824	3,824	5,485	5,485
Rural credit	11,383	11,383	13,284	13,284
Foreign currency loans	2,957	2,964	5,020	5,006
Public sector	88	88	84	84

Total loans, net of allowance for loan losses	145,784	146,285	189,517	189,556

(1) Consists primarily of automobile financing and direct consumer financing.

Deposits

The fair value of fixed-rate deposits with stated maturities was calculated by discounting the difference between the cash flows on a contractual basis and current market rates for instruments with similar maturities. For variable-rate deposits, the carrying amount was considered to approximate fair value.

The following table presents the carrying amounts and estimated fair values for deposits:

	December 31,
	2009		2010
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
Deposits from customers:
Demand deposits	35,664	35,664	37,334	37,334
Savings accounts	44,162	44,162	53,436	53,436
Time deposits	90,537	90,648	102,158	102,326
Deposits from financial institutions	752	752	275	275

Total deposits	171,115	171,226	193,203	193,371

Short-term borrowings

The carrying values of federal funds purchased and securities sold under repurchase agreements, commercial paper, import and export financing and other short-term borrowings, approximate the fair values of these instruments.

Long-term debt

Fair values for long-term debt were estimated using a discounted cash flow calculation that applies interest rates offered in the market for similar maturities and terms.

The following table presents the carrying amounts and estimated fair values for long-term debt:

	December 31,
	2009		2010
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
Local onlendings	20,908	20,853	40,497	40,333
Subordinated notes	22,795	23,750	26,116	27,205
Non-convertible debentures	740	740	743	743
Debt issued under securitization of payment orders and credit card bill receivables	4,220	4,220	3,850	3,850
Euronotes	237	229	1,662	1,669
Mortgage notes	899	898	1,277	1,275
Obligations under capital lease	988	988	831	831
Foreign currency loans	30	30	261	261

Total
	50,817	51,708	75,237	76,167

Off-balance sheet financial instruments

The fair value of commitments to extend credit is estimated based on the fees currently charged to enter into similar agreements taking into account the remaining terms of the agreements and the present credit quality to the counterparties.

The fair values of standby and commercial letters of credit are based on fees currently charged for similar agreements or on the estimated cost to terminate the agreements or otherwise settle the obligations with the counterparties. The fair value of derivatives is included with trading assets. Note 24(a) for the notional value and estimated fair value of our off-balance sheet derivative financial instruments.

Note 23 - Risk and Risk Management	12 Months Ended
Dec. 31, 2010
Note 23 - Risk and Risk Management
Note 23 - Risk and Risk Management [Text Block]

23.       Risk and Risk Management

Risks and Risk Management

The main risks related to financial instruments, which result from the Organization's and its subsidiaries' business are: credit risk; market risk and; liquidity risk. Management of these risks is a process that involves different levels of the Organization and covers several policies and strategies. In order to ensure uniqueness in the risk management process, a high level permanent forum was created with the intention of obtaining synergy among these activities at the Organization. This forum, called Integrated Risk Management and Capital Allocation Committee, is a statutory body and has as duty to advise the Board of Directors on the approval of institutional policies, operational guidelines and the establishment of exposures limits to risks within the scope of the Organization. Risk management policies are, in general, conservative, seeking to limit absolute losses to a minimum.

Credit Risk

Under the responsibility of the Credit Department, the loan granting process observes the Organization's credit policy giving priority to safety, quality, liquidity and diversification when using credit assets. The process is guided by the Organization's risk management governance and complies with Brazilian Central Bank rules.

In the constant pursuit for speed and profitability in the business, the Organization uses the appropriate methodologies for each sector in which it operates, which guide the lending processes and the determination of operational limits.

In the evaluation and classification of customers or economic groups, the quantitative (economic and financial indicators) and qualitative (personal data and behaviors) aspects associated with the customers capacity to honor their obligations are considered.

According to the guidance contained in the Credit Policy, all business proposals meet the operational competence of the Organization's units.

The Organization has Credit and Behavior Scoring systems in place for mass credit concessions, which provide better agility, reliability and standardization of procedures in the credit analysis and approval process.

The Executive Credit Committee is focused on making decisions, regarding inquiries about assignment of limits and operations proposed to the Organization, which are previously analyzed and supported by the Credit Department opinion. Consultations going beyond the authority of this Committee, after its favorable opinion, are submitted to the Board of Directors for resolution.

Lending is diversified, and intended to be to individuals and businesses that demonstrate the ability of payment and good repute, and provide guarantees commensurate with the risks.

Market Risk

Market risk is the possibility of loss from fluctuating market prices and rates, since the Organization's assets and liabilities may present mismatched maturities, currencies and indexes. Bradesco's market risk management allows the organization to ground its strategic decisions with agility and a high level of confidence, conducting it by means of methodologies in compliance with international practices and aligning it to the recommendations of the New Basel Capital Accord.

Risk limit proposals are validated by specific business committees and submitted for approval by the Integrated Risk Management and Capital Allocation Committee, pursuant to the limits established by the Board of Directors considering the operation's characteristics.   Such limits are classified as follows:

       trading portfolio: comprised of all operations involving financial instruments and goods (including derivatives) held to be traded or allocated to hedge others in the trading portfolio, and which are not limited to its availability to be traded.   Operations held to be traded are those destined to resell, to obtain benefits from actual or expected price variations or to arbitration; and

       banking portfolio: comprised of the operations not classified in the trading portfolio.   They consist of structural operations arising from the Organization's several business lines and their respective hedges.

Compliance with these limits is monitored daily by the market risk group.   In addition, management reports to control the positions are made available for management and Senior Management.

Market risk measurement and control is done by "VaR", "EVE", stress test and sensitivity analysis methodologies, as well as the management of results and financial exposure limits.

In order to determine the trading portfolio risk, we use the "Parametric VaR" methodology for one day, which has a reliability level of 99%. Volatilities and correlations are calculated from statistical methods, with recent returns given more importance.   The measurement of interest rate risk is made based on the "EVE" methodology, which determines the economic impact on positions according to scenarios prepared by the Organization's economic area, which seeks to determine positive and negative movements that may occur in interest rate curves on our investments and funding.   The models used are confirmed through back-testing.

Liquidity Risk

Liquidity risk management is designed to control risk relating to the different unhedged settlement terms of the Organization's rights and obligations. Knowledge and monitoring of this risk are crucial to enable the Organization to settle transactions in a timely and secure manner. Liquidity risk management involves a set of controls, principally relating to the establishment of technical limits, and the positions assumed are constantly evaluated.

Note 24 - Derivative Financial Instruments and Financial Instruments Related to Credit	12 Months Ended
Dec. 31, 2010
Note 24 - Derivative Financial Instruments and Financial Instruments Related to Credit
Note 24 - Derivative Financial Instruments and Financial Instruments Related to Credit [Text Block]

24.       Derivative Financial Instruments and Financial Instruments Related to Credit

(a)         Derivatives

We enter into financial derivative instruments contracts with various counterparties to manage our overall exposures as well as to assist customers in managing their exposures. Such derivatives are summarized as follows:

	Notional amounts		Fair value
	December 31,		December 31,
	2009	2010	2009	2010
Interest rate futures contracts:
Purchases	29,278	9,355	1	4
Sales	69,914	164,936	(1)	3
Foreign currency futures contracts:
Purchases	3,507	2,828	-	-
Sales	16,089	17,847	-	-
Futures contracts - others:
Purchases	129	-	-	-
Sales	101	-	-	-

Interest rate option contracts:
Purchases	9,825	85,098	3	35
Sales	19,665	85,889	(2)	(42)
Foreign currency option contracts:
Purchases	2,043	109	62	1
Sales	2,259	233	(21)	(2)
Option contracts - others:
Purchases	777	675	41	24
Sales	2,499	659	(91)	(60)

Interest rate foreign currency:
Purchases	-	20	-	21
Sales	-	20	-	(21)
Foreign currency forward contracts:
Purchases	2,805	5,092	217	193
Sales	4,713	6,047	(128)	(273)
Forward contracts - others:
Purchases	19	33	-	18
Sales	-	98	-	(84)

Swap contracts:
Asset Position:
Interest rate swaps	9,536	5,941	1,006	62
Currency swaps	5,858	11,103	40	1,293
Liability Position:
Interest rate swaps	5,892	8,933	(171)	(108)
Currency swaps	8,744	7,002	(119)	(139)

Interest rate, currency and cross-currency interest rate swaps are contracts in which a series of interest rate cash flows of a single currency or interest or principal payments in two different currencies are exchanged for a contractual period. The notional amount represents the basis on which the cash flows are determined. The risks associated with swaps relate to the potential inability or unwillingness of the counterparties to perform according to the contractual terms and the risk associated with changes in market conditions due to changes in interest rates and the exchange rate of currencies. The total credit exposure associated with interest rate and currency swaps was R $1,046 and R $1,355 at December 31, 2009 and 2010, respectively.

Interest rate and currency futures and interest rate forwards are contracts for the delayed delivery of an instrument at a specified price or yield. The notional amounts represent the face value of the underlying instrument for which daily cash settlements of the price changes are made. The credit risk associated with futures contracts is minimized due to daily cash settlements. Futures contracts are also subject to the risk of changes in interest rates or the value of the underlying instruments.

(b)         Credit Derivatives

Credit derivatives are financial instruments whose value is derived from the credit risk associated with the debt of a third party issuer (the reference entity) and which allow one party (the protection purchaser) to transfer that risk to another party (the protection seller). Credit derivatives expose the protection purchaser to the creditworthiness of the protection seller, as the protection seller is required to make payments under the contract when the reference entity experiences a credit event. Credit events generally include bankruptcy of the referenced credit entity, failure to pay under the obligation, acceleration of indebtedness and payment repudiation or moratorium, as well as any type of change in ownership or organizational restructuring. The seller of credit protection receives a premium for providing protection, but has the risk that the underlying instrument referenced in the contract will be subjected to a credit event.

The following table summarizes the notional and fair value amounts of credit derivatives as of December 31, 2009 and 2010, where Bradesco is the seller of the protection. The maturity profile presents the years to maturity based upon the remaining contractual maturity of the credit derivative contracts. The ratings profile is based on the rating of the reference entity on which the credit derivative contract is based. The ratings and maturity profile of protection purchased is comparable to the profile reflected below.

Protection sold - credit derivatives ratings / maturity profile

	December 31, 2009
	< 1 year	1-5 year	> 5 year	Maximum Payout/ Notional	Fair value
Risk rating of reference entity
 Investment grade (AAA to BBB-) (1)	7,096	536	183	7,815	13
 Noninvestment grade (BB+ and below) (1)	-	9	-	9	1

Total	7,096	545	183	7,824	14

	December 31, 2010
	< 1 year	1-5 year	> 5 year	Maximum Payout/ Notional	Fair value
Risk rating of reference entity
 Investment grade (AAA to BBB-) (1)	83	513	-	596	2
 Noninvestment grade (BB+ and below) (1)	-	8	-	8	1

Total	83	521	-	604	3

(1) Rating scale is based upon the ratings granted to the reference entities by Standard & Poors.

As of December 31, 2010, Bradesco had a deposit margin in the amount of R $181 (R $428 in December 31, 2009).

During the period there was no occurrence of a credit event related to triggering events provided for in the contracts.

(c)         Off-balance sheet credit instruments

As part of our lending operations, we enter into various off-balance sheet credit instruments with our customers which are summarized as follows:

	Contractual amounts
	December 31,
	2009	2010
Commitments to extend credit including credit cards	78,589	105,216
Financial guarantees	34,668	40,766
Other letters of credit	1,385	1,465

Unfunded commitments to extend credit including credit cards are contracts for a specified time period and at variable rates to lend to a customer who has complied with predetermined contractual conditions. The guarantees are conditional commitments issued by us to assure the performance of a customer to a third party in borrowing arrangements.

The maximum potential credit risk on undrawn commitments, standby and commercial letters of credit is equal to the contractual amounts shown above if the counterparty does not perform under the contract. Generally, these contracts expire without being drawn upon; therefore, the contractual amounts are not indicative of the actual credit exposure or future cash flow requirements for such commitments. The fair value of the obligation undertaken in issuing the guarantee at inception is typically equal to the net present value of the future amount of premium receivable under the contract. To mitigate credit risk, we may require the counterparty to pledge collateral in the form of cash, securities or other assets to support the extension of credit similar to the collateral required for our lending operations.

(d)         Financial guarantees

The following is a summary of the carrying values for the financial guarantees and other letters of credit, mentioned before:

	December 31,
	2009		2010
	Maximum payout/ Notional	Carrying value	Maximum payout/ Notional	Carrying value
Financial guarantees	34,668	61	40,766	76
Other letters of credit	1,385	8	1,465	3

The carrying value includes amounts deferred and to be recognized in income over the life of the contract and amounts accrued for inherent losses in accordance with ASC 450, "Contingencies" and ASC 460.

The carrying values of financial guarantees and other letters of credit, approximate the fair value of these instruments.

Financial guarantees are conditional loan commitments issued by us to guarantee the performance of a particular customer in relation to a third party. In general, we are guaranteed the right of return against the customer to recover any amounts paid under these guarantees. In addition, we may retain amounts in cash or other highly liquid guarantees to secure the commitments.

The contracts are subject to the same credit rating process used to grant other credits. Standby letters of credit are primarily issued to support public and private borrowing arrangements, including commercial paper, bond financing and similar transactions. Standby letters of credit are subject to management's credit evaluation of the customer.

Letters of credit are conditional commitments issued by us to guarantee the performance of a customer to a third party. We issue commercial letters of credit to facilitate foreign trade transactions. These instruments are short-term commitments to pay a third-party beneficiary under certain contractual conditions for the shipments of goods. The contracts are subject to the same credit evaluations as other extensions of credit.

Note 25 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Note 25 - Commitments and Contingencies
Note 25 - Commitments and Contingencies [Text Block]

25.       Commitments and Contingencies

(a)         Assets under management

We manage a number of assets and customer portfolios that are available to institutional investors and the general public. These assets are not included in our consolidated balance sheet. Fees are generally charged monthly, representing approximately 0.66% (2009 - 0.69%) per annum of the market value of the assets under management.

(b)         Contingent assets

Contingent assets are not recognized in the financial statements, despite the probable success, such as a) Social Integration Program (PIS), claiming the compensation of PIS on the Gross Operating Revenue, paid pursuant to Decree Laws 2,445/88 and 2,449/88, over the amount due under the terms of the Supplementary Law 07/70 (PIS Repique) and b) other taxes, the legality and/or constitutionality of which is in question and may lead to the reimbursement of amounts collected.

(c)         Litigation

In the normal course of business, we are involved in various legal proceedings arising out of our operations.

We are subject to challenges from tax authorities regarding amounts of tax due. These challenges may alter the timing or amount of taxable income or deductions, or the allocation of income among tax jurisdictions. The probable losses recognized in our consolidated financial statements are related to litigation matters related to (i) inflation adjustments and (ii) legality of certain taxes and contributions.

The remaining litigation matters, considered as possible losses under our judgment based on information available, are related to tax assessments in the amount of R $614 as of December 31, 2010 (R $189  at December 31,  2009), which we believe are inconsistent with existing law and, therefore, are not recognized in our consolidated financial statements. The main proceedings relate to: a) municipalities charging tax leasing companies' Tax on Services of any Nature (ISSQN), totaling R $240; b) Social Security (INSS) on payments to private pension plans, considered as compensation by tax authorities subject to INSS in the amount of R $233, in addition to a one-time fine for Withholding Income Tax related to that compensation in the amount of R $141. Resolution of these issues is not expected to have a significant impact on our financial position, results of operations or liquidity.

Like many other Brazilian banks, we are defendants in various labor suits by employees. These suits are related to compensation and indemnification for employees who have been laid off as a result of our recent acquisitions of financial institutions and their integration into our structure. Management continually monitors and evaluates the impact of current events and circumstances on the estimates and assumptions used in the recognition of probable losses.

We also face a number of civil matters, which primarily consist of claims for pecuniary damages, such as (i) to collect on unpaid financial instruments, (ii) in relation to returned checks; (iii) in reporting adverse claims arising from credit information to credit reporting agencies and (iv) replacement of inflation rates excluded as a result of economic plans. None of these claims is individually significant.

The other labor suits and civil matters, to which we are a party, are subject to many uncertainties and the outcome of any individual matter is not reasonably estimated.

The changes in the provision during the periods were as follows:

	Year ended December 31,
Tax litigation	2008 (1)	2009 (1)	2010 (1)
At beginning of year	6,272	6,911	6,919
Business combinations	-	287	-
Indexation charges	438	630	524
Provisions net of reversal	342	(694)	1,627
Payments	(141)	(215)	(15)
At end of the year	6,911	6,919	9,055

(1)   Includes the total amounts of R $1,683 and R $1,789 related to liabilities of unrecognized tax benefits recognized at December 31, 2009 and 2010, respectively. See Note 16.

	Year ended December 31,
Labor litigation	2008	2009	2010
At beginning of year	1,474	1,537	1,579
Business combinations	3	62	-
Provisions net of reversal	492	486	619
Payments	(432)	(506)	(621)
At end of the year	1,537	1,579	1,577

	Year ended December 31,
Civil litigation	2008	2009	2010
At beginning of year	1,345	1,520	2,337
Business combinations	-	170	-
Provisions net of reversal	575	1,271	763
Payments	(400)	(624)	(451)
At end of the year	1,520	2,337	2,649
Total provision	9,968	10,835	13,281

Note 26 - Regulatory Matters	12 Months Ended
Dec. 31, 2010
Note 26 - Regulatory Matters
Note 26 - Regulatory Matters [Text Block]

26.       Regulatory Matters

The Bank is subject to regulation by the Central Bank, which issues directions and instructions regarding currency and credit policies for financial institutions operating in Brazil. The Central Bank also determines minimum capital requirements, fixed asset limits, lending limits, accounting practices and compulsory deposit requirements, and requires banks to comply with regulations, based on the Basel Accord as regards capital adequacy.

The Basel Accord requires banks to have a ratio of capital to risk-weighted assets of a minimum of 8%. At least half of total capital must consist of Tier I Capital. Tier I, or core capital, includes equity capital less certain intangibles. Tier II Capital includes, subject to certain limitations, asset revaluation reserves, general loan loss reserves and subordinated debt, and is limited to the amount of Tier I Capital.

However, Brazilian banking regulations: (i) require a minimum capital ratio of 11%, (ii) do not permit general loan loss reserves to be considered as Capital, (iii) specify different risk-weighted categories, and (iv) impose a deduction from Capital corresponding to possible excess in fixed assets over the limits imposed by the Central Bank.

The following table sets forth our required capital ratios (in percentages) based on the Brazilian GAAP financial statements.

	December 31,
	2008	2009	2010
In accordance with the Basel Accord applicable to Brazil
Tier I Capital	12.94%	14.83%	13.10%
Tier II Capital	3.15	3.00	1.64

Total Capital	16.09%	17.83%	14.74%

Minimum required by Brazilian Central Bank	11.00%	11.00%	11.00%

Currently, the Central Bank does not limit the amount of dividends that may be paid subject to the capital requirements set forth above. As of each reporting date, we were in compliance with all capital requirements imposed by the Central Bank.

Note 27 - Segment Information	12 Months Ended
Dec. 31, 2010
Note 27 - Segment Information
Note 27 - Segment Information [Text Block]

27.       Segment Information

We operate primarily in the banking, insurance, pension plan and certificated savings plans business. Banking operations include retail and corporate banking, leasing, international banking, private banking and investment banking activities. We carry out our banking operations through our own operations located in Brazil, foreign branches and majority-owned subsidiaries as well as equity investments in other companies. Additionally, we engage in insurance, pension plan and certificated savings plans activities through our majority-owned subsidiary, Bradesco Seguros S.A. and its affiliates.

The following segment information was compiled based on reports used by Senior Management to evaluate the segment performance and make decisions as to the allocation of resources for investment and other purposes. Our Senior Management uses a variety of information for such purposes including financial and non-financial information measured on different bases. In accordance with ASC 280 "Disclosures about Segments", the information included below has been compiled from that prepared on the basis which is most consistent with that used in measuring the amounts included in the financial statements in accordance with Brazilian GAAP.

Principal segment assumptions for revenues and expenses include: (i) cash surpluses generated by the insurance, pension plan and certificated savings plans segment are retained by that segment resulting in an increased net interest income, (ii) salaries and benefits and administrative costs included within the insurance, pension plan and certificated savings plans segment consist of only costs directly related to those operations, and (iii) costs incurred in the Banking segment relating to branch network infrastructure and other overheads are not allocated.

	Year ended December 31, 2008
	Banking	Insurance, pension plan and certificated savings plans	Other operations, adjustments, reclassifications and eliminations	U.S. GAAP consolidated

Interest income	48,067	6,295	(559)	53,803
Interest expense	(28,882)	-	450	(28,432)
Net interest income	19,185	6,295	(109)	25,371
Provision for loan losses	(6,651)	-	-	(6,651)
Insurance premiums	-	18,839	(7,876)	10,963
Pension plan income	-	2,426	(1,716)	710
Certificated saving plans	-	1,700	(1,700)	-
Equity in earnings (losses) of unconsolidated companies	565	162	(130)	597
Other income	9,968	1,276	146	11,390
Salaries and benefits	(6,147)	(570)	(163)	(6,880)
Administrative expenses	(6,964)	(682)	358	(7,288)
Insurance claims	-	(8,857)	1,466	(7,391)
Changes in provisions related to insurance, pension plan, certificated savings plans and pension investment contracts	-	(14,540)	10,315	(4,225)
Pension plan operating expenses	-	(1)	(481)	(482)
Insurance and pension plan selling expenses	-	(1,170)	156	(1,014)
Other expense	(6,244)	(694)	(1,414)	(8,352)

Income before income taxes	3,712	4,184	(1,148)	6,748

Identifiable assets	384,463	68,904	(18,077)	435,290

	Year ended December 31, 2009
	Banking	Insurance, pension plan and certificated savings plans	Other operations, adjustments, reclassifications and eliminations	U.S. GAAP consolidated

Interest income	47,136	7,569	(554)	54,151
Interest expense	(21,496)	-	478	(21,018)
Net interest income	25,640	7,569	(76)	33,133
Provision for loan losses	(11,249)	-	427	(10,822)
Insurance premiums	-	22,056	(9,535)	12,521
Pension plan income	-	2,201	(1,594)	607
Certificated saving plans	-	1,991	(1,991)	-
Equity in earnings (losses) of unconsolidated companies	516	214	(86)	644
Other income	14,972	1,843	1,147	17,962
Salaries and benefits	(6,647)	(532)	(225)	(7,404)
Administrative expenses	(7,719)	(768)	276	(8,211)
Insurance claims	-	(10,076)	1,747	(8,329)
Changes in provisions related to insurance, pension plan, certificated savings plans and pension investment contracts	-	(17,911)	11,903	(6,008)
Pension plan operating expenses	-	(4)	(406)	(410)
Insurance and pension plan selling expenses	-	(1,252)	(402)	(1,654)
Other expense	(7,962)	(1,091)	693	(8,360)

Income before income taxes	7,551	4,240	1,878	13,669

Identifiable assets	420,011	88,818	(12,014)	496,815

	Year ended December 31, 2010
	Banking	Insurance, pension plan and certificated savings plans	Other operations, adjustments, reclassifications and eliminations	U.S. GAAP consolidated

Interest income	55,221	8,605	(689)	63,137
Interest expense	(26,181)	-	536	(25,645)
Net interest income	29,040	8,605	(153)	37,492
Provision for loan losses	(6,369)	-	600	(5,769)
Insurance premiums	-	25,160	(11,092)	14,068
Pension plan income	-	2,556	(1,864)	692
Certificated saving plans	-	2,484	(2,484)	-
Equity in earnings (losses) of unconsolidated companies	324	185	30	539
Other income	12,564	1,856	451	14,871
Salaries and benefits	(7,958)	(729)	(37)	(8,724)
Administrative expenses	(9,143)	(964)	307	(9,800)
Insurance claims	-	(11,493)	2,186	(9,307)
Changes in provisions related to insurance, pension plan, certificated savings plans and pension investment contracts	-	(20,447)	14,238	(6,209)
Pension plan operating expenses	-	(10)	(446)	(456)
Insurance and pension plan selling expenses	-	(1,530)	9	(1,521)
Other expense	(9,093)	(986)	(617)	(10,696)

Income before income taxes	9,365	4,687	1,128	15,180

Identifiable assets	533,764	99,871	(12,023)	621,612

Adjustments to U.S. GAAP relate principally to:

                 Interest expense: capital lease accounting and effective interest rate;

                 Equity in earnings (losses) of unconsolidated companies: elimination of equity accounting for investments in which we hold less than 20% of the voting capital;

                 Other income: adjustments for gain/loss on sale of available for sale securities;

                 Salaries and benefits: defined benefits pension plan accounting;

                Revenue recognition on sales of branches subject to rental contracts;

                 Other expenses: fair value, goodwill and negative goodwill adjustment related to acquisitions;

                 Insurance and pension plan selling expenses: deferred acquisition costs on pension plans; and

                 Changes in provisions related to insurance, pension plan, certificated savings plans and pension investments contracts: reversal of additional liability for investments contracts.

Our operations are primarily carried out in Brazil. Additionally, on December 31, 2010 we had a branch in New York, two branches in Grand Cayman and one in Nassau, Bahamas, mainly to complement our banking and advisory services relating to import and export activities with Brazilian customers. Furthermore, we also have the following foreign subsidiaries: Banco Bradesco Argentina S.A. (Buenos Aires), Banco Bradesco Europa S.A. (Luxembourg), Bradesco Securities. Inc. (New York), Bradesco Securities UK Limited (London), Bradesco Services Co. Ltd. (Tokyo), Cidade Capital Markets Ltd. (Grand Cayman), Bradesco Trade Services Limited (Hong Kong) and Ibi Services, Sociedade de Responsabilidade Ltda. (México).

Note 28 - Pension Plans	12 Months Ended
Dec. 31, 2010
Note 28 - Pension Plans
Note 28 - Pension Plans [Text Block]

28.       Pension Plans

We sponsor defined-benefit pension plans, which supplement benefits that the Brazilian government social security system provides to employees of Bradesco and its Brazilian subsidiaries. The pension plans were established solely for the benefit of eligible employees and directors, and their assets are held independently of Bradesco. During 2001, participants of the defined benefit plan for Bradesco employees joined a new defined contribution plan (PGBL). In addition to this plan, we have Alvorada, BEM and BEC defined benefit pension plans, as a result of their acquisitions on June, 2003, February, 2004 and January, 2006, respectively. There are no other defined pension plan sponsored by Bradesco. Our contributions to the PGBL plan in 2010 totaled R $379 (2009 - R $267).

Our policy is to fund the pension plans through contributions based on payroll, adjusted periodically pursuant to recommendations of the Fund's external actuary.  In 2010 our contribution represents 4% (2008 - 4% and 2009 - 4%) of payroll, and employees and directors contribute amounts of at least 4% (2008 - 4% and 2009 - 4%) of their salaries.

The pension plan's assets are mainly invested in government and private securities, marketable equity securities and properties.

Employees and directors who withdraw from the pension plans for any reason receive the minimum benefit based on past contributions in a single lump sum installment.

BEC, BEM and Banco Alvorada plans are measured annually.

Based upon the report of the pension plan's external actuary, changes in the benefit obligation and plan assets and the amounts recognized in the consolidated financial statements are as follows:

		Alvorada, BEM and BEC plans
		Year ended
		2008	2009	2010
(i)	Projected benefit obligation:
	At beginning of year	729	690	797
	Service cost	5	3	1
	Benefits paid	(58)	(60)	(74)
	Interest cost	72	78	86
	Actuarial loss (gain)	(58)	86	89

	At end of year	690	797	899

(ii)	Plan assets at market value:
	At beginning of year	807	798	902
	Contributions received:
	Employer	6	5	6
	Employees	2	2	4
	Current return on plan assets	41	157	135
	Benefits paid	(58)	(60)	(74)

	At end of year	798	902	973

(iii)	Funded status:
	Excess of plan assets over projected benefit obligation acquired	(108)	(105)	(74)
	Amounts recognized in the balance sheet, net	(108)	(105)	(74)

Net pension (benefit) cost includes the following components:

	Alvorada, BEM and BEC plans
	Year ended
	2008	2009	2010
Projected benefit obligation:
Service cost	4	4	-
Interest cost	79	87	94
Amortization of prior service cost	(6)	(2)	1
Expected return on assets	(92)	(99)	(102)
Expected participant contribution	(1)	(2)	-

Net periodic pension cost (benefit)	(16)	(12)	(7)

Prepaid pension costs and accrued pension liabilities are included in "Other assets" and "Other liabilities" respectively, in our Consolidated Statements of Financial Position.

The amounts recognized in our balance sheets are as follows:

	December 31,
	2009	2010
Assets
Prepaid pension cost	141	139
Liabilities
Accrued pension liability	36	65
Net asset recognized, end of year	105	74

The amount recognized in accumulated other comprehensive income, which totaled R $49  in 2009 and R $17  in 2010, net of taxes, as a result of the implementation of ASC 715, relates to actuarial gains.

Assumptions used to determine our benefit obligation and net periodic benefit cost at and for the years ended December 31, 2009 and December 31, 2010 were (1):

	Alvorada plan		BEM plan		BEC plan
	2009	2010	2009	2010	2009	2010
Assumed discount rate	11.3%	10.8%	11.3%	10.8%	11.3%	10.8%
Expected long-term rate of return on assets	11.3	10.8	11.3	10.8	11.3	10.8
Rate of increase in compensation levels	7.6%	7.6%	7.6%	7.6%	7.6%	7.6%

(1) Including a 4.5% p.a. inflation rate and an actual discount rate of 6.0% p.a.

The rationale behind the used long-term rate of return on plan assets is the following:

                 Based on the asset manager's mid to long-term expectations; and

                 Private and Brazilian Government bonds, which are a very significant portion of the invested portfolio of Alvorada, BEM and BEC, and which earn interest at inflation plus 8% p.a. and the current maturity profile.

Our pension plan weighted-average asset allocations in 2009 and 2010, by asset category are as follows:

	Alvorada plan assets		BEM plan assets		BEC plan assets
	2009	2010	2009	2010	2009	2010
Asset categories
Equity securities	0.2%	0.3%	8.5%	8.2%	-	-
Debt securities	85.3	85.8	87.7	88.0	2.5%	-
Mutual funds	8.5	8.0	-	-	89.2	93.8%
Buildings	4.3	4.2	-	-	4.6	2.8
Other	1.7	1.7	3.8	3.8	3.7	3.4
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

The assets of pension plans classified by level of measurement at December 31, 2010, are presented in the table below. For more information about the measurement at fair value, including descriptions of Level 1, 2 and 3 and the evaluation methods adopted, see Note 2 (ee).

Assets plans of Alvorada, BEM and BEC	Classification by level of measurement
	Level 1	Level 3	Total
Mutual funds	290	-	290
Brazilian government securities	282	-	282
Bank debt securities	297	-	297
Buildings	-	36	36
Receivables (1)	-	24	24
Corporate debt and equity securities	31	-	31
Equity securities	13	-	13

Total	913	60	973

(1)             Refers to receivables from plan participants and other receivables.

The table below shows the movement of pension plans assets classified at Level 3 during the fiscal year 2010:

	Balance on January 1, 2010	Updates (1)	Additions/ Write-offs	Balance on December 31, 2010
Buildings	34	2	-	36
Receivables	23	-	1	24

Total	57	2	1	60

(1) It basically refers to revaluations of real estate and interest allocation.

The benefit payments, which reflect expected future services projected, to be made by us are:

For the year ended December 31,	Pension plan benefits
2011	65
2012	68
2013	71
2014	74
2015	78
2016 - 2019	449
Total	805

The contributions related to the private pension plans of BEC, to be made by us in 2011, are estimated at R $3.

Note 29 - Related Party Transactions	12 Months Ended
Dec. 31, 2010
Note 29 - Related Party Transactions
Note 29 - Related Party Transactions [Text Block]

29.       Related Party Transactions

Bradesco has Cidade de Deus Companhia Comercial de Participações and Fundação Bradesco as primary shareholders. Fundação Bradesco is a not-for-profit trust that for over 40 years has been promoting and developing the potential of children and young people through schools maintained in underprivileged areas.

We have made no loans to our officers or directors, since this practice is prohibited for all Brazilian banks by the Brazilian Central Bank.

Transactions with primary shareholders and direct and indirect affiliates (mainly represented by  Visa Vale - Cia. Brasileira de Soluções e Serviços  and Cielo S.A.), are conducted in similar conditions to those used when making transactions with third-parties, which are effective as of the date of the operations as follows:

	December 31,
	2008	2009	2010
(b) Assets
Other assets	5	4	7
Visa Vale - Cia. Brasileira de Soluções e Serviços - Associates	4	4	7
CPM Braxis S.A. - Associates	1	-	-
Liabilities
Time deposits	(184)	(190)	(177)
Cidade de Deus Companhia Comercial de Participações - Parent company	(46)	(17)	(30)
Visa Vale - Cia. Brasileira de Soluções e Serviços - Associates	(8)	(40)	-
Key Management Personnel	(92)	(129)	(146)
Others associates	(21)	(2)	-
Demand deposits	(17)	(2)	(1)
Others associates	(17)	(2)	(1)
Debentures	(979)	(501)	(586)
Visa Vale - Cia. Brasileira de Soluções e Serviços - Associates	-	-	(46)
Cielo S.A. - Associates	(234)	(15)	-
Key Management Personnel	(731)	(486)	(539)
Others associates	(14)	-	(1)
Subordinated notes	(106)	(134)	(262)
Cidade de Deus Companhia Comercial de Participações - Parent company	(20)	(62)	(183)
Fundação Bradesco - Parent company	(86)	(72)	(79)
Interest on shareholders' capital and dividends	(687)	(546)	(712)
Cidade de Deus Companhia Comercial de Participações - Parent company	(369)	(396)	(516)
Fundação Bradesco - Parent company	(318)	(150)	(196)
Other liabilities	(1)	(62)	(12)
Cielo S.A. - Associates	-	(55)	(12)
CPM Braxis S.A. - Associates	(1)	(7)	-
Income and expenses
Interest on long-term debt	(135)	(109)	(89)
Cidade de Deus Companhia Comercial de Participações - Parent company	(13)	(6)	(10)
Fundação Bradesco - Parent company	(31)	(25)	(7)
Key Management Personnel	(73)	(69)	(64)
Others associates	(18)	(9)	(8)
Other income	12	16	14
Visa Vale - Cia. Brasileira de Soluções e Serviços - Associates	12	16	14
Other expenses	(105)	(173)	(204)
Fidelity Processadora e Serviços S.A. - Associates	(82)	(148)	(182)
CPM Braxis S.A. - Associates	(20)	(19)	(21)
Others associates	(3)	(6)	(1)

Note 30 - Subsequent Events	12 Months Ended
Dec. 31, 2010
Note 30 - Subsequent Events
Note 30 - Subsequent Events [Text Block]

30.       Subsequent Events

                 On January 24, 2011, Bradesco concluded the acquisition of   CBSS's ("Visa Vale") shares owned by Visa International Service Association ("Visa International"),   equivalent to 5.01% of the CBSS's capital stock for the amount of  R $ 86.   This event increased Bradesco's ownership interest in CBSS from 45% to 50.01%, thus increasing Bradesco's ownership in the capital of credit card companies.

                 On March 2011, following the Memorandum of Understanding disclosed in April 2010, Bradesco executed a new binding Memorandum of Understanding with Banco do Brasil S.A. ("Banco do Brasil") to develop and integrate joint businesses through the creation of a Holding named Elo Participações to launch the Elo card brand.

Bradesco will hold 50.01% interest in Elo Participações, with Banco do Brasil holding 49.99%. The new company will be involved in business related to electronic means of payment, which includes:

Elo Serviços S.A., owner and manager of the Elo brand of credit, debit and pre-paid cards;

Integration of Companhia Brasileira de Soluções e Serviços ("CBSS"), directly or indirectly, in the business of Elo Participações;

Sale to CBSS of 100% of quotas held by Bradesco and/or its affiliates in IBI Promotora de Vendas Ltda., including customer base and business related to the business channel, for a total of R $419. This operation is subject to: (i) negotiation of definitive documents by the parties involved; and (ii) compliance with applicable legislation; and

Sale to CBSS of 100% of stock held by Bradesco and/or its affiliates in Fidelity Processadora e Serviços S.A. ("FPS"), representing 49% of FPS's capital stock, for a total of R $558, R $329 of which to paid based on performance.

The operation will be finalized after the completion of definitive documents and compliance with applicable legal and regulatory formalities. Bradesco and Banco do Brasil are taking the final steps towards integrating Caixa Econômica Federal to the launch of the Elo brand.

Summary of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2010
Significant Accounting Policies
Constant currency remeasurement	Until December 31, 1997, Brazil was considered to be a highly inflationary environment and accordingly all balances and transactions prior to that date were remeasured at December 31, 1997 price levels. The index selected for this remeasurement was the General Price Index - Internal Availability (IGP-DI), which we consider to be the most appropriate index due to its independent source, long history of publication and its mix of wholesale, consumer and construction prices. As from January 1, 1998, Brazil was no longer a highly inflationary environment, since the cumulative rate of inflation over preceding three-year period was below 100% without any indication of a return to the high rates prevailing prior to June 30, 1994. Accordingly, balances and transactions as from January 1, 1998 are expressed in nominal reais, as required by U.S. GAAP and the guidelines of the U.S. Securities and Exchange Commission - ("SEC").
Cash and cash equivalents	For purposes of the statement of cash flows, "Cash and cash equivalents" include cash and due from banks, interest-earning deposits in other banks and federal funds sold and securities purchased under agreements to resell, that have original maturities of three months or less and present insignificant risk of changes in value.
Presentation of interest earning assets and interest bearing liabilities	Interest earning assets and interest bearing liabilities are presented in the consolidated balance sheet at amortized cost using the effective yield interest method. Such presentation is required since accrued financial charges are added to the outstanding principal each period for substantially all Brazilian real-based assets and liabilities.The total financial charges accrued on the outstanding principal of assets was R $10,990 and R $10,331 at December 31, 2009 and 2010, respectively. Total financial charges accrued on outstanding principal of liabilities was R $9,347 and R $12,210 at December 31, 2009 and 2010, respectively. The total financial charges accrued on the outstanding principal of assets was R $10,990 and R $10,331 at December 31, 2009 and 2010, respectively. Total financial charges accrued on outstanding principal of liabilities was R $9,347 and R $12,210 at December 31, 2009 and 2010, respectively.
Federal funds sold and securities purchased under agreements to resell and securities pledged under repurchase agreements	Federal funds sold and securities purchased under agreements to resell are treated as collateralized financial transactions and are recorded at the amounts at which the federal funds and securities were acquired or sold plus accrued interest. This classification also includes securities pledged under repurchase agreements mainly comprising Brazilian federal government securities. These securities present insignificant risk of changes in interest rates and all of them may be subject to repledge agreements by the relevant counterparties. We enter into purchases of securities under agreements to resell ("resale agreements") and sales of securities under agreements to repurchase ("repurchase agreements"). All of the resale agreements and repurchase agreements are accounted for as secured lending and secured borrowing transactions, respectively. The amounts advanced under resale agreements and the amounts borrowed under repurchase agreements are carried on the balance sheet at the amount advanced or borrowed plus accrued interest. Interest earned on resale agreements and interest incurred on repurchase agreements are reported as Interest income and Interest expense. The Organization's policy is to obtain possession of collateral with market value equal to or in excess of the principal amount loaned under the resale agreement. We closely monitor the market value of the underlying securities collateralizing the resale agreements and adjust the amount of collateral as appropriate. Securities accepted as collateral in our resale agreements may be used, when permitted by the terms of the agreements, as collateral of our repurchase agreements or may be sold. These financial assets transferred as collateral in repurchase agreements (that are accounted for as secured borrowing liabilities) as of December 31, 2009 and 2010 include Trading assets, at fair value - R $4,218 and R $28,303, available-for-sale securities, at fair value - R $3,183 and R $34,133, respectively, and held-to-maturity securities, at amortized cost include R $809, as of December 31, 2010. In addition, the Organization received securities as collateral in our resale agreements that were repleged on repurchase agreements as of December 31, 2009 and 2010 in the total amount of R $74,745 and R $52,031 respectively. The associated liabilities related to these assets are accounted for as "Securities sold under agreements to repurchase". Securities received in our resale agreements that were not repleged or sold as of December 31, 2009 and 2010 amount to R $33,327 and R $15,637 respectively. Interest earned is recorded as "Interest Income - Trading".
Trading securities, including derivatives	Instruments utilized in trading activities include securities stated at fair value in accordance with Accounting Standards ASC 320, "Investments Debt and Equity Securities". These assets are classified as trading, on the purchase date, based on our intent. Realized and unrealized gains and losses are recognized in net trading gain/(losses). Derivatives entered into for trading purposes with our customers or which do not qualify as hedges (primarily derivatives used to manage our overall exposure to changes in interest rates and foreign currencies) are carried at fair value with realized and unrealized gains/(losses) recognized in net trading gain/(losses). All our derivatives were accounted for under Trading Derivatives. When determining the fair value of trading assets and liabilities we follow the criteria established by ASC 820, Fair Value Measurements and Disclosures, as further detailed in Note 21.
Derivatives other than trading and embedded derivatives	Derivative instruments are recognized as assets or liabilities in the balance sheet and measured at fair value, regardless of the purpose or intention to hold them in accordance with ASC 815, "Derivative and Hedging". Changes in the fair values of an instrument are recognized in income or equity, depending on its designation and qualification as a fair value, cash flow or foreign currency hedge. In order to qualify as a hedge, the derivative must be: (i) designated as hedge of a specific financial asset or liability at the inception of the contract; (ii) effective at reducing the risk associated with the exposure to be hedged; and (iii) highly correlated with respect to changes in its fair value or in the related cash flows in relation to the fair value of or cash flows related to the item to be hedged both at inception and over the life of the contract. The Organization has not adopted hedge accounting. Embedded derivatives are bifurcated when all of the following criteria are met: (i) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract; (ii) the contract that embodies both the embedded derivative instrument and the host contract is not remeasured at fair value with changes in fair value reported in earnings as they occur; and (iii) a separate instrument with the same terms as the embedded derivative instrument would be a derivative instrument subject to the requirements of ASC 815, as amended. These embedded derivative instruments are measured at fair value with gains and losses recognized in income at each reporting date. In accordance with ASC 815-15, "Derivatives and Hedging - Embedded Derivatives" hybrid financial instruments which contain an embedded derivative that would otherwise require bifurcation may be accounted for at fair value, with changes in fair value recognized in consolidated statement of income. The fair value would be applied on an instrument-by-instrument basis; however the election to apply fair value accounting is irrevocable. We do not have embedded derivatives under ASC 815-15.
Available for sale securities	Debt securities are classified based on management's intention at the date of purchase. Securities that are bought and held principally for the purpose of resale in the near term are classified as trading assets and are stated at fair value. Securities are classified as available for sale when, in management's judgment, they may be sold in response to or in anticipation of changes in market conditions, being carried at fair value with net unrealized gains and losses included in shareholders' equity on an after-tax basis. Average cost is used to determine realized gains/(losses) on sales of available for sale securities. Amortization of premiums or discounts is recorded as interest using the effective yield method through the maturity date of the security. Marketable equity securities, which are included as available for sale, are carried at fair value with net unrealized gains and losses included in shareholders' equity on an after-tax basis, until realization at which time the net realized gains/(losses) are included in non-interest income (expenses).
Held to maturity securities	Debt securities for which there is intention and ability to hold until maturity are classified as held to maturity securities and recorded at amortized cost, that is, purchase cost, plus accrued interest and premiums or discount using effective interest rate method through the maturity date of security. Transfers of investments from trading and available for sale categories to the held to maturity category were accounted at fair value on the date of the transfer:  in the case of trading securities, prior gains and losses were previously recorded in the consolidated income statement; and  in the case of available for sale securities, the unrealized gains/losses that were recorded at the time of the transfer in "Unrealized gains/losses on available for sale securities" directly in shareholders' equity are subsequently amortized over the period from the date of the transfer to the maturity of the security.
Other than temporary impairment	In determining whether or not impairment of a security, classified either as available for sale or held-to-maturity, is other than temporary the Bank has applied the three step model described on ASC 320-10-35, "Investments - Debt and Equity Securities - Subsequent Measurement". We use a combination of factors aimed at determining whether recovery of the value of a security is likely. These factors include: the length of the time and the extent to which the fair value has been less than cost to assist in determining the extent of the analysis to be performed over the securities; the financial condition and near-term prospects of the issuer of the security, including any specific events which may influence the operations of the issuer; any failure of the issuer of the security to make scheduled interest payments; changes to the rating of the security by rating agency; the historic and implied volatility of the security, the cash flows expected to be collected, as well as whether the Bank either plans to sell the security or it is more-like-than-not that will be required to sell the security before the recovery of its amortized cost. Beginning in 2009, under new accounting guidance for impairments of debt securities that are deemed to be other-than-temporary, the credit component of other-than-temporary impairment loss is recognized in earnings and the non-credit component is recognized in accumulated other comprehensive income in situations where the Bank has no intention of selling the security and when it is more-likely-than-not that the Bank will not be required to sell the security prior the fair value recovery. Prior to January 1, 2009, unrealized losses (both the credit and non-credit components) on available-for-sale securities that we deemed to be other-than-temporary were included in current period earnings. In addition, for marketable equity securities our assessment includes forecast analyses (i) of the period (a date) when the security will recover the cost basis and (ii) whether the Bank will own the security in that period (on that date). These analyses are performed based on an assessment of individual terms and attributes of each security. See Note 5 for the analyses performed under gross unrealized losses
Loans and leases	Loans and leases are stated at amortized cost using the effective yield interest method, including interest receivable, origination fees and costs (Note 2 (c)). Interest income is recorded on an accrual basis and is added to the principal amount of the loan in each period. The accrual of interest is generally discontinued on all loans that are not considered collectible as to principal or interest and for all loans 60 days or more overdue. Interest collections on such loans are recorded as reductions of the principal balance when collectability is uncertain, otherwise income is recognized on a cash basis. We provide vehicle and equipment financing to our customers through a variety of lease arrangements. Lease financing receivables are recorded at the aggregate of lease payments receivable plus the estimated residual value of the leased property, less unearned income. Also, we have followed the policies prescribed by Statement of ASC 310-30, "Receivables - Loans and Debt Securities Acquired with Deteriorated Credit Quality", which addresses accounting for differences between contractual and expected cash flows from the purchaser's initial investment in loans or debt securities acquired in a transfer, if those differences are attributable, at least in part, to credit quality. The FASB issued new disclosure guidance ASU 2010-20 - "Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses", effective on a prospective basis for the Organization's 2010 year-end reporting, that addresses disclosure of loans and other financing receivables and the related allowance. The new accounting guidance defines a portfolio segment as the level at which an entity develops and documents a systematic methodology to determine the allowance for credit losses, and a class of financing receivables as the level of disaggregation of portfolio segments based on the initial measurement attribute, risk characteristics and methods for assessing risk. The Organization's portfolio segments are "Corporate" and "Retail". The classes within the "Corporate" segment are Large Entities and Small-Medium Entities (SME). The classes within the "Retail" segment are Credit Cards, Financing, Prime, Retail - Individuals and Retail - Entities. Under this new accounting guidance, the total allowance is presented by portfolio segment.
Allowance for loan losses and non-performing loans	The allowance for loan losses represents management's estimate of probable losses inherent in the loan portfolio at each balance sheet date. Our evaluation on the adequacy of the allowance is based on regular reviews on individual loans and on the aggregate analysis of homogeneous loans. The individual loan analysis considers a loan as impaired, when, in our opinion, all amounts due are no longer considered collectible, including accrued interest, in accordance with ASC 310-10-35 "Receivable - Subsequent Measurement", as amended by ASC 310-10-50, "Receivable - Disclosure". Loans that are more than 90 days overdue, that have already been renegotiated and, for larger non-homogeneous balances, when they present deterioration indicators, are considered to be impaired. We then measure impaired loans based on: (i) present value of expected future cash flows discounted at the loan's effective interest rate or (ii) the fair value of the collateral if the loan is collateral dependent. The allowance is established through the difference between the carrying value of the impaired loan and its value determined as described above. We perform periodic and systematic detailed reviews of the loan portfolio to identify credit risks and to assess the overall collectability of those portfolios. The aggregate loss analysis for groups of homogeneous loans is based on portfolio segment. The loan portfolio of the corporate segment is comprised primarily of large, medium and small entities with a turnover of usually more than R $ 15. The amount of loss incurred in the homogenous pools is estimated based upon how many of the loans will default and the loss that will be incurred in the event of default. The probability of default of a corporate loan is based on an analysis of the movement of the loan that overdue over a twelve-month period by each internal rating classification. Loans 90 or more days past due within the twelve-month period are assigned a rate of default that measures the percentage of such loans that will default over their lives given the assumption that the condition causing the ultimate default presently exists as of the measurement date. The loan portfolio of retail segment is comprised primarily of consumer loans. The amount of loss incurred in the homogenous pools is estimated based on statistically valid model methodologies to measure the probability of default of those loans. These statistical models (Credit and Behavior Scoring Systems) consider a number of features including, but not limited to, income, assets, restrictions and indebtedness, and other attributes of each counterparty. These models are updated regularly for changes in economic and business conditions. We classify all loans that are sixty days or more overdue as non-performing. Once the credits are classified as non-performing loans, we stop accruing interest on them. Loans are charged-off against the allowance when the loan is considered uncollectible or is considered permanently impaired. Loans are charged off usually when they are between 180 and 360 days overdue. However, longer-term loans, that have original terms greater than 36 months, are charged off when they are between 360 and 540 days overdue.
Equity investees and other investments	Equity investees and other investments, where we own between 20% and 50% of voting capital, are accounted for using the equity method of accounting, according to ASC 323 "Investment - Equity Method and Joint Venture". Under this method, our share of results of the investee, as reported under U.S. GAAP, is recognized in the statement of income as "Equity in earnings (losses) of unconsolidated companies" and dividends are credited when declared to the "Equity investees and other investments" balance sheet account (Note 9). Interests in companies of less than 20% with no readily determinable market value are recorded at cost (unless we have the ability to exercise significant influence over the operations of the investee, in which case we use the equity method) and dividends are recognized in income when received.
Premises and equipment	Premises and equipment are recorded at cost (plus price-level restatements through December 31, 1997). Depreciation is computed on the straight-line method at the following annual rates: premises - 4%; data processing equipment - 20% to 50%; and other assets - 10% to 20%. Development and acquisition costs of software, included within premises and equipment, net relate to costs of internal use software capitalized, in accordance with ASC 350-40, "Intangible - Goodwill" and "other - Internal use Software." We recognize an impairment loss only if the carrying amounts of long-lived assets to be held and used are not recoverable from their expected undiscounted future cash flows, pursuant to ASC 360-10-35, "Property, Plant and Equipment - Subsequent Measurement of Long-Lived Assets". Fixed assets, mainly comprising certain bank branches, which were sold and subsequently leased by us for the purposes of continuing our operations, were recorded pursuant to ASC 840, "Leases" and ASC 840-40 "Sale - Leaseback Transactions." For transactions classified as operating leases, relating to property sold for cash, only the portion corresponding to: (i) the positive difference between revenue determined at the time of the sale and the present value of the future lease to be paid is recognized immediately in income for the period, whereas (ii) the remaining portion is deferred over the corresponding rental contract terms, and (iii) exclusively in cases of loss, the amounts are recognized immediately. In cases where the sale is financed, income will be determined only as from the final maturity of the corresponding financing (Note 10) and subsequently recorded in accordance with the criteria described above. Gain or loss on cash sales not subject to lease contracts was recognized immediately in income for the year as "Other non-interest income".
Foreclosed assets	Assets are classified as foreclosed assets and are included in other assets upon actual foreclosure or when physical possession of the collateral is taken, through agreement or court action. Foreclosed properties are carried at the lower of the recorded amount of the loan or lease for which the property previously served as collateral, or the fair value of the property less estimated costs to sell. Prior to foreclosure, any write-downs, if necessary, are charged to the allowance for loan losses. Subsequent to foreclosure, gains or losses on the sale of, and losses on the periodic revaluation of, foreclosed properties are recorded in "Other Non-Interest Income". Net costs of maintaining and operating foreclosed properties are expensed as incurred.
Goodwill and other intangible assets	ASC 805, "Business Combinations" requires accounting for business combinations determining whether an acquired intangible asset should be recognized separately from goodwill, as well as additional disclosures relating to the primary reason for a business combination and the allocation of the purchase price by major balance sheet captions. ASC 350, "Intangible - Goodwill and Others" requires that goodwill, including that acquired before initial application of the standard, is no longer amortized but is tested for impairment at least annually, using a two-step approach that involves the identification of "reporting units" and the estimation of fair value. The reporting units are the banking and insurance segments that are analyzed by management on a regular basis. The impairment test is performed in two phases. The first step of the goodwill impairment test compares the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds its fair value, an additional step has to be performed. This additional step compares the implied fair value of the reporting unit's goodwill with the carrying amount of that goodwill. An impairment loss is recorded to the extent that the carrying amount of goodwill exceeds its implied fair value. Finite-lived intangible assets are generally amortized on a straight-line basis over the estimated period benefited. These intangible asset are recorded and amortized over a period in which the asset is expected to contribute directly or indirectly to the future cash flows (between five and twenty years). We review our intangible assets for events or changes in circumstances that may indicate that the carrying amount of the assets may not be recoverable, in which case an impairment charge is recognized in income immediately.
Litigation	According to ASC 450, "Contingencies", we recognize accruals in determining loss contingencies when the conditions known before the issuance of the financial statements show that: (i) it is probable that losses had been incurred at the date of the financial statements; and (ii) the amount of such losses can be reasonably estimated. We accrue our best estimate of probable losses. We constantly monitor litigation in progress to evaluate, among other things: (i) its nature and complexity; (ii) the evolution of the proceedings; (iii) the views of our legal advisors; and (iv) our experience with similar proceedings. We also consider in determining whether a loss is probable and in estimating its amount: a) The probability of loss from claims or events that have occurred on or before the date of the financial statements, but which come to our attention only after the date of the financial statements, but before the financial statements are issued; and b) The need to disclose claims or events occurring after the date of the financial statements but before they are issued.
Income taxes	We account for income taxes in accordance with ASC 740, "Income Taxes", whereby we recognized two components of income tax expense: current and deferred. Current income tax expense approximates taxes to be paid or refunded for the current period. Deferred income tax expense results from changes in deferred tax assets and liabilities between periods. These gross deferred tax assets and liabilities represent decreases or increases in taxes expected to be paid in the future because of future reversals of temporary differences in the bases of assets and liabilities as measured by tax laws and their bases as reported in the financial statements. Deferred tax assets are also recognized for tax attributes such as net operating loss carryforwards and tax credit carryforwards. Valuation allowances are then recorded to reduce deferred tax assets to the amounts management concludes are more-likely-than-not to be realized. Under ASC 740-10-25 "Income Tax - Recognition", income tax benefits are recognized and measured based upon a two-step model: 1) a tax position must be more-likely than- not to be sustained based solely on its technical merits in order to be recognized; and 2) the benefit is measured as the largest amount of that position that is more-likely-than-not to be sustained upon settlement. The difference between the benefit recognized for a position in accordance with this ASC 740 model and the tax benefit claimed on a tax return is referred to as an unrecognized tax benefit (UTB). We accrue income-tax-related interest and penalties (if applicable) within "income tax expense".
Asset management and commission fees	We earn fee income from investment management, credit card, investment banking and certain commercial banking services. Such fees are recognized when the service is performed (investment and commercial banking) or over the life of the contract (investment management and credit card).
Foreign currency translation	For our foreign operations, the functional currency is the Brazilian real, in which case the assets and liabilities are remeasured, at current exchange rates from the local currency to the Brazilian real and the results of operations areremeasured at the average rate for the period. Losses and gains arising from the remeasurement process are included in current income.
Employee benefits	We are required to make employer contributions to a Brazilian Government Agency that manages social security ("INSS"), retirement pension and other benefits. Such contributions, which are expensed as incurred, totaled R $910 in 2008, R $978 in 2009 and R $1,196 in 2010. In addition, we make contributions to defined-benefit plans for our employees coming from acquired institutions. We account for these plans in accordance with ASC 715-30, "Compensation - Retirement Benefits - Defined Benefit Plan Pension". Accounting for defined benefits plans requires the use of an actuarial method for determining defined benefit pension costs and provides for the deferral of actuarial gains and losses (in excess of a specific corridor) that result from changes in assumptions or actual experience differing from that assumed.
Earnings per share	In accordance with U.S. GAAP, earnings per share are presented based on the two classes of shares issued. Both classes, common and preferred, participate in dividends on substantially the same basis, except that preferred shareholders are entitled to dividends per share 10% higher than common shareholders (Note 17). Earnings per share are computed based on the distributed dividends or interest on shareholders' capital and undistributed earnings of Bradesco after giving effect to the 10% preference, as though all earnings will be distributed. Weighted average shares are computed based on the periods for which the shares are outstanding.
Insurance and pension plans policyholders	Substantially all of our insurance contracts are considered short-duration insurance contracts. Premiums from short-duration insurance contracts are recognized over the related contract period. Premiums from long-duration contracts are recognized when due from the policyholders. Reserves for insurance claims are established based on historical experience, claims in process of payment, estimated amount of claims incurred but not yet reported, and other factors relevant to the level of reserves required. Reserves are adjusted regularly based upon experience, with the effects of changes in such estimated reserves included in the results of operations in the period in which the estimated reserves were changed, and include estimated reserves for reported and unreported claims incurred. Reserves for private pension plan are established based on actuarial calculations. Certain products offered by us, such as pension investment contracts and funds where the investment risk is for the account of policyholders, are considered investment contracts in accordance with the requirements of ASC 944-20. During the accumulation phase of the pension investment contracts, when the investment risk is for the account of policyholders, the contracts are treated as investment contracts. During the annuity phase the contracts are treated as insurance contracts with mortality risk. Funds related to pension investment contracts where the investment risk is for the account of policyholders are equal to the account value. Account values are not actuarially determined. Rather, account values are increased by the deposits received and interest credited (based on contract provisions) and are reduced by redemptions at the policyholders option. In addition, we determine the need to record an additional liability for the contract feature when the present value of expected annuitization payment at the expected annuitization date exceeds the expected account balance at the annuitization date, in accordance with ASC 944-20. The securities related to these pension investment contracts are classified as "trading assets" and "available for sale securities" in the consolidated financial statements.
Liability for unpaid claims and claim adjustment expenses	The liability for unpaid claims and claim adjustment expenses represents the amounts needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the balance sheet date. The estimated liability includes the amount of money that will be required for future payments of (a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees; outside adjuster fees; and costs to record, process, and adjust claims. Premium deficiency reserves are established if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses and to recover any unamortized policy acquisition costs. During the regular course of our insurance activities, we reinsure a portion of the underwritten risk with IRB-Brasil Resseguros S.A., a government controlled entity. The reinsurance agreement permits a recovery of a portion of losses from the reinsurer, although it does not discharge our primary liability as direct insurer of the risks reinsured. Reinsurance receivables as of December 31, 2009 and 2010 amounted to R $622 and R $588, respectively, and are included in "Other assets".
Deferred acquisition costs	The costs that vary with and are related to the production of new insurance business are deferred to the extent that such costs are deemed recoverable from future profits. Such costs include mainly commissions, cost of policy insurance and variable support service costs and are amortized over the expected life of the contracts in proportion to the premium income. Deferred acquisition costs are subject to recoverability testing at the end of each accounting period and, if not recoverable, are charged to expense.
Compensated absences	The liability for future compensation for employee vacations is accrued and expensed as earned by the employees.
Interest on shareholders' capital	Brazilian corporations are permitted to attribute a tax-deductible interest charge on shareholders' equity. The notional interest charge is treated as though it was a dividend and is accordingly shown as a direct reduction of retained earnings in these financial statements. The related tax benefit is recorded in the income statement.
Credit card fees	Credit card fees, periodically charged to cardholders, net of related issuance costs, are deferred and recognized on a straight-line basis over the period that the fee entitles the cardholder to use the card.
Special Purpose Financing (SPF) entities	The Organization utilizes certain financial arrangements to meet its funding and liquidity management through SPF entities. These SPF entities are generally funded with long-term debt (Note 14 (d)) and are paid down through the future cash flow of the underlying assets. The underlying assets are essentially current and future flows of: (i) payment orders from individuals and corporations outside Brazil to individuals and corporations in Brazil on which we act as the paying bank; and (ii) credit card bill receivables from purchases in Brazil from foreign cardholders. We consolidated these SPF entities based on the policies issued by ASC 810-10, "Consolidation".
Guarantees provision	ASC 460, "Guarantees" establishes accounting and disclosure requirements for guarantees, requiring that a guarantor recognize, at the inception of a guarantee, a liability in an amount equal to the fair value of the obligation undertaken in issuing the guarantee. We recorded a liability in "Other Liabilities", for the fair value of guarantees granted at the date on which we issue the guarantee. The fair value at inception of the obligation undertaken when issuing the guarantees is typically equal to the present value of the future amount of premium receivable under the contract. The fair value of the liability recorded at inception is amortized into income as Fee and Commission Income over the life of the guarantee contract. If we conclude that it is probable that we will incur a loss in relation to the guaranteed issued, we recognize in "Other Liabilities" a provision for the estimated amount of probable loss. Significant guarantees that have been provided by us are disclosed in Note 24 (d).
Perpetual bonds	The ASC 480, "Distinguishing Liabilities from Equity", establishes standards for how an issuer measures certain financial instruments with characteristics of both liabilities and equity and classifies them in its statement of financial position. Under this standard the perpetual bond are treated as a liability as they have contractual mandatory payment on specified dates and have no conversion features for conversion into share capital.
Fair Value Measurement	The ASC 820, "Fair Value Measurements and Disclosures", defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. We determine the fair values of our financial instruments based on the fair value hierarchy established in ASC 820 which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value. Bradesco carries at fair value trading assets and liabilities, derivative assets and liabilities, available for sale securities and certain other assets. Level 1, 2 and 3 Valuation Techniques Financial instruments are considered Level 1 when valuation can be based on quoted prices in active markets for identical assets or liabilities. Level 2 financial instruments are valued using quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or models using inputs that are observable or can be corroborated by observable market data of substantially the full term of the assets or liabilities. Financial instruments are considered Level 3 when their values are determined using pricing models, discounted cash flow methodologies or similar techniques and at least one significant model assumption or input is unobservable and when determination of the fair value requires significant management judgment or estimation. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value including amounts to reflect counterparty credit quality and the Organization creditworthiness. Credit valuation adjustments are necessary when the market price is not indicative of the credit quality of the counterparty. The Organization's derivatives financial instruments are mainly traded in the BM&FBovespa and for these derivatives there is no need for valuation adjustments. For contracts of derivatives financial instruments traded over the counter in Brazil the market practices in valuation use inputs assuming the same credit risk of the counterparties. We identified and incorporated credit risk adjustments when determining fair value after considering guarantees, collateral and other credit factors. Level 1 Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as Brazilian government securities that are highly liquid and are actively traded in over-the-counter markets. Level 2 Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include derivative contracts whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, including but not limited to yield curves, interest rates, volatilities, equity or debt prices and foreign exchange rates. Level 3 Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities normally include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. This category generally includes certain corporate and bank debt securities and certain derivative contracts. For more information on the fair value of Bradesco's financial instruments see Note 21 - Fair Value of Financial Instruments.
Recent proposed and issued accounting pronouncements	In October 2009, the FASB issued ASU 2009-15, "Accounting for Own-Share Lending Arrangements in Contemplation of Convertible Debt Issuance or Other Financing - a consensus of the FASB Emerging Issues Task Force". The ASU provides share lenders with guidance on how to account for these arrangements (amortization of the debt issuance costs will increase the overall implied cost of the related convertible debt arrangement). Specifically, a share lender should record as debt issuance cost the fair value of a share lending arrangement. The guidance was effective for new share lending arrangements for interim and annual periods beginning on or after June 15, 2009. For existing arrangements, the guidance was effective for fiscal years beginning on or after December 15, 2009. The adoption of this amendment to ASC did not impact our consolidated financial statements. In December 2009, the FASB issued ASU 2009-16, "Transfers and Servicing (Topic 860): Accounting for Transfers of Financial Assets", through the issuance of SFAS 166. This amendment to ASC 860 removes the concept of a qualifying special-purpose entity from ASC 860 and removes the exception from applying ASC 810 to qualifying special-purpose entities. ASC 860 changes the requirements for derecognizing financial assets modifying the financial-components approach previously applied under U.S. GAAP and limits the circumstances in which a financial asset, or portion of a financial asset, should be derecognized when the transferor has not transferred the entire original financial asset to an entity that is not consolidated with the transferor in the financial statements being presented and/or when the transferor has continuing involvement with the transferred financial asset. ASC 860 removes the special provisions in ASC 948 for guaranteed mortgage securitizations and as a result requires those securitizations to be treated the same as any other transfer of financial assets within the scope of ASC 860. If such a transfer does not meet the requirements for sale accounting, the securitized mortgage loans should continue to be classified as loans in the transferor's statement of financial position. Additional disclosures are required to provide financial statement users with greater transparency about transfers of financial assets and a transferor's continuing involvement with transferred financial assets. This amendment to ASC was effective for the first annual reporting period that began after November 15, 2009. The adoption of this amendment to ASC did not impact our consolidated financial statements. In December 2009, the FASB issued ASU 2009-17, "Consolidations (Topic 810): Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities", through the issuance of SFAS 167. This amendment to ASC 810 requires an enterprise to perform an analysis to determine whether the enterprise's variable interest or interests give it a controlling financial interest in a variable interest entity. This analysis identifies the primary beneficiary of a variable interest entity as the enterprise that has both of the following characteristics: (i) the power to direct the activities of a variable interest entity that most significantly impact the entity's economic performance, and (ii) the obligation to absorb losses of the entity that could potentially be significant to the variable interest entity or the right to receive benefits from the entity that could potentially be significant to the variable interest entity. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a variable interest entity operates as designed when determining whether it has the power to direct the activities of the variable interest entity that most significantly impact the entity's economic performance. ASC 810 also requires ongoing reassessments of whether an enterprise is the primary beneficiary of a variable interest entity and eliminates the quantitative approach previously required for determining the primary beneficiary of a variable interest entity, which was based on determining which enterprise absorbs the majority of the entity's expected losses, receives a majority of the entity's expected residual returns, or both. ASC 810 requires enhanced disclosures that will provide users of financial statements with more transparent information about an enterprise's involvement in a variable interest entity. This amendment to ASC was effective for the first annual reporting period that began after November 15, 2009. The adoption of this amendment to ASC did not impact our consolidated financial statements. In January 2010, the FASB issued ASU 2010-06, "Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements". The ASU requires the following disclosures about Level 2 and 3 fair value measurements: amounts segregated for each class of assets and liabilities, and the inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements. This ASU 2010-06 was effective for financial statements after December 15, 2009, and the disclosures are presented in Note 21. Additionally, disclosures of the amounts of significant transfers in and out of Level 1 and 2 fair value measurements, including description of the reasons for the transfers, and disclosures of the gross purchases, sales, issuances and settlements activity in Level 3 fair value measurements will be required for fiscal years beginning after December 15, 2010. In February 2010, the FASB issued ASU 2010-09, "Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure Requirements". The glossary of ASC 855 is amended to define "SEC filer" as an entity that is required to file or furnish its financial statements with the SEC. This ASU also states that an SEC filer is required to evaluate subsequent events through the date that the financial statements are issued, and it is not required to disclose the date through which subsequent events have been evaluated. ASU 2010-09 was effective, in February 2010. See Note 30 for disclosures related to Subsequent Events. In February 2010, the FASB issued ASU 2010-10, "Consolidation (Topic 810): Amendments for Certain Investment Funds". The ASU defers the effective date of the amendments to the consolidation requirements made by FASB Statement 167 to a reporting entity's interest in certain types of entities. Additionally, the ASU amends the requirements for evaluating whether a decision maker or service provider has a variable interest to clarify that a quantitative approach should not be the sole consideration in assessing the criteria and clarifies that related parties should be considered in applying all of the decision maker and service provider criteria. The new policy shall be effective for the first annual reporting period that begins after November 15, 2009. The adoption of this amendment to ASC did not impact our consolidated financial statements. In April 2010, the FASB issued ASU 2010-18, "Receivables (Topic 310): Effect of a Loan Modification When the Loan Is Part of a Pool That Is Accounted for as a Single Asset". As a result of the amendments in this policy, modifications of loans that are accounted for within a pool under Subtopic 310-30 do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring. An entity will continue to be required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change. The ASU was effective in the first interim or annual period ending on or after July 15, 2010. The adoption of this amendment to ASC did not have impact in our consolidated financial statements. In July 2010, the FASB issued ASU 2010-20, "Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses", which provides guidance that requires enhanced disclosures surrounding the credit characteristics of the Organization's loan portfolio. Under the new guidance, the Organization is required to disclose its accounting policies, the methods it uses to determine the components of the allowance for credit losses, and qualitative and quantitative information about the credit risk inherent in the loan portfolio, including additional information on certain types of loan modifications. The disclosures as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2010. The disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning on or after December 15, 2010. The additional disclosures are included in the notes to these consolidated financial statements. In September 2010, the FASB issued ASU 2010-25, "Plan Accounting: Defined Contribution Pension Plans (Topic 962): Reporting Loans to Participants by Defined Contribution Pension Plans". It requires that participant loans be classified as notes receivable from participants, which are segregated from plan investments and measured at their unpaid principal balance plus any accrued but unpaid interest. The ASU is effective for fiscal years ending after December 15, 2010. The adoption of this amendment to ASC did not impact our consolidated financial statements. In October 2010, the FASB issued ASU 2010-26, "Financial Services - Insurance (Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts". ASU 2010-26 states that incremental direct costs of contract acquisition and certain costs related directly to some acquisition activities performed by the insurer for the contract should be capitalized. All other acquisition-related costs should be charged to expense as incurred. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. We are evaluating the potential impact of adopting this amendment to ASC. In December 2010, FASB issued ASU 2010-28, "Intangibles - Goodwill and Other (Topic 350) :When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts". Under ASC Topic 350, goodwill is tested for impairment at the reporting unit level utilizing a two-step approach. Step 1 compares the fair value of a reporting unit to its carrying value and if there is a shortfall, then Step 2 is completed. Step 2 measures the amount of impairment. This update requires that the Step 2 test be performed if the reporting unit has zero or negative carrying amount and qualitative factors exist indicating that it is more likely than not that a goodwill impairment exists. No additional disclosures are required by this update. This update is effective for fiscal years beginning after December 15, 2010. At the date of adoption, a cumulative-effect adjustment to beginning retained earnings should be recorded if impairment of any reporting unit exists. We are evaluating the potential impact of adopting this amendment to ASC. In April 2011, FASB issued ASU 2011-03, "Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements". Topic 860, Transfers and Servicing, prescribes when an entity may or may not recognize a sale upon the transfer of financial assets subject to repurchase agreements. That determination is based, in part, on whether the entity has maintained effective control over the transferred financial assets. The amendments in this Update remove from the assessment of effective control (a) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (b) the collateral maintenance implementation guidance related to that criterion. This ASU is effective for the first interim or annual period beginning on or after December 15, 2011. We are evaluating the potential impact of adopting this amendment to ASC.

Note 1 - Basis of Presentation (Table)	12 Months Ended
Dec. 31, 2010
Note 1 - Basis of Presentation
Voting interest in the most significant operational subsidiaries [Table Text Block]

	Interest of the capital (%)
	December 31,
Main subsidiaries	2009	2010
Alvorada Cartões, Crédito, Financiamento e Investimento S.A. (Credit Finance Company)	100.00	100.00
Banco Alvorada S.A. (Banking) (1)	99.94	99.95
Banco Bradesco Financiamentos S.A. (Banking)	100.00	100.00
Banco Bankpar S.A. (Banking).	100.00	100.00
Banco Boavista Interatlântico S.A. (Banking)	100.00	100.00
Banco Bradesco Argentina S.A. (Banking)	99.99	99.99
Banco Bradesco BBI S.A (Investment bank)	98.35	98.35
Banco Bradesco Cartões S.A (Cards)	100.00	100.00
Bradesco Administradora de Consórcios Ltda. (Consortium)	100.00	100.00
Bradseg Participações Ltda. (Holding)	100.00	100.00
Bradesco Auto/Re Cia. de Seguros (Insurance)	100.00	100.00
Bradesco Capitalização S.A. (Certificated Savings plans)	100.00	100.00
Bradesco Leasing S.A. Arrendamento Mercantil (Leasing)	100.00	100.00
Bradesco S.A. Corretora de Títulos e Valores Mobiliârios (Brokerage)	100.00	100.00
Bradesco Saúde S.A (Insurance)	100.00	100.00
Bradesco Seguros S.A. (Insurance)	100.00	100.00
Bradesco Vida e Previdência S.A. (Life Insurance and Pension Plans)	100.00	100.00
Bradesplan Participações Ltda (Holding)	100.00	100.00
BRAM - Bradesco Asset Management S.A. DTVM (Asset management)	100.00	100.00
Tempo Serviços Ltda. (Services)	100.00	100.00
União de Participações Ltda. (Holding)	100.00	100.00
Ágora Corretora de Títulos e Valores Mobiliârios S.A. (Brokerage)	100.00	100.00
Banco Ibi S.A (Banking)	100.00	100.00
(1) Increase in interest due to subscription of the total capital increase approved in 2010.

The condensed balance sheets for the recent acquisitions [Table Text Block]
2008
	Ágora	Mediservice	Total
Cash and cash equivalents	232	2	234
Loans	87	-	87
Securities	146	6	152
Goodwill	430	81	511
Intangible assets - client portfolio	143	-	143
Other assets	472	40	512
Deposits	(44)	-	(44)
Other liabilities	(558)	(44)	(602)
Total consideration and fair value of net assets acquired	908	85	993

2009
Ibi
Cash and cash equivalents	108
Loans	2,755
Securities	222
Intangible assets - exclusive access to customers	812
Other assets	1,177
Deposits	(1,046)
Borrowings	(89)
Other liabilities	(2,473)
Total consideration and fair value of net assets acquired	1,466

2010
Ibi México
Cash and cash equivalents	74
Loans	147
Intangible assets - exclusive access to customers	32
Other assets	69
Other liabilities	(21)
Total consideration and fair value of net assets acquired	301

The total consideration given for acquisitions [Table Text Block]
	2008	2009	2010
Payment in currency	85	73	301
Issuance of shares, at fair value	908	1,393	-

Total cost of acquisitions

	993	1,466	301

Note 2 - Significant Accounting Policies (Table)	12 Months Ended
Dec. 31, 2010
Significant Accounting Policies
Cash and cash equivalents [Table Text Block]

	December 31,
	2009	2010
Cash and due from banks	6,992	15,775
Interest-earning deposits in other banks	4,289	1,265
Federal funds sold and securities purchased under agreements to resell	72,701	19,454
Total	83,982	36,494

Note 3 - Brazilian Central Bank Compulsory Deposits (Table)	12 Months Ended
Dec. 31, 2010
Note 3 - Brazilian Central Bank Compulsory Deposits
Brazilian Central Bank Compulsory Deposits [Table Text Block]
December 31,
	2009	2010
Non-interest earning (1)	8,962	10,984
Interest-earning (2)	14,772	43,459
Interest-earning (3)	8,962	10,755

Total	32,696	65,198
(1) Related to demand deposits. (2) Mainly related to time deposits with the Central Bank in the form of Brazilian government securities. (3) Mainly related to saving deposits.

The Brazilian government securities related to the compulsory deposits [Table Text Block]
	Trading securities		Available for sale securities
	2009	2010(1)	2009	2010(1)
Amortized cost	7,998	-	6,795	-
Gross unrealized gains	63	-	1	-
Gross unrealized losses	(7)	-	(78)	-
Fair value	8,054	-	6,718	-
Average balance	15,894	-

(1)       In 2010, we had no compulsory deposits in the form of securities.

The amortized cost and the fair value of the securities, by maturity [Table Text Block]
	December 31,
	2009		2010
	Amortized cost	Fair value	Amortized cost	Fair value
Due in one year or less	1,934	1,935	-	-
Due after one year through five years	12,859	12,837	-	-
Total	14,793	14,772	-	-

Note 4 - Trading Securities (Table)	12 Months Ended
Dec. 31, 2010
Note 4 - Trading Securities
Trading Securities [Table Text Block]

	Fair value
	December 31,		Average balance
	2009	2010	2009(2)	2010(2)
Mutual funds (1)	50,677	57,825	46,162	52,782
Brazilian government securities	10,784	17,276	13,368	14,154
Corporate debt and equity securities	4,982	16,798	6,390	10,684
Brazilian sovereign bonds	35	30	38	32
Bank debt securities	4,839	2,740	3,942	4,883
Foreign government securities	82	71	1,245	663
Total trading securities	71,399	94,740	71,145	83,198
Derivative financial instruments	1,371	1,647	2,199	1,847
Total trading assets	72,770	96,387	73,344	85,045

(1)                 Includes investment funds related to investment contracts (see Note 2(v)).

(2)                 We calculated the average balances using the month-end book balances.

Note 5 - Available for Sale Securities (Table)	12 Months Ended
Dec. 31, 2010
Note 5 - Available for Sale Securities
Available for Sale Securities [Table Text Block]

	December 31, 2009
		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value
Brazilian government securities	23,865	2,222	(111)	25,976
Brazilian sovereign bonds	1,535	68	(131)	1,472
Corporate debt securities	4,513	50	(200)	4,363
Bank debt securities	1,178	37	(12)	1,203
Foreign government securities	148	-	(18)	130
Marketable equity securities	3,304	917	(131)	4,090

Total	34,543	3,294	(603)	37,234

	December 31, 2010
		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value
Brazilian government securities	27,246	3,489	(18)	30,717
Brazilian sovereign bonds	74	63	(124)	13
Corporate debt securities	4,288	103	(215)	4,176
Bank debt securities	126	24	(34)	116
Marketable equity securities	4,512	982	(668)	4,826

Total	36,246	4,661	(1,059)	39,848

Available for Sale Securities, fair value [Table Text Block]
	December 31, 2009
	Twelve months or longer		Less than twelve months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Brazilian government securities	134	2	1,034	109
Brazilian sovereign bonds	1,042	127	103	4
Corporate debt securities	477	89	2,137	111
Bank debt securities	-	-	64	12
Marketable equity securities	1,475	131	-	-
Foreign government securities	-	-	113	18

Total	3,128	349	3,451	254

	December 31, 2010
	Twelve months or longer		Less than twelve months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Brazilian government securities	-	-	2,152	18
Brazilian sovereign bonds	212	57	200	67
Corporate debt securities	656	138	398	77
Bank debt securities	-	-	206	34
Marketable equity securities	2,002	360	1,125	308

Total	2,870	555	4,081	504

The components of gains and losses realized on available for sale securities [Table Text Block]
	Year ended December 31,
	2008	2009	2010
Gross gains	1,120	916	972
Gross losses	(422)	(462)	(154)
Other-than-temporary impairment	(89)	(290)	(35)

Net gains	609	164	783

The amortized cost and fair value of available for sale securities, by maturity [Table Text Block]

	December 31,
	2009		2010
	Amortized cost	Fair value	Amortized cost	Fair value
Due in one year or less	863	932	2,208	2,215
Due after one year through five years	5,665	5,651	2,845	2,830
Due after five years through ten years	7,519	7,822	7,908	8,231
Due after ten years	17,192	18,739	18,773	21,746
No stated maturity (marketable equity securities)	3,304	4,090	4,512	4,826

Total	34,543	37,234	36,246	39,848

Note 6 - Held to Maturity Securities (Tables)	12 Months Ended
Dec. 31, 2010
Note 6 - Held to Maturity Securities
The amortized cost and fair value of held to maturity securities [Table Text Block]

	December 31, 2009
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	cost	Gains	Losses	value
Brazilian government securities	2,951	1,227	-	4,178
Brazilian sovereign bonds	856	110	-	966
Foreign government securities	76	-	-	76

Total	3,883	1,337	-	5,220

	December 31, 2010
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	cost	Gains	Losses	value
Brazilian government securities	3,283	1,541	-	4,824
Brazilian sovereign bonds	5	-	-	5
Foreign government securities	106	-	-	106

Total	3,394	1,541	-	4,935

The amortized cost and market value of held to maturity securities, by maturity [Table Text Block]

	December 31,
	2009		2010
	Amortized cost	Fair value	Amortized cost (1)	Fair value (1)
Due in one year or less	90	90	106	106
Due after one year through five years	905	1,005	316	322
Due after five years through ten years	242	255	-	-
Due after ten years	2,646	3,870	2,972	4,507

Total	3,883	5,220	3,394	4,935

(1) Does not include   held to maturity securities presented as "Federal funds sold and securities purchased under agreements to resell" in the amount of R $809, with a market value of R $867.

Securities by denomination [Table Text Block]
	December 31,
	2009		2010
	Amortized cost	Percentage	Amortized cost	Percentage
Brazilian currency (reais)	2,951	76%	3,283	97%
Indexed to and denominated in foreign currency	932	24	111	3
	3,883	100%	3,394	100%

Note 7 - Loans (Table)	12 Months Ended
Dec. 31, 2010
Note 7 - Loans
Loans [Table Text Block]

	December 31,
	2009	2010
Commercial:
Industrial and others	62,886	78,905
Import financing	3,824	4,163
Export financing	18,137	21,543
Leasing	19,787	15,277
Construction	4,201	4,179
Individuals:
Overdraft	2,604	3,367
Real estate	2,640	5,900
Financing (1)	36,604	52,247
Credit card	3,452	5,000
Rural credit	11,661	13,516
Foreign currency loans	2,958	5,020
Public sector	88	84
Non-performing loans	11,092	10,082
Total loans	179,934	219,283

(1) Consisting primarily of automobile financing and direct consumer financing.

Loans and leases, age analysis [Table Text Block]

	December 31, 2009
	30 to 59 days Past Due	60 to 89 days Past Due (1)	Greater than 90 days (1)	Total Past Due	Current	Total Loan Portfolio

Commercial:
Industrial and others	560	510	2,494	3,564	62,326	65,890
Import financing	-	-	10	10	3,824	3,834
Export financing	-	10	314	324	18,137	18,461
Leasing	35	296	1,384	1,715	19,752	21,467
Construction	1	6	19	26	4,200	4,226
Individuals:
Overdraft	172	56	340	568	2,432	3,000
Real estate	11	34	58	103	2,629	2,732
Financing	242	639	2,951	3,832	36,362	40,194
Credit card	121	201	1,462	1,784	3,331	5,115
Rural credit.	50	18	290	358	11,611	11,969
Foreign currency loans	25	-	-	25	2,933	2,958
Public sector	-	-	-	-	88	88
Total	1,217	1,770	9,322	12,309	167,625	179,934

	December 31, 2010
	30 to 59 days Past Due	60 to 89 days Past Due (1)	Greater than 90 days (1)	Total Past Due	Current	Total Loan Portfolio

Commercial:
Industrial and others	523	536	2,241	3,300	78,382	81,682
Import financing	-	-	-	-	4,163	4,163
Export financing	-	3	137	140	21,543	21,683
Leasing	37	168	917	1,122	15,240	16,362
Construction	1	1	52	54	4,178	4,232
Individuals:
Overdraft	584	57	369	1,010	2,783	3,793
Real estate	13	36	51	100	5,887	5,987
Financing	254	587	2,628	3,469	51,993	55,462
Credit card	-	336	1,675	2,011	5,000	7,011
Rural credit.	43	18	270	331	13,473	13,804
Foreign currency loans	-	-	-	-	5,020	5,020
Public sector	-	-	-	-	84	84
Total	1,455	1,742	8,340	11,537	207,746	219,283
(1) Amounts recorded as non-accrual

Risk classification [Table Text Block]
Internal Rating		Organization classification
1.	AA1	Low risk
2.	AA2
3.	AA3
4.	A1
5.	A2
6.	A3
7.	B1
8.	B2
9.	B3
10.	C1
11.	C2
12.	C3
13.	D	Medium risk
14.	E	High risk
15.	F
16.	G
17.	H

Credit quality indicators related to loans [Table Text Block]
	December 31, 2009
	Low risk	Medium risk	High risk	Total
Corporate	77,226	2,045	757	80,028
Large entities	54,195	1,549	560	56,304
Small and medium entities	23,031	496	197	23,724
Retail	88,025	8,818	3,063	99,906
Credit card	3,859	238	363	4,460
Financing(1)	26,559	1,477	522	28,558
Prime(2)	4,838	340	91	5,269
Retail - entities	28,633	3,273	937	32,843
Retail - individuals	24,136	3,490	1,150	28,776
Total	165,251	10,863	3,820	179,934

(1) Primarily financing and leasing for vehicles .

(2) Include loans to individual clients who either have a monthly income of at least R $6 thousand  or R $70 thousand  available for immediate investment.

	December 31, 2010
	Low risk	Medium risk	High risk	Total
Corporate	94,802	2,105	933	97,840
Large entities	64,371	1,585	753	66,709
Small and medium entities	30,431	520	180	31,131
Retail	108,554	9,613	3,276	121,443
Credit card	3,582	412	783	4,777
Financing(1)	26,432	1,223	344	27,999
Prime (2)	7,211	365	87	7,663
Retail - entities	39,966	3,373	951	44,290
Retail - individuals	31,363	4,240	1,111	36,714
Total	203,356	11,718	4,209	219,283

(1) Primarily financing and leasing for vehicles

(2) Include loans to individual clients who either have a monthly income of at least R $6 thousand  or R $70 thousand available for immediate investment.

Note 8 - Allowance for Loan Losses (Table)	12 Months Ended
Dec. 31, 2010
Note 8 - Allowance for Loan Losses
Changes in allowance for credit losses [Table Text Block]
	2008	2009	2010
Allowance for credit losses:
Beginning balance	7,769	10,318	14,572
Provision	6,651	10,822	5,769
Charge-offs	(5,345)	(8,264)	(7,897)
Recoveries	1,243	1,696	2,679
Ending balance	10,318	14,572	15,123

Allowance for loan losses:
Individually evaluated for impairment	538	552	642
Collectively evaluated for impairment	9,780	14,020	14,481
Ending balance	10,318	14,572	15,123
Loans:
Individually evaluated for impairment	1,208	2,170	2,775
Collectively evaluated for impairment	173,627	177,764	216,508
Total	174,835	179,934	219,283

Allowance for credit losses by segment:
Corporate segment	1,288	1,673	1,459
Retail segment	9,030	12,899	13,664
Total	10,318	14,572	15,123
Loans by segment:
Corporate segment	83,704	80,028	97,840
Retail segment	91,131	99,906	121,443
Total	174,835	179,934	219,283
Allowance for credit losses/Loan portfolio (%)	5.9%	8.1%	6.9%

Impaired loans related to the organization's portfolio classes [Table Text Block]

	December 31, 2009
	Recorded investment	Unpaid principal balance (1)	Related allowance	Average recorded investment
Corporate	1,630	2,021	521	1,313
Large entities	1,327	1,656	413	1,063
Small and medium entities	303	365	108	250
Retail	64	124	31	84
Credit card	1	10	1	1
Financing	11	11	11	6
Prime	3	3	1	12
Retail - entities	15	62	8	15
Retail - individuals	34	38	10	50

With no related allowance recorded
Corporate	424	426	-	261
Large entities	228	228	-	152
Small and medium entities	196	198	-	109
Retail	52	59	-	31
Retail - entities	15	22	-	13
Retail - individuals	37	37	-	18
Total	2,170	2,630	552	1,689

(1)         Represents the contractual amount of principal owed at December 31, 2010 and 2009. The unpaid principal balance differs from the recorded investments mainly due to the charge-offs, which are not considered to calculate the unpaid principal balances.

	December 31, 2010
	Recorded investment	Unpaid principal balance (1)	Related allowance	Average recorded investment
Corporate	1,681	2,045	606	1,656
Large entities	1,363	1,578	494	1,345
Small and medium entities	318	467	112	311
Retail	80	158	36	72
Credit card	1	18	1	1
Financing	-	9	-	6
Prime	5	6	1	4
Retail - entities	21	69	13	18
Retail - individuals	53	56	21	43

With no related allowance recorded
Corporate	914	916	-	669
Large entities	718	718	-	473
Small and medium entities	196	198	-	196
Retail	100	101	-	76
Credit card	18	18	-	9
Retail - entities	35	36	-	25
Retail - individuals	47	47	-	42
Total	2,775	3,220	642	2,473

(1)         Represents the contractual amount of principal owed at December 31, 2010 and 2009. The unpaid principal balance differs from the recorded investments mainly due to the charge-offs, which are not considered to calculate the unpaid principal balances.

Note 9 - Equity Investees and Other Investments (Table)	12 Months Ended
Dec. 31, 2010
Note 9 - Equity Investees and Other Investments
Equity Investees and Other Investments [Table Text Block]

		December 31,
Company	2010	2008	2009		2010
	Voting ownership %	Equity in earnings (losses)	Investment	Equity in earnings (losses)	Shareholders' Equity	Net income (losses)	Investment	Equity in earnings (losses)
BES Investimentos do Brasil S.A	20.00	7	64	11	473	65	68	8
BIU Participações S.A. (1)	33.84	17	25	27	304	75	72	45
Cielo S.A.(2)	28.65	573	247	492	1,223	1,768	767	514
Cia. Brasileira de Soluções e Serviços - Visavale(2)	45.89	13	28	11	220	88	167	20
Fidelity Processadora e Serviços S.A	49.00	(4)	122	10	471	11	231	5
Cia. Brasileira de Gestão e Serviços S.A	41.85	(9)	36	1	92	5	39	2
Integritas Participações S.A. (3)	22.32	-	410	92	697	99	432	26
Odontoprev S.A.(4)	43.50	-	1,045	-	560	84	975	37
Other Investments (5)	-	-	307	-	-	-	363	(118)

Total		597	2,284	644			3,114	539

(1)     BIU had as of December 31, 2010 a 24.39% participation in Serasa.

(2)     On April, 2010, the Organization increased its participation in Cielo S.A., corresponding to 2.09% of the capital, in the amount of R $ 432, with goodwill of R $ 408. On July, 2010 the Organization increased its participation in Companhia Brasileira de Soluções e Serviços - CBSS, corresponding to 10.67% of the capital, in the amount R $ 141, with goodwill of R $ 124.

(3)     Investment acquired in January 2009, through our subsidiary Bradesco Seguros S.A., for the amount of R $342, generating goodwill in the amount of R $287.

(4)     See Note 1(c).

(5)     Including mainly our investments in preferred shares of IRB- Brasil Resseguros S.A - 42.5% and CPM Braxis S.A - 20.2%, as well as other investments.

Dividends, including interest on shareholders' capital, received from the equity investees [Table Text Block]
	Year ended December 31,

	2008	2009	2010
Cielo S.A.	537	459	428
Biu Paricipações S.A	18	2	-
Odontoprev S.A	-	-	22
Others	8	15	8
Total	563	476	458

Note 10 - Premises and Equipment, Net (Table)	12 Months Ended
Dec. 31, 2010
Note 10 - Premises and Equipment, Net
Premises and Equipment, Net [Table Text Block]
	December 31,
	2009	2010
Furniture and equipment	1,959	2,057
Leased equipment	2,265	2,229
Data processing equipment	1,944	1,847
Development and acquisition costs of software	1,314	1,798
Leasehold improvements	1,181	1,401
Buildings	781	795
Land	433	432
Vehicles	31	34
Others	9	4
Less: accumulated depreciation and amortization	(5,087)	(5,171)
Total	4,830	5,426

Note 11 - Goodwill and Other Intangible Assets (Table)	12 Months Ended
Dec. 31, 2010
Note 11 - Goodwill and Other Intangible Assets
The changes in the carrying amount of goodwill as a result of our acquisitions [Table Text Block]

	Segments

Banking

Insurance, pension plans and certificated savings plans

			Total
Balance as of December 31, 2008	1,205	81	1,286
Tax benefit on realization for tax purposes of tax deductible goodwill on acquisitions	(52)	-	(52)
Balance as of December 31, 2009	1,153	81	1,234

Tax benefit on realization for tax purposes of tax deductible goodwill on acquisitions	(51)	-	(51)
Balance as of December 31, 2010	1,102	81	1,183

The net carrying amount of finite-lived intangible assets [Table Text Block]

Segments

Banking

Insurance, pension plans and certificated savings plans

Total

Balance at January 1, 2009	3,138	-	3,138
Acquisition of Ibi	812	-	812
Acquisition of rights for rendering banking services	390	-	390
Impairment	(37)	-	(37)
Amortized during the year	(660)	-	(660)
Balance as of December 31, 2009	3,643	-	3,643
Acquisition of Ibi México	32	-	32
Acquisition of rights for rendering banking services	910	-	910
Impairment	(17)	-	(17)
Amortized during the year	(916)	-	(916)
Balance as of December 31, 2010	3,652	-	3,652

Gross carrying value and accumulated amortization for finite-lived intangible assets [Table Text Block]

	December 31, 2009		December 31, 2010
	Gross carrying value	Accumulated amortization	Gross carrying value	Accumulated amortization
Customer relationship (including core deposits)	6,709	3,873	7,602	4,762
Exclusive access to customers	812	5	844	32
Total Intangible assets	7,521	3,878	8,446	4,794

The estimated amortization expense for the next five years [Table Text Block]
For the year ended December 31,	Amortization expense
2011	926
2012	713
2013	445
2014	398
2015	367

Note 12 - Other Assets (Table)	12 Months Ended
Dec. 31, 2010
Note 12 - Other Assets
Other Assets [Table Text Block]
	December 31,
	2009	2010
Deferred tax assets	9,674	11,670
Credit card operations	10,661	13,121
Restricted escrow deposits for taxation and labor matters	5,676	7,369
Taxes available for offset	2,366	1,741
Insurance premiums receivable	2,305	2,009
Negotiation and intermediation of securities	1,173	866
Advances to FGC (Deposit Garantee Association)	715	533
Deferred policy acquisition costs (1)	462	547
National property system	490	508
Securitization of credit card bill receivables (Note 14 (d))	111	36
Prepaid expenses	279	244
Foreclosed assets, net	457	414
Restricted cash (2)	43	41
Other	4,791	4,254
Total	39,203	43,353

(1) Commissions paid to insurance brokers on trade of insurance products, private pension plans and certificated savings plans. (2) See Note 14(d).

Note 13 - Short-Term Borrowings (Table)	12 Months Ended
Dec. 31, 2010
Note 13 - Short-Term Borrowings
Short-term Borrowings [Table Text Block]
	December 31,
	2009	2010
Import and export financings	4,761	3,673
Commercial paper	3,214	4,062
Other	1	-
Total	7,976	7,735

Note 14 - Long-term Debt (Table)	12 Months Ended
Dec. 31, 2010
Note 14 - Long-term Debt
Local onlendings [Table Text Block]

	December 31,
	2009	2010
Local onlendings	20,908	40,497
Subordinated notes	22,795	26,116
Non-convertible debentures	740	743
Debt issued under securitization of payment orders and credit card bill receivables (Note 14 (d))	4,220	3,850
Euronotes	237	1,662
Mortgage notes	899	1,277
Obligations under capital leases	988	831
Foreign currency loans	30	261

Total	50,817	75,237

Subordinated notes [Table Text Block]

	Original			December 31,
Maturity/date	term (in years)	Currency	Interest %	2009(1)	2010(1)
2011	5	R $	102.5% CDI(1) - 104% CDI(2)	6,979	7,685
2011	10	US $	10.25%	261	249
2012	5	R $	103% CDI(2) or 100% CDI(2) + (0.344% to 0.4914%) or IPCA + (7.102% - 7.632%)	4,153	4,589
2012	10	R $	100% DI-CETIP or 100% CDI(2) + (0.75% - 0.87%) or 101% CDI(2) - 102.5%CDI(2)	4,689	5,164
2013	5	R $	100% CDI(2) + (0.344% - 1.0817%) or IPCA + (7.74% - 8.20%)	701	780
2014	6	R $	112% CDI(2)	1,132	1,256
2015	6	R $	108.0% and 112% CDI(2) or IPCA + (6.92% - 8.55%)	1,362	1,538
2016	6	R $	IPCA + (7.1292%)	-	1
2019	10	R $	IPCA + (7.76%)	-	24
2012	10	Yen	4.05%	236	364
2013	10	US $	8.75%	878	827
2014	10	EUR	8.00%	567	504
2019	10	US $	6.75%	1,313	1,278
2021	11	US $	5.90%	-	1,857
No stated maturity(3)		US $	8.87%	524	-
Total				22,795	26,116

(1)             Includes interest not yet paid of the amount R $ 6,915 and 8,950 at 2009 and 2010, respectively.

(2)             Brazilian benchmark interest rate.

(3)             On June, 2005, perpetual subordinated debt was issued in the amount of US $300. With interest paid on a quarterly basis as from September, 2005.

Non-convertible debentures [Table Text Block]
				December 31,
Maturity/date	Original term years	Currency	Interest %	2009	2010
2011	6	R $	104% - CDI	740	743

Total				740	743

Debts issued by the SPF entities [Table Text Block]

				December 31,
Asset securitized	Maturity/date	Currency	Annual rate - %	2009	2010
Payment orders(1)	2010	US $	6.75	41	-
Payment orders(1)	2012	US $	4.69	77	48
Payment orders(1)	2014	US $	0.50 - 2.22	1,690	1,336
Payment orders(1)	2015	US $	1.12	1,948	854
Payment orders(1)	2017	US $	0.92 - 5.00	132	1,449
Payment orders(1)	2020	US $	5.20	88	85
Credit card bills(2)	2011	US $	5.69	244	78
Total				4,220	3,850

Euronotes [Table Text Block]
		Range of annual	December 31,
Maturity/date	Currency	coupon rates - %	2009	2010
2010	R $	14.80	237	-
2011	US $	3.12 - 4.10	-	17
2012	US $	3.12 - 4.10	-	417
2013	US $	3.12 - 4.10	-	1,228
Total			237	1,662

Long-term debt maturity [Table Text Block]

	December 31,
	2009	2010
From 1 to 90 days	2,197	7,800
From 91 to 180 days	1,897	4,257
From 181 to 360 days	5,206	9,997
From 1 to 3 years	26,841	34,239
From 3 to 5 years	7,639	10,737
Over 5 years	6,513	8,207
No stated maturity(1)	524	-

Total	50,817	75,237

(1) Redeemed in 2010.

Note 15 - Other Liabilities (Table)	12 Months Ended
Dec. 31, 2010
Note 15 - Other Liabilities
Breakdown of other liabilities [Table Text Block]
	December 31,
	2009	2010
Litigation (Note 25 (b))	10,835	13,281
Credit card operations	9,158	10,730
Certificated savings plans	3,024	3,724
Unpaid claims and claim adjustment reserves (Note 15 (b))	3,948	4,322
Payment orders to be settled	2,687	3,185
Interest on shareholders' capital payable	1,688	2,158
Negotiation and intermediation of securities	1,539	1,487
Taxes on income	1,219	1,936
Labor related liabilities	1,488	1,702
Foreign exchange portfolio, net	498	640
Social security program reserve	270	269
Taxes other than on income	320	543
Collection of third-party taxes, social contributions and other	364	377
Deferred tax liabilities	218	2,940
Others	7,516	6,943

Total	44,772	54,237

Changes in unpaid claims and claim adjustment reserves [Table Text Block]
	December 31,
	2008	2009	2010
Balance at the beginning of the year	2,738	3,052	3,948
( - ) Reinsurance recoverables(1)	(530)	(513)	(622)
Net balance at January 1	2,208	2,539	3,326
Incurred related to:
current year	7,162	8,490	9,480
prior years	555	807	824
Total incurred	7,717	9,297	10,304
Payments related to:
current year	5,244	6,488	6,740
prior years	2,142	2,022	3,156
Total payments	7,386	8,510	9,896
Net balance at December 31	2,539	3,326	3,734
( + ) Reinsurance recoverables(1)	513	622	588
Balance at the end of the year	3,052	3,948	4,322

(1) Reinsurance recoverables are recorded as "Insurance premiums receivable" in "Other assets".

Note 16 - Income Tax and Social Contribution (Table)	12 Months Ended
Dec. 31, 2010
Note 16 - Income Tax and Social Contribution
Amounts reported as income tax expense in the consolidated financial statements are reconciled to the statutory rates [Table Text Block]

	Years ended December 31,

2008

2009

2010

Income before income tax and social contribution	6,748	13,669	15,180
Adjusted for: equity in earnings of unconsolidated companies	(597)	(644)	(539)
Adjusted tax basis	6,151	13,025	14,641
Tax expense at statutory rates	(2,460)	(5,210)	(5,856)
Non deductible expenses/(non-taxable income)	(15)	22	(323)
Tax benefit on interest attributed to shareholders' capital paid	783	853	986
Non-deductible exchange gains/(losses) on foreign assets	803	(673)	(520)
Effect of changes in tax laws and rates on deferred tax	1,240	340	131
Others	50	248	154

Income tax expense	401	(4,420)	(5,428)

Major components of the deferred tax accounts in the consolidated balance sheet [Table Text Block]

	December 31,
	2009	2010
Provisions not currently deductible, mainly allowance for loan losses and contingencies	13,767	15,265
Tax loss carryforwards	1,160	768
Other temporary differences	387	106

Total gross deferred tax assets	15,314	16,139

Allowance for non-realization	(46)	-

Total deferred tax assets	15,268	16,139

Temporary non-taxable gains, mainly relating to mark-to-market adjustment on securities, derivative financial instruments	1,520	2,846
Temporary non-taxable gains, mainly relating to leasing	2,996	2,925
Other temporary differences	1,296	1,638

Total deferred tax liabilities	5,812	7,409

Net deferred tax asset, included in other assets (Note 12 and Note 15a)	9,456	8,730

Reconciliation of the beginning and ending liabilities amounts of unrecognized tax benefits [Table Text Block]
	December, 31
	2008	2009	2010
Balance at the beginning of the year	2,977	3,229	1,683
Provision and Indexation charges	289	414	327
Payments	-	(215)	-
Reversal	(37)	(1,745)	(221)
Balance at the end of the year	3,229	1,683	1,789

Note 17 - Shareholders' Equity (Table)	12 Months Ended
Dec. 31, 2010
Note 17 - Shareholders' Equity
Comprehensive Income [Table Text Block]
	Year ended December 31,
	2008	2009	2010

Net income reported in statement of income	7,149	9,249	9,752
Unrealized holding gains (losses) arising during the period:
Unrealized gains (losses) on available for sale securities	(2,718)	3,098	1,835
Less reclassification adjustment for (gains) losses on available for sale securities included in net income	(609)	(449)	(783)
Defined benefit plans	21	(27)	(54)
Foreign currency translation	-	-	(12)
Other comprehensive income before tax	(3,306)	2,622	986
Gains (losses) on income tax related to items of other comprehensive income	1,503	(1,372)	(239)
Other comprehensive income (loss), net of tax	(1,803)	1,250	747
Total Comprehensive income	5,346	10,499	10,499
Comprehensive income attributable to non-controlling interest	(131)	(33)	(90)
Comprehensive income attributable to Parent Company	5,215	10,466	10,409

Accumulated other comprehensive income [Table Text Block]

	Year ended December 31,
	2008	2009	2010
Balance at the beginning of the year	1,888	85	1,335
Current period change:
Unrealized gains (losses) on available for sale securities. net of taxes	(1,810)	1,266	787
Defined benefit plans, net of taxes	7	(16)	(33)
Foreign currency translation, net of taxes	-	-	(7)
Balance at the end of the year	85	1,335	2,082

Note 18 - Fee and Commission Income (Table)	12 Months Ended
Dec. 31, 2010
Note 18 - Fee and Commission Income
Fee and Commission Income [Table Text Block]
	Years ended December 31,
	2008	2009	2010
Fees charged on checking account services	1,794	1,497	1,471
Asset management fees	1,826	1,587	1,796
Collection fees	959	984	1,043
Credit card fees	1,696	1,972	2,607
Fees for receipt of taxes	219	235	263
Financial guarantees	330	559	664
Consortium management	318	351	433
Other(1)	1,855	2,196	2,665
Total	8,997	9,381	10,942

(1) None of the items included in "other" is significant on an individual basis.

Note 19 - Administrative Expenses (Table)	12 Months Ended
Dec. 31, 2010
Note 19 - Administrative Expenses
Administrative Expenses [Table Text Block]
	Years ended December 31,
	2008	2009	2010
Third-party services	2,281	2,769	3,409
Financial system services	831	647	661
Communication	1,052	1,176	1,370
Transport	553	528	629
Rents	453	530	548
Advertising and publicity	610	562	757
Maintenance and repairs	373	381	429
Data processing	440	615	711
Office supplies	200	217	284
Water, electricity and gas	180	196	207
Other	315	590	795

Total	7,288	8,211	9,800

Note 20 - Other Non-Interest Income and Expenses (Table)	12 Months Ended
Dec. 31, 2010
Note 20 - Other Non-Interest Income and Expenses
Other Non-Interest Income and Expenses [Table Text Block]

	Years ended December 31,
	2008	2009	2010
Other non-interest income:
Net gains in foreign exchange transactions	488	54	6
Recovery of expenses	59	68	75
Gain (losses) on sale of foreclosed assets, unconsolidated investments and premises and equipment, net (1)	165	3,238	194
Other (3)	1,443	1,982	1,682
Total non-interest income	2,155	5,342	1,957
Other non-interest expense:
Taxes on services, income and other taxes	1,816	2,552	2,580
Litigation(2)	635	1,267	748
Monetary variation and exchange loss, net	210	353	260
Branch network losses	165	164	186
Credit card bonus	196	274	263
Asset management expenses	34	68	46
Other(3)	3,613	1,969	4,430
Total non-interest expenses	6,669	6,647	8,513

(1)     In 2009, we recorded a gain mainly from the partial sale of our investments in Cielo S.A. in the amount of R $2,410 and R $732 related to the exchange of equity interest on Odontoprev S.A. (Note 1(c)).

(2)     Excludes litigation expenses in relation to labor and tax expenses, registered in personnel expenses and current expenses on taxes , respectively.

(3)     None of the items included in "other" is significant on an individual basis.

Note 21 - Fair Value Disclosures (Table)	12 Months Ended
Dec. 31, 2010
Note 21 - Fair Value Disclosures
Fair Value Measurement [Table Text Block]

December 31, 2009

Assets	Level 1	Level 2	Level 3	Fair Value
Brazilian government securities	14,772	-	-	14,772

Brazilian Central Bank compulsory deposits	14,772	-	-	14,772

Mutual funds	50,677	-	-	50,677
Brazilian government securities	10,784	-	-	10,784
Corporate debt and equity securities	1,859	-	3,123	4,982
Brazilian sovereign bonds	35	-	-	35
Bank debt securities	2,870	-	1,969	4,839
Foreign government securities	82	-	-	82

Trading securities	66,307	-	5,092	71,399

Derivative financial instruments	-	1,336	35	1,371
Derivative financial instruments (liabilities)	-	(512)	(19)	(531)

Derivative financial instruments	-	824	16	840

Brazilian government securities	25,867	13	96	25,976
Corporate debt securities	2,719	-	1,644	4,363
Brazilian sovereign bonds	1,472	-	-	1,472
Bank debt securities	1,131	-	72	1,203
Equity Securities	4,090	-	-	4,090
Foreign government securities	130	-	-	130

Available-for-sale securities	35,409	13	1,812	37,234
Total Assets at Fair Value	116,488	837	6,920	124,245

December 31, 2010

Assets	Level 1	Level 2	Level 3	Fair Value

Mutual funds	57,825	-	-	57,825
Brazilian government securities	17,276	-	-	17,276
Corporate debt and equity securities	750	-	16,048	16,798
Brazilian sovereign bonds	30	-	-	30
Bank debt securities	861	-	1,879	2,740
Foreign government securities	71	-	-	71

Trading securities	76,813	-	17,927	94,740

Derivative financial instruments	-	1,647	-	1,647
Derivative financial instruments (liabilities)	-	(731)	(2)	(733)

Derivative financial instruments	-	916	(2)	914

Brazilian government securities	30,614	13	90	30,717
Corporate debt securities	1,572	-	2,604	4,176
Brazilian sovereign bonds	13	-	-	13
Bank debt securities	33	-	83	116
Equity Securities	4,826	-	-	4,826

Available-for-sale securities	37,058	13	2,777	39,848
Total Assets at Fair Value	113,871	929	20,702	135,502

Reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the year [Table Text Block]

	Trading Securities	Net Derivatives (1)	Available-for-sale securities	Total

Balance, January 1, 2009	9,404	34	1,604	11,042

Included in earnings	727	(30)	209	906
Purchases, issuances and settlements	(4,145)	-	(3)	(4,148)
Transfers in/out Level 3	(894)	12	2	(880)

Balance, December 31, 2009	5,092	16	1,812	6,920

Included in earnings	785	(4)	650	1,431
Purchases, issuances and settlements	12,061	20	315	12,396
Transfers in/out Level 3	(11)	(34)	-	(45)

Balance, December 31, 2010	17,927	(2)	2,777	20,702

(1) Net derivatives at December 31, 2010 included R $(2) (2009 - R $35) of derivative assets and at December 31, 2009,  R $19 of derivative liabilities.

Gains and losses due to changes in fair value, including both realized and unrealized gains and losses, recorded in earnings for Level 3 assets and liabilities during the year [Table Text Block]

	2009
	Trading Securities	Net Derivatives	Available-for-sale securities	Total

Interest income	726	-	277	1,003
Net trading gains / losses	1	(30)	(68)	(97)

Total	727	(30)	209	906

	2010
	Trading Securities	Net Derivatives	Available-for-sale securities	Total

Interest income	812	-	649	1,461
Net trading gains / losses	(27)	(4)	1	(30)

Total	785	(4)	650	1,431

Gains and losses due to changes in fair value, including both realized and unrealized gains and losses, recorded in earnings for Level 3 assets and liabilities that were still held at December 31 [Table Text Block]

	2009
	Trading Securities	Net Derivatives	Total

Net trading gain (losses)	(2)	(30)	(32)

Total	(2)	(30)	(32)

	2010
	Trading Securities	Net Derivatives	Total

Net trading gain (losses)	(27)	(4)	(31)

Total	(27)	(4)	(31)

Note 22 - Fair Value of Financial Instruments (ASC 825 Disclosure) (Table)	12 Months Ended
Dec. 31, 2010
Note 22 - Fair Value of Financial Instruments (ASC 825 Disclosure)
Carrying amounts and estimated fair values for loans [Table Text Block]

	December 31,
	2009		2010
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
Commercial:
Industrial and others	60,089	60,503	75,142	75,231
Import financing	3,779	3,779	4,139	4,139
Export financing	18,086	18,086	21,373	21,373
Construction	4,179	4,179	3,995	3,995
Individuals:
Overdraft	2,621	2,621	3,589	3,589
Real estate	2,481	2,485	5,838	5,840
Financing (1)	36,297	36,373	51,568	51,530
Credit card	3,824	3,824	5,485	5,485
Rural credit	11,383	11,383	13,284	13,284
Foreign currency loans	2,957	2,964	5,020	5,006
Public sector	88	88	84	84

Total loans, net of allowance for loan losses	145,784	146,285	189,517	189,556

(1) Consists primarily of automobile financing and direct consumer financing.

Carrying amounts and estimated fair values for deposits [Table Text Block]

	December 31,
	2009		2010
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
Deposits from customers:
Demand deposits	35,664	35,664	37,334	37,334
Savings accounts	44,162	44,162	53,436	53,436
Time deposits	90,537	90,648	102,158	102,326
Deposits from financial institutions	752	752	275	275

Total deposits	171,115	171,226	193,203	193,371

Carrying amounts and estimated fair values for long-term debt [Table Text Block]

	December 31,
	2009		2010
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
Local onlendings	20,908	20,853	40,497	40,333
Subordinated notes	22,795	23,750	26,116	27,205
Non-convertible debentures	740	740	743	743
Debt issued under securitization of payment orders and credit card bill receivables	4,220	4,220	3,850	3,850
Euronotes	237	229	1,662	1,669
Mortgage notes	899	898	1,277	1,275
Obligations under capital lease	988	988	831	831
Foreign currency loans	30	30	261	261

Total
	50,817	51,708	75,237	76,167

Note 24 - Derivative Financial Instruments and Financial Instruments Related to Credit (Table)	12 Months Ended
Dec. 31, 2010
Note 24 - Derivative Financial Instruments and Financial Instruments Related to Credit
Financial derivative instruments contracts [Table Text Block]

	Notional amounts		Fair value
	December 31,		December 31,
	2009	2010	2009	2010
Interest rate futures contracts:
Purchases	29,278	9,355	1	4
Sales	69,914	164,936	(1)	3
Foreign currency futures contracts:
Purchases	3,507	2,828	-	-
Sales	16,089	17,847	-	-
Futures contracts - others:
Purchases	129	-	-	-
Sales	101	-	-	-

Interest rate option contracts:
Purchases	9,825	85,098	3	35
Sales	19,665	85,889	(2)	(42)
Foreign currency option contracts:
Purchases	2,043	109	62	1
Sales	2,259	233	(21)	(2)
Option contracts - others:
Purchases	777	675	41	24
Sales	2,499	659	(91)	(60)

Interest rate foreign currency:
Purchases	-	20	-	21
Sales	-	20	-	(21)
Foreign currency forward contracts:
Purchases	2,805	5,092	217	193
Sales	4,713	6,047	(128)	(273)
Forward contracts - others:
Purchases	19	33	-	18
Sales	-	98	-	(84)

Swap contracts:
Asset Position:
Interest rate swaps	9,536	5,941	1,006	62
Currency swaps	5,858	11,103	40	1,293
Liability Position:
Interest rate swaps	5,892	8,933	(171)	(108)
Currency swaps	8,744	7,002	(119)	(139)

Protection sold - credit derivatives ratings / maturity profile [Table Text Block]

	December 31, 2009
	< 1 year	1-5 year	> 5 year	Maximum Payout/ Notional	Fair value
Risk rating of reference entity
 Investment grade (AAA to BBB-) (1)	7,096	536	183	7,815	13
 Noninvestment grade (BB+ and below) (1)	-	9	-	9	1

Total	7,096	545	183	7,824	14

	December 31, 2010
	< 1 year	1-5 year	> 5 year	Maximum Payout/ Notional	Fair value
Risk rating of reference entity
 Investment grade (AAA to BBB-) (1)	83	513	-	596	2
 Noninvestment grade (BB+ and below) (1)	-	8	-	8	1

Total	83	521	-	604	3

(1) Rating scale is based upon the ratings granted to the reference entities by Standard & Poors.

Summary of off-balance sheet credit instruments [Table Text Block]
	Contractual amounts
	December 31,
	2009	2010
Commitments to extend credit including credit cards	78,589	105,216
Financial guarantees	34,668	40,766
Other letters of credit	1,385	1,465

Summary of the carrying values for the financial guarantees and other letters of credit [Table Text Block]
	December 31,
	2009		2010
	Maximum payout/ Notional	Carrying value	Maximum payout/ Notional	Carrying value
Financial guarantees	34,668	61	40,766	76
Other letters of credit	1,385	8	1,465	3

Note 25 - Commitments and Contingencies (Table)	12 Months Ended
Dec. 31, 2010
Note 25 - Commitments and Contingencies
Changes in the provision during the periods [Table Text Block]
	Year ended December 31,
Tax litigation	2008 (1)	2009 (1)	2010 (1)
At beginning of year	6,272	6,911	6,919
Business combinations	-	287	-
Indexation charges	438	630	524
Provisions net of reversal	342	(694)	1,627
Payments	(141)	(215)	(15)
At end of the year	6,911	6,919	9,055

(1)   Includes the total amounts of R $1,683 and R $1,789 related to liabilities of unrecognized tax benefits recognized at December 31, 2009 and 2010, respectively. See Note 16.

	Year ended December 31,
Labor litigation	2008	2009	2010
At beginning of year	1,474	1,537	1,579
Business combinations	3	62	-
Provisions net of reversal	492	486	619
Payments	(432)	(506)	(621)
At end of the year	1,537	1,579	1,577

	Year ended December 31,
Civil litigation	2008	2009	2010
At beginning of year	1,345	1,520	2,337
Business combinations	-	170	-
Provisions net of reversal	575	1,271	763
Payments	(400)	(624)	(451)
At end of the year	1,520	2,337	2,649
Total provision	9,968	10,835	13,281

Note 26 - Regulatory Matters (Table)	12 Months Ended
Dec. 31, 2010
Note 26 - Regulatory Matters
Required capital ratios (in percentages) based on the Brazilian GAAP financial statements [Table Text Block]

	December 31,
	2008	2009	2010
In accordance with the Basel Accord applicable to Brazil
Tier I Capital	12.94%	14.83%	13.10%
Tier II Capital	3.15	3.00	1.64

Total Capital	16.09%	17.83%	14.74%

Minimum required by Brazilian Central Bank	11.00%	11.00%	11.00%

Note 27 - Segment Information (Table)	12 Months Ended
Dec. 31, 2010
Note 27 - Segment Information
Segment Information [Table Text Block]

	Year ended December 31, 2008
	Banking	Insurance, pension plan and certificated savings plans	Other operations, adjustments, reclassifications and eliminations	U.S. GAAP consolidated

Interest income	48,067	6,295	(559)	53,803
Interest expense	(28,882)	-	450	(28,432)
Net interest income	19,185	6,295	(109)	25,371
Provision for loan losses	(6,651)	-	-	(6,651)
Insurance premiums	-	18,839	(7,876)	10,963
Pension plan income	-	2,426	(1,716)	710
Certificated saving plans	-	1,700	(1,700)	-
Equity in earnings (losses) of unconsolidated companies	565	162	(130)	597
Other income	9,968	1,276	146	11,390
Salaries and benefits	(6,147)	(570)	(163)	(6,880)
Administrative expenses	(6,964)	(682)	358	(7,288)
Insurance claims	-	(8,857)	1,466	(7,391)
Changes in provisions related to insurance, pension plan, certificated savings plans and pension investment contracts	-	(14,540)	10,315	(4,225)
Pension plan operating expenses	-	(1)	(481)	(482)
Insurance and pension plan selling expenses	-	(1,170)	156	(1,014)
Other expense	(6,244)	(694)	(1,414)	(8,352)

Income before income taxes	3,712	4,184	(1,148)	6,748

Identifiable assets	384,463	68,904	(18,077)	435,290

	Year ended December 31, 2009
	Banking	Insurance, pension plan and certificated savings plans	Other operations, adjustments, reclassifications and eliminations	U.S. GAAP consolidated

Interest income	47,136	7,569	(554)	54,151
Interest expense	(21,496)	-	478	(21,018)
Net interest income	25,640	7,569	(76)	33,133
Provision for loan losses	(11,249)	-	427	(10,822)
Insurance premiums	-	22,056	(9,535)	12,521
Pension plan income	-	2,201	(1,594)	607
Certificated saving plans	-	1,991	(1,991)	-
Equity in earnings (losses) of unconsolidated companies	516	214	(86)	644
Other income	14,972	1,843	1,147	17,962
Salaries and benefits	(6,647)	(532)	(225)	(7,404)
Administrative expenses	(7,719)	(768)	276	(8,211)
Insurance claims	-	(10,076)	1,747	(8,329)
Changes in provisions related to insurance, pension plan, certificated savings plans and pension investment contracts	-	(17,911)	11,903	(6,008)
Pension plan operating expenses	-	(4)	(406)	(410)
Insurance and pension plan selling expenses	-	(1,252)	(402)	(1,654)
Other expense	(7,962)	(1,091)	693	(8,360)

Income before income taxes	7,551	4,240	1,878	13,669

Identifiable assets	420,011	88,818	(12,014)	496,815

	Year ended December 31, 2010
	Banking	Insurance, pension plan and certificated savings plans	Other operations, adjustments, reclassifications and eliminations	U.S. GAAP consolidated

Interest income	55,221	8,605	(689)	63,137
Interest expense	(26,181)	-	536	(25,645)
Net interest income	29,040	8,605	(153)	37,492
Provision for loan losses	(6,369)	-	600	(5,769)
Insurance premiums	-	25,160	(11,092)	14,068
Pension plan income	-	2,556	(1,864)	692
Certificated saving plans	-	2,484	(2,484)	-
Equity in earnings (losses) of unconsolidated companies	324	185	30	539
Other income	12,564	1,856	451	14,871
Salaries and benefits	(7,958)	(729)	(37)	(8,724)
Administrative expenses	(9,143)	(964)	307	(9,800)
Insurance claims	-	(11,493)	2,186	(9,307)
Changes in provisions related to insurance, pension plan, certificated savings plans and pension investment contracts	-	(20,447)	14,238	(6,209)
Pension plan operating expenses	-	(10)	(446)	(456)
Insurance and pension plan selling expenses	-	(1,530)	9	(1,521)
Other expense	(9,093)	(986)	(617)	(10,696)

Income before income taxes	9,365	4,687	1,128	15,180

Identifiable assets	533,764	99,871	(12,023)	621,612

Note 28 - Pension Plans (Table)	12 Months Ended
Dec. 31, 2010
Note 28 - Pension Plans
Changes in the benefit obligation and plan assets and the amounts recognized in the consolidated financial statements [Table Text Block]
		Alvorada, BEM and BEC plans
		Year ended
		2008	2009	2010
(i)	Projected benefit obligation:
	At beginning of year	729	690	797
	Service cost	5	3	1
	Benefits paid	(58)	(60)	(74)
	Interest cost	72	78	86
	Actuarial loss (gain)	(58)	86	89

	At end of year	690	797	899

(ii)	Plan assets at market value:
	At beginning of year	807	798	902
	Contributions received:
	Employer	6	5	6
	Employees	2	2	4
	Current return on plan assets	41	157	135
	Benefits paid	(58)	(60)	(74)

	At end of year	798	902	973

(iii)	Funded status:
	Excess of plan assets over projected benefit obligation acquired	(108)	(105)	(74)
	Amounts recognized in the balance sheet, net	(108)	(105)	(74)

Net pension (benefit) cost [Table Text Block]
	Alvorada, BEM and BEC plans
	Year ended
	2008	2009	2010
Projected benefit obligation:
Service cost	4	4	-
Interest cost	79	87	94
Amortization of prior service cost	(6)	(2)	1
Expected return on assets	(92)	(99)	(102)
Expected participant contribution	(1)	(2)	-

Net periodic pension cost (benefit)	(16)	(12)	(7)

The amounts recognized in our balance sheets [Table Text Block]
	December 31,
	2009	2010
Assets
Prepaid pension cost	141	139
Liabilities
Accrued pension liability	36	65
Net asset recognized, end of year	105	74

Assumptions used to determine our benefit obligation and net periodic benefit cost [Table Text Block]

	Alvorada plan		BEM plan		BEC plan
	2009	2010	2009	2010	2009	2010
Assumed discount rate	11.3%	10.8%	11.3%	10.8%	11.3%	10.8%
Expected long-term rate of return on assets	11.3	10.8	11.3	10.8	11.3	10.8
Rate of increase in compensation levels	7.6%	7.6%	7.6%	7.6%	7.6%	7.6%

(1) Including a 4.5% p.a. inflation rate and an actual discount rate of 6.0% p.a.

Pension plan weighted-average asset allocations in, by asset category [Table Text Block]
	Alvorada plan assets		BEM plan assets		BEC plan assets
	2009	2010	2009	2010	2009	2010
Asset categories
Equity securities	0.2%	0.3%	8.5%	8.2%	-	-
Debt securities	85.3	85.8	87.7	88.0	2.5%	-
Mutual funds	8.5	8.0	-	-	89.2	93.8%
Buildings	4.3	4.2	-	-	4.6	2.8
Other	1.7	1.7	3.8	3.8	3.7	3.4
Total	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

The assets of pension plans classified by level of measurement [Table Text Block]

Assets plans of Alvorada, BEM and BEC	Classification by level of measurement
	Level 1	Level 3	Total
Mutual funds	290	-	290
Brazilian government securities	282	-	282
Bank debt securities	297	-	297
Buildings	-	36	36
Receivables (1)	-	24	24
Corporate debt and equity securities	31	-	31
Equity securities	13	-	13

Total	913	60	973

(1)             Refers to receivables from plan participants and other receivables.

Movement of pension plans assets classified at Level 3 [Table Text Block]

	Balance on January 1, 2010	Updates (1)	Additions/ Write-offs	Balance on December 31, 2010
Buildings	34	2	-	36
Receivables	23	-	1	24

Total	57	2	1	60

(1) It basically refers to revaluations of real estate and interest allocation.

The benefit payments, which reflect expected future services projected [Table Text Block]
For the year ended December 31,	Pension plan benefits
2011	65
2012	68
2013	71
2014	74
2015	78
2016 - 2019	449
Total	805

Note 29 - Related Party Transactions (Table)	12 Months Ended
Dec. 31, 2010
Note 29 - Related Party Transactions
Related Party Transactions [Table Text Block]

	December 31,
	2008	2009	2010
(b) Assets
Other assets	5	4	7
Visa Vale - Cia. Brasileira de Soluções e Serviços - Associates	4	4	7
CPM Braxis S.A. - Associates	1	-	-
Liabilities
Time deposits	(184)	(190)	(177)
Cidade de Deus Companhia Comercial de Participações - Parent company	(46)	(17)	(30)
Visa Vale - Cia. Brasileira de Soluções e Serviços - Associates	(8)	(40)	-
Key Management Personnel	(92)	(129)	(146)
Others associates	(21)	(2)	-
Demand deposits	(17)	(2)	(1)
Others associates	(17)	(2)	(1)
Debentures	(979)	(501)	(586)
Visa Vale - Cia. Brasileira de Soluções e Serviços - Associates	-	-	(46)
Cielo S.A. - Associates	(234)	(15)	-
Key Management Personnel	(731)	(486)	(539)
Others associates	(14)	-	(1)
Subordinated notes	(106)	(134)	(262)
Cidade de Deus Companhia Comercial de Participações - Parent company	(20)	(62)	(183)
Fundação Bradesco - Parent company	(86)	(72)	(79)
Interest on shareholders' capital and dividends	(687)	(546)	(712)
Cidade de Deus Companhia Comercial de Participações - Parent company	(369)	(396)	(516)
Fundação Bradesco - Parent company	(318)	(150)	(196)
Other liabilities	(1)	(62)	(12)
Cielo S.A. - Associates	-	(55)	(12)
CPM Braxis S.A. - Associates	(1)	(7)	-
Income and expenses
Interest on long-term debt	(135)	(109)	(89)
Cidade de Deus Companhia Comercial de Participações - Parent company	(13)	(6)	(10)
Fundação Bradesco - Parent company	(31)	(25)	(7)
Key Management Personnel	(73)	(69)	(64)
Others associates	(18)	(9)	(8)
Other income	12	16	14
Visa Vale - Cia. Brasileira de Soluções e Serviços - Associates	12	16	14
Other expenses	(105)	(173)	(204)
Fidelity Processadora e Serviços S.A. - Associates	(82)	(148)	(182)
CPM Braxis S.A. - Associates	(20)	(19)	(21)
Others associates	(3)	(6)	(1)

Note 01 - Main Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Alvorada Cartões, Crédito, Financiamento e Investimento S.A. (Credit Finance Company) [Member]
Interest of the capital- %	100.00%	100.00%
Banco Alvorada S.A. (Banking) [Member]
Interest of the capital- %	99.95%	99.94%
Banco Bradesco Financiamentos S.A. (Banking) [Member]
Interest of the capital- %	100.00%	100.00%
Banco Bankpar S.A. (Banking) [Member]
Interest of the capital- %	100.00%	100.00%
Banco Boavista Interatlântico S.A. (Banking) [Member]
Interest of the capital- %	100.00%	100.00%
Banco Bradesco Argentina S.A. (Banking) [Member]
Interest of the capital- %	99.99%	99.99%
Banco Bradesco BBI S.A (Investment bank) [Member]
Interest of the capital- %	98.35%	98.35%
Banco Bradesco Cartões S.A (Cards) [Member]
Interest of the capital- %	100.00%	100.00%
Bradesco Administradora de Consórcios Ltda. (Consortium) [Member]
Interest of the capital- %	100.00%	100.00%
Bradseg Participações Ltda. (Holding) [Member]
Interest of the capital- %	100.00%	100.00%
Bradesco Auto/RE Cia. de Seguros (Insurance) [Member]
Interest of the capital- %	100.00%	100.00%
Bradesco Capitalização S.A. (Certificated Savings plans) [Member]
Interest of the capital- %	100.00%	100.00%
Bradesco Leasing S.A. Arrendamento Mercantil (Leasing) [Member]
Interest of the capital- %	100.00%	100.00%
Bradesco S.A. Corretora de Tótulos e Valores Mobiliários (Brokerage) [Member]
Interest of the capital- %	100.00%	100.00%
Bradesco Saúde S.A (Insurance) [Member]
Interest of the capital- %	100.00%	100.00%
Bradesco Seguros S.A. (Insurance) [Member]
Interest of the capital- %	100.00%	100.00%
Bradesco Vida e Previdência S.A. (Life Insurance and Pension Plans) [Member]
Interest of the capital- %	100.00%	100.00%
Bradesplan Participações Ltda (Holding) [Member]
Interest of the capital- %	100.00%	100.00%
BRAM - Bradesco Asset Management S.A. DTVM (Asset management) [Member]
Interest of the capital- %	100.00%	100.00%
Tempo Serviços Ltda (Services) [Member]
Interest of the capital- %	100.00%	100.00%
União de Participações Ltda. (Holding) [Member]
Interest of the capital- %	100.00%	100.00%
Ágora Corretora de Tótulos e Valores Mobiliários (Brokerage) [Member]
Interest of the capital- %	100.00%	100.00%
Banco Ibi S.A (Banking) [Member]
Interest of the capital- %	100.00%	100.00%

Note 01 - Recent Aquisitions (Detail) (BRL) In Millions	Dec. 31, 2008	Dec. 31, 2008 Ágora [Member]	Dec. 31, 2008 Mediservice [Member]	Dec. 31, 2009 Ibi [Member]	Dec. 31, 2010 Ibi México [Member]
Condensed balance sheets for the recent acquisitions [Line Items]
Cash and cash equivalents	234	232	2	108	74
Loans	87	87	0	2,755	147
Securities	152	146	6	222
Goodwill acquired	511	430	81
Intangible assets - client portfolio	143	143	0	812	32
Other assets	512	472	40	1,177	69
Deposits	(44)	(44)	0	(1,046)
Borrowings				(89)
Other liabilities	(602)	(558)	(44)	(2,473)	(21)
Total consideration and fair value of net assets acquired	993	908	85	1,466	301

Note 01 - Total Consideration for Aquisitions (Detail) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
The total consideration given for acquisitions
Payment in currency	301	73	85
Issuance of shares, at fair value	0	1,393	908
Total cost of acquisitions	301	1,466	993

Note 01 - Basis of Presentation, Additional Information (Detail) (BRL) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended			1 Months Ended			12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jan. 31, 2008 Mediservice-Administradora de Planos de Saúde Ltda. [Member]	Mar. 31, 2008 Ágora CTVM S.A. [Member]	Dec. 31, 2008 Ágora CTVM S.A. [Member]	Jun. 30, 2009 Ibi S.A. [Member]	Oct. 31, 2009 Odontoprev S.A. [Member]	Jun. 30, 2010 Ibi Services S. de R.L. México	Dec. 31, 2010 Ibi Services S. de R.L. México
Basis of Presentation, Additional Information [Line Items]
Amout paid in acquisition				85	908		1,466		301	301
Voting interest acquired				100.00%				43.50%
Shares representing of capital stock of BBI					7.80%	6.10%
Goodwill acquired			511
Percentage of capital stock of subsidiary used in acquisition								56.50%
Part of capital stock paid in cash							73
Part of capital paid in shares							1,393
Part of capital paid by issuance of common shares							22,831,389
Part of capital paid by issuance of preferred shares							22,831,386
Gain before taxes								732
Amount of difference between carrying book value and fair value								1,045
Appropriated Reserves Available For Distribution Net Of Treasury Shares	16,717	12,579
Finite-lived intangible assets acquired, amount	32	812	143

Note 02 - Cash and cash equivalents (Detail) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Cash and cash equivalents [Abstract]
Cash and due from banks	15,775	6,992
Interest-earning deposits in other banks	1,265	4,289
Federal funds sold and securities purchased under agreements to resell	19,454	72,701
Total	36,494	83,982	57,562	40,096

Note 02 - Significant Accounting Policies, Additional Information (Detail) (BRL) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 1998	Dec. 31, 2008
Constant currency remeasurement [Abstract]
Percentage of cumulative rate of inflation over preceding three year period			below 100%
Presentation of interest earning assets and interest bearing liabilities
The total financial charges accrued on the outstanding principal of assets	10,331	10,990
Total financial charges accrued on outstanding principal of liabilities	12,210	9,347
Financial assets transferred as collateral in repurchase agreements
Trading assets transferred as collateral in repurchase agreements, at fair value	28,303	4,218
Available-for-sale securities, at fair value	34,133	3,183
Held-to-maturity securities, at amortized cost	809
Debt securities received in our resale agreements that were not repleged or sold
Securities receveid as collateral	52,031	74,745
Securities received in resale agreements (not repledged or sold)	15,637	33,327
Allowance for loan losses and non-performing loans [Abstract]
Minimum turnover of loan portfolio corporate segment	15
Employee benefits
Employer contributions to INSS	1,196	978		910
Equity Investees and Other Investments [Abstract]
Voting interest range accounted for using the equity method of accounting	Between 20% and 50%
Maximum interest in companies that are recorded at cost	20.00%
Depreciation is computed on the straight-line method at the following annual rates:
Premises	4.00%
Data processing equipment, minimum rate	20.00%
Data processing equipment, maximum rate	50.00%
Other assets, minimum rate	10.00%
Other assets, maximum rate	20.00%
Preferred shareholders are entitled to higer dividends per share, by the rate of	10.00%
Liability for unpaid claims and claim adjustment expenses [Abstract]
Reinsurance receivables	588	622

Note 03 - Brazilian Central Bank Compulsory Deposits (Detail) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Brazilian Central Bank Compulsory Deposits [Abstract]
Non-interest earning	10,984	8,962
Interest-earning	43,459	14,772
Interest-earning	10,755	8,962
Total	65,198	32,696

Note 03 - Brazilian Government Securities Related to the Compulsory Deposits (Detail) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Trading securities [Member]
The Brazilian government securities related to the compulsory deposits and accounted for under ASC 320 [Line Items]
Amortized cost	0	7,998
Gross unrealized gains	0	63
Gross unrealized losses	0	(7)
Fair value	0	8,054
Average balance	0	15,894
Available for sale securities [Member]
The Brazilian government securities related to the compulsory deposits and accounted for under ASC 320 [Line Items]
Amortized cost	0	6,795
Gross unrealized gains	0	1
Gross unrealized losses	0	(78)
Fair value	0	6,718

Note 03 - Amortized Cost and Fair Value of Securities by Maturity (Detail) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Amortized Cost [Member]
The amortized cost and the fair value of the securities, by maturity [Line Items]
Due in one year or less	0	1,934
Due after one year through five years	0	12,859
Total	0	14,793
Fair Value of Securities [Member]
The amortized cost and the fair value of the securities, by maturity [Line Items]
Due in one year or less	0	1,935
Due after one year through five years	0	12,837
Total	0	14,772

Note 04 - Trading Assets (Detail) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Trading assets [Line Items]
Fair value	96,387	72,770
Mutual funds [Member]
Trading assets [Line Items]
Fair value	57,825	50,677
Average balance	52,782	46,162
Brazilian government securities [Member]
Trading assets [Line Items]
Fair value	17,276	10,784
Average balance	14,154	13,368
Corporate debt and equity securities [Member]
Trading assets [Line Items]
Fair value	16,798	4,982
Average balance	10,684	6,390
Brazilian sovereign bonds [Member]
Trading assets [Line Items]
Fair value	30	35
Average balance	32	38
Bank debt securities [Member]
Trading assets [Line Items]
Fair value	2,740	4,839
Average balance	4,883	3,942
Foreign government securities [Member]
Trading assets [Line Items]
Fair value	71	82
Average balance	663	1,245
Total trading securities [Member]
Trading assets [Line Items]
Fair value	94,740	71,399
Average balance	83,198	71,145
Derivative financial instruments [Member]
Trading assets [Line Items]
Fair value	1,647	1,371
Average balance	1,847	2,199
Total trading assets [Member]
Trading assets [Line Items]
Fair value	96,387	72,770
Average balance	85,045	73,344

Note 04 - Trading Assets, Additional Information (Detail) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Trading Assets, Additional Information
Net unrealized gains (losses) included in trading assets	56	154
The net change in the unrealized gains (losses) on trading securities included in non-interest income	(98)	(852)	1,071
Securities pledged as collateral, that are not permitted by contract to be sold or repledged by counterparts	2,349	4,182

Note 05 - Available for Sale Securities (Detail) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Available for Sale Securities [Line Items]
Amortized cost	36,246	34,543
Gross unrealized gains	4,661	3,294
Gross unrealized losses	(1,059)	(603)
Fair value	39,848	37,234
Brazilian government securities [Member]
Available for Sale Securities [Line Items]
Amortized cost	27,246	23,865
Gross unrealized gains	3,489	2,222
Gross unrealized losses	(18)	(111)
Fair value	30,717	25,976
Brazilian sovereign bonds [Member]
Available for Sale Securities [Line Items]
Amortized cost	74	1,535
Gross unrealized gains	63	68
Gross unrealized losses	(124)	(131)
Fair value	13	1,472
Corporate debt securities [Member]
Available for Sale Securities [Line Items]
Amortized cost	4,288	4,513
Gross unrealized gains	103	50
Gross unrealized losses	(215)	(200)
Fair value	4,176	4,363
Bank debt securities [Member]
Available for Sale Securities [Line Items]
Amortized cost	126	1,178
Gross unrealized gains	24	37
Gross unrealized losses	(34)	(12)
Fair value	116	1,203
Foreign government securities [Member]
Available for Sale Securities [Line Items]
Amortized cost		148
Gross unrealized gains		0
Gross unrealized losses		(18)
Fair value		130
Marketable equity securities [Member]
Available for Sale Securities [Line Items]
Amortized cost	4,512	3,304
Gross unrealized gains	982	917
Gross unrealized losses	(668)	(131)
Fair value	4,826	4,090

Note 05 - Available for Sale Securities, Fair Value Reconciliation (Detail) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Available for Sale Securities [Line Items]
Gross unrealized losses	(1,059)	(603)
Brazilian government securities [Member] | Available for sale securities twelve months or longer [Member]
Available for Sale Securities [Line Items]
Fair value	0	134
Gross unrealized losses	0	2
Brazilian government securities [Member] | Available for sale securities less than twelve months [Member]
Available for Sale Securities [Line Items]
Fair value	2,152	1,034
Gross unrealized losses	18	109
Brazilian sovereign bonds [Member] | Available for sale securities twelve months or longer [Member]
Available for Sale Securities [Line Items]
Fair value	212	1,042
Gross unrealized losses	57	127
Brazilian sovereign bonds [Member] | Available for sale securities less than twelve months [Member]
Available for Sale Securities [Line Items]
Fair value	200	103
Gross unrealized losses	67	4
Corporate debt securities [Member] | Available for sale securities twelve months or longer [Member]
Available for Sale Securities [Line Items]
Fair value	656	477
Gross unrealized losses	138	89
Corporate debt securities [Member] | Available for sale securities less than twelve months [Member]
Available for Sale Securities [Line Items]
Fair value	398	2,137
Gross unrealized losses	77	111
Bank debt securities [Member] | Available for sale securities twelve months or longer [Member]
Available for Sale Securities [Line Items]
Fair value	0	0
Gross unrealized losses	0	0
Bank debt securities [Member] | Available for sale securities less than twelve months [Member]
Available for Sale Securities [Line Items]
Fair value	206	64
Gross unrealized losses	34	12
Marketable equity securities [Member] | Available for sale securities twelve months or longer [Member]
Available for Sale Securities [Line Items]
Fair value	2,002	1,475
Gross unrealized losses	360	131
Marketable equity securities [Member] | Available for sale securities less than twelve months [Member]
Available for Sale Securities [Line Items]
Fair value	1,125	0
Gross unrealized losses	308	0
Foreign government securities [Member] | Available for sale securities twelve months or longer [Member]
Available for Sale Securities [Line Items]
Fair value		0
Gross unrealized losses		0
Foreign government securities [Member] | Available for sale securities less than twelve months [Member]
Available for Sale Securities [Line Items]
Fair value		113
Gross unrealized losses		18
Available for sale securities twelve months or longer [Member]
Available for Sale Securities [Line Items]
Fair value	2,870	3,128
Gross unrealized losses	555	349
Available for sale securities less than twelve months [Member]
Available for Sale Securities [Line Items]
Fair value	4,081	3,451
Gross unrealized losses	504	254

Note 05 - Realized Gains and Losses on Available for Sale Securities (Detail) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Realized gains and losses on available for sale securities
Gross gains	972	916	1,120
Gross losses	(154)	(462)	(422)
Other-than-temporary impairment	(35)	(290)	(89)
Net Gains	783	164	609

Note 05 - Amortized Cost and Fair Value of Available for Sale Securities by Maturity (Detail) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Available For Sale Securities, Amortized cost [Abstract]
Due in one year or less	2,208	863
Due after one year through five years	2,845	5,665
Due after five years through ten years	7,908	7,519
Due after ten years	18,773	17,192
No stated maturity (marketable equity securities)	4,512	3,304
Total	36,246	34,543
Available for sale securities, Fair value, by maturity [Abstract]
Due in one year or less	2,215	932
Due after one year through five years	2,830	5,651
Due after five years through ten years	8,231	7,822
Due after ten years	21,746	18,739
No stated maturity (marketable equity securities)	4,826	4,090
Total	39,848	37,234

Note 05 - Available for Sale Securities, Additional Information (Detail) (BRL) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Marketable Securities
Other than temporary losses	35	290	89
Available For Sale Securities [Abstract]
Amortized cost	6,951	6,579
Available for sale securities, Gross unrealized losses	1,059	603
Gross unrealized losses that have existed for less than one year	504	254
Gross unrealized losses that have existed for twelve months or longer	555	349
Gross unrealized losses that have existed for one year or longer related to Brazilian sovereign bonds, amount	57	127
Gross unrealized losses that have existed for one year or longer related to Brazilian sovereign bonds, percentage	10.30%	36.00%
Available for sale equity securities primarily due to the overall decline in the market during 2008, percentage		38.00%
Available for sale equity securities primarily due to the overall decline in the market during 2008, amount		131
Number of Available for sale equity securities primarily due to the overall decline in the market during 2008 existing for more than 12 months		5
Gross unrealized losses that have existed for one year or longer related to corporate debt securities	138
Gross unrealized losses that have existed for one year or longer related to corporate debt securities, percentage	24.80%
Gross unrealized losses that have existed for one year or longer related to available for sale securities	360
Gross unrealized losses that have existed for one year or longer related to available for sale securities, percentage	64.80%
Gross unrealized losses that have existed for less than one year related to available for sale securities	308
Gross unrealized losses that have existed for less than one year related to available for sale securities, percentage	61.10%
Maximum percentage of shareholders' equity fair value	10.00%
Available for sale securities pledged as collateral, that are not permitted by contract to be sold or repledged by contraparts	306	1,110
Available for sale securities presented as "Federal funds sold and securities purchased under agreements to resell", amount	34,092	3,221
Available for sale securities presented as "Federal funds sold and securities purchased under agreements to resell", market value	34,133	3,183

Note 06 - Held to Maturity Securities, amortized cost and fair value (Detail) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Held to Maturity Securities [Line Items]
Amortized cost	3,394	3,883
Brazilian government securities [Member]
Held to Maturity Securities [Line Items]
Amortized cost	3,283	2,951
Gross Unrealized Gains	1,541	1,227
Gross Unrealized Losses	0	0
Fair value	4,824	4,178
Brazilian sovereign bonds [Member]
Held to Maturity Securities [Line Items]
Amortized cost	5	856
Gross Unrealized Gains	0	110
Gross Unrealized Losses	0	0
Fair value	5	966
Foreign government securities [Member]
Held to Maturity Securities [Line Items]
Amortized cost	106	76
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair value	106	76
Debt securities, Total [Member]
Held to Maturity Securities [Line Items]
Amortized cost	3,394	3,883
Gross Unrealized Gains	1,541	1,337
Gross Unrealized Losses	0	0
Fair value	4,935	5,220

Note 06 - Held to Maturity Securities, Amortized Cost And Market Value Of Held To Maturity Securities By Maturity (Detail) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Held to maturitiy securities, Amortized cost [Abstract]
Due in one year or less	106	90
Due after one year through five years	316	905
Due after five years through ten years	0	242
Due after ten years	2,972	2,646
Total	3,394	3,883
Held to maturitiy securities, Fair value [Abstract]
Due in one year or less	106	90
Due after one year through five years	322	1,005
Due after five years through ten years	0	255
Due after ten years	4,507	3,870
Total	4,935	5,220

Note 06 - Securities by Denomination (Detail) (BRL) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Held to Maturity Securities [Line Items]
Amortized cost	3,394	3,883
Percentage	100.00%	100.00%
Brazilian currency (reais) [Member]
Held to Maturity Securities [Line Items]
Amortized cost	3,283	2,951
Percentage	97.00%	76.00%
Indexed to and denominated in foreign currency [Member]
Held to Maturity Securities [Line Items]
Amortized cost	111	932
Percentage	3.00%	24.00%

Note 06 - Held to Maturity Securities, Additional Information (Detail) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Held to Maturity Securities
Securities pledged as collateral in our portfolio of held to maturity securities		14
Held to maturity securities recorded as "Federal funds sold and securities purchased under agreements to resell", amount	809
Held to maturity securities recorded as "Federal funds sold and securities purchased under agreements to resell", market value	867

Note 07 - Loans (Detail) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Commercial:
Industrial and others	78,905	62,886
Import financing	4,163	3,824
Export financing	21,543	18,137
Leasing	15,277	19,787
Construction	4,179	4,201
Individuals:
Overdraft	3,367	2,604
Real estate	5,900	2,640
Financing	52,247	36,604
Credit card	5,000	3,452
Rural credit	13,516	11,661
Foreign currency loans	5,020	2,958
Public sector	84	88
Non-performing loans	10,082	11,092
Total loans	219,283	179,934

Note 07 - Loans and Leases, Aginig Analysis (Detail) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Commercial:
Industrial and others	78,905	62,886
Import financing	4,163	3,824
Export financing	21,543	18,137
Leasing	15,277	19,787
Construction	4,179	4,201
Individuals:
Overdraft	3,367	2,604
Real estate	5,900	2,640
Financing	52,247	36,604
Credit card	5,000	3,452
Rural credit	13,516	11,661
Foreign currency loans	5,020	2,958
Public sector	84	88
Total loans	219,283	179,934
30 to 59 days Past Due [Member]
Commercial:
Industrial and others	523	560
Import financing	0	0
Export financing	0	0
Leasing	37	35
Construction	1	1
Individuals:
Overdraft	584	172
Real estate	13	11
Financing	254	242
Credit card	0	121
Rural credit	43	50
Foreign currency loans	0	25
Public sector	0	0
Total loans	1,455	1,217
60 to 89 days Past Due [Member]
Commercial:
Industrial and others	536	510
Import financing	0	0
Export financing	3	10
Leasing	168	296
Construction	1	6
Individuals:
Overdraft	57	56
Real estate	36	34
Financing	587	639
Credit card	336	201
Rural credit	18	18
Foreign currency loans	0	0
Public sector	0	0
Total loans	1,742	1,770
Greater than 90 days [Member]
Commercial:
Industrial and others	2,241	2,494
Import financing	0	10
Export financing	137	314
Leasing	917	1,384
Construction	52	19
Individuals:
Overdraft	369	340
Real estate	51	58
Financing	2,628	2,951
Credit card	1,675	1,462
Rural credit	270	290
Foreign currency loans	0	0
Public sector	0	0
Total loans	8,340	9,322
Total Past Due [Member]
Commercial:
Industrial and others	3,300	3,564
Import financing	0	10
Export financing	140	324
Leasing	1,122	1,715
Construction	54	26
Individuals:
Overdraft	1,010	568
Real estate	100	103
Financing	3,469	3,832
Credit card	2,011	1,784
Rural credit	331	358
Foreign currency loans	0	25
Public sector	0	0
Total loans	11,537	12,309
Current [Member]
Commercial:
Industrial and others	78,382	62,326
Import financing	4,163	3,824
Export financing	21,543	18,137
Leasing	15,240	19,752
Construction	4,178	4,200
Individuals:
Overdraft	2,783	2,432
Real estate	5,887	2,629
Financing	51,993	36,362
Credit card	5,000	3,331
Rural credit	13,473	11,611
Foreign currency loans	5,020	2,933
Public sector	84	88
Total loans	207,746	167,625
Total Loan Portfolio [Member]
Commercial:
Industrial and others	81,682	65,890
Import financing	4,163	3,834
Export financing	21,683	18,461
Leasing	16,362	21,467
Construction	4,232	4,226
Individuals:
Overdraft	3,793	3,000
Real estate	5,987	2,732
Financing	55,462	40,194
Credit card	7,011	5,115
Rural credit	13,804	11,969
Foreign currency loans	5,020	2,958
Public sector	84	88
Total loans	219,283	179,934

Note 07 - Loans and Leases, Risk Classification (Detail)	12 Months Ended
Dec. 31, 2010
AA1 [Member]
Risk classification [Line Items]
Organization classification	Low risk
AA2 [Member]
Risk classification [Line Items]
Organization classification	Low risk
AA3 [Member]
Risk classification [Line Items]
Organization classification	Low risk
A1 [Member]
Risk classification [Line Items]
Organization classification	Low risk
A2 [Member]
Risk classification [Line Items]
Organization classification	Low risk
A3 [Member]
Risk classification [Line Items]
Organization classification	Low risk
B1 [Member]
Risk classification [Line Items]
Organization classification	Low risk
B2 [Member]
Risk classification [Line Items]
Organization classification	Low risk
B3 [Member]
Risk classification [Line Items]
Organization classification	Low risk
C1 [Member]
Risk classification [Line Items]
Organization classification	Low risk
C2 [Member]
Risk classification [Line Items]
Organization classification	Low risk
C3 [Member]
Risk classification [Line Items]
Organization classification	Low risk
D [Member]
Risk classification [Line Items]
Organization classification	Medium risk
E [Member]
Risk classification [Line Items]
Organization classification	High risk
F [Member]
Risk classification [Line Items]
Organization classification	High risk
G [Member]
Risk classification [Line Items]
Organization classification	High risk
H [Member]
Risk classification [Line Items]
Organization classification	High risk

Note 07 - Loans and Leases, Credit Quality Indicators (Detail) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Corporate [Member]
Credit quality indicators [Line Items]
Low risk	94,802	77,226
Medium risk	2,105	2,045
High risk	933	757
Total	97,840	80,028
Large entities [Member]
Credit quality indicators [Line Items]
Low risk	64,371	54,195
Medium risk	1,585	1,549
High risk	753	560
Total	66,709	56,304
Small and medium entities [Member]
Credit quality indicators [Line Items]
Low risk	30,431	23,031
Medium risk	520	496
High risk	180	197
Total	31,131	23,724
Retail [Member]
Credit quality indicators [Line Items]
Low risk	108,554	88,025
Medium risk	9,613	8,818
High risk	3,276	3,063
Total	121,443	99,906
Credit card [Member]
Credit quality indicators [Line Items]
Low risk	3,582	3,859
Medium risk	412	238
High risk	783	363
Total	4,777	4,460
Financing [Member]
Credit quality indicators [Line Items]
Low risk	26,432	26,559
Medium risk	1,223	1,477
High risk	344	522
Total	27,999	28,558
Prime [Member]
Credit quality indicators [Line Items]
Low risk	7,211	4,838
Medium risk	365	340
High risk	87	91
Total	7,663	5,269
Retail - entities [Member]
Credit quality indicators [Line Items]
Low risk	39,966	28,633
Medium risk	3,373	3,273
High risk	951	937
Total	44,290	32,843
Retail - individuals [Member]
Credit quality indicators [Line Items]
Low risk	31,363	24,136
Medium risk	4,240	3,490
High risk	1,111	1,150
Total	36,714	28,776
Total [Member]
Credit quality indicators [Line Items]
Low risk	203,356	165,251
Medium risk	11,718	10,863
High risk	4,209	3,820
Total	219,283	179,934

Note 08 - Allowance for Loan Losses (Detail) (BRL) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Allowance for Credit Losses:
Beginning balance	14,572	10,318	7,769
Provision	5,769	10,822	6,651
Charge-offs	(7,897)	(8,264)	(5,345)
Recoveries	2,679	1,696	1,243
Ending balance	15,123	14,572	10,318
Allowance for Loan Losses:
Individually evaluated for impairment	642	552	538
Collectively evaluated for impairment	14,481	14,020	9,780
Ending balance	15,123	14,572	10,318
Loans:
Individually evaluated for impairment	2,775	2,170	1,208
Loans collectively evaluated for impairment	216,508	177,764	173,627
Total	219,283	179,934	174,835
Allowance for credit losses by segment:
Corporate segment	1,459	1,673	1,288
Retail segment	13,664	12,899	9,030
Total	15,123	14,572	10,318
Loans by segment:
Corporate segment	97,840	80,028	83,704
Retail segment	121,443	99,906	91,131
Total	219,283	179,934	174,835
Allowance for credit losses/Loan portfolio	6.90%	8.10%	5.90%

Note 08 - Allowance for Loan Losses of Impaired Loss and Aggregate Loss (Detail) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Impaired loans [Line Items]
Recorded investment	2,775	2,170
Unpaid principal balance	3,220	2,630
Related allowance	642	552
Average recorded investment	2,473	1,689
Impaired Loan with Related Allowance [Domain] | Corporate [Member]
Impaired loans [Line Items]
Recorded investment	1,681	1,630
Unpaid principal balance	2,045	2,021
Related allowance	606	521
Average recorded investment	1,656	1,313
Impaired Loan with Related Allowance [Domain] | Large entities [Member]
Impaired loans [Line Items]
Recorded investment	1,363	1,327
Unpaid principal balance	1,578	1,656
Related allowance	494	413
Average recorded investment	1,345	1,063
Impaired Loan with Related Allowance [Domain] | Small and medium entities [Member]
Impaired loans [Line Items]
Recorded investment	318	303
Unpaid principal balance	467	365
Related allowance	112	108
Average recorded investment	311	250
Impaired Loan with Related Allowance [Domain] | Retail [Member]
Impaired loans [Line Items]
Recorded investment	80	64
Unpaid principal balance	158	124
Related allowance	36	31
Average recorded investment	72	84
Impaired Loan with Related Allowance [Domain] | Credit card [Member]
Impaired loans [Line Items]
Recorded investment	1	1
Unpaid principal balance	18	10
Related allowance	1	1
Average recorded investment	1	1
Impaired Loan with Related Allowance [Domain] | Financing [Member]
Impaired loans [Line Items]
Recorded investment	0	11
Unpaid principal balance	9	11
Related allowance	0	11
Average recorded investment	6	6
Impaired Loan with Related Allowance [Domain] | Prime [Member]
Impaired loans [Line Items]
Recorded investment	5	3
Unpaid principal balance	6	3
Related allowance	1	1
Average recorded investment	4	12
Impaired Loan with Related Allowance [Domain] | Retail - entities [Member]
Impaired loans [Line Items]
Recorded investment	21	15
Unpaid principal balance	69	62
Related allowance	13	8
Average recorded investment	18	15
Impaired Loan with Related Allowance [Domain] | Retail - individuals [Member]
Impaired loans [Line Items]
Recorded investment	53	34
Unpaid principal balance	56	38
Related allowance	21	10
Average recorded investment	43	50
Impaired Loan with no Related Allowance [Domain] | Corporate [Member]
Impaired loans [Line Items]
Recorded investment	914	424
Unpaid principal balance	916	426
Related allowance	0	0
Average recorded investment	669	261
Impaired Loan with no Related Allowance [Domain] | Large entities [Member]
Impaired loans [Line Items]
Recorded investment	718	228
Unpaid principal balance	718	228
Related allowance	0	0
Average recorded investment	473	152
Impaired Loan with no Related Allowance [Domain] | Small and medium entities [Member]
Impaired loans [Line Items]
Recorded investment	196	196
Unpaid principal balance	198	198
Related allowance	0	0
Average recorded investment	196	109
Impaired Loan with no Related Allowance [Domain] | Retail [Member]
Impaired loans [Line Items]
Recorded investment	100	52
Unpaid principal balance	101	59
Related allowance	0	0
Average recorded investment	76	31
Impaired Loan with no Related Allowance [Domain] | Credit card [Member]
Impaired loans [Line Items]
Recorded investment	18
Unpaid principal balance	18
Related allowance	0
Average recorded investment	9
Impaired Loan with no Related Allowance [Domain] | Retail - entities [Member]
Impaired loans [Line Items]
Recorded investment	35	15
Unpaid principal balance	36	22
Related allowance	0	0
Average recorded investment	25	13
Impaired Loan with no Related Allowance [Domain] | Retail - individuals [Member]
Impaired loans [Line Items]
Recorded investment	47	37
Unpaid principal balance	47	37
Related allowance	0	0
Average recorded investment	42	18
Total [Member]
Impaired loans [Line Items]
Recorded investment	2,775	2,170
Unpaid principal balance	3,220	2,630
Related allowance	642	552
Average recorded investment	2,473	1,689

Note 08 - Allowance for Loan Losses, Additional Information (Detail) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Allowances for Loan Losses, Additional Information
Investment in loans for which impairment has been recognized in accordance with ASC 310	2,775	2,170
Investments in impaired loans related to loans with a corresponding valuation allowance of R $642, and R $552	1,761	1,377
Average recorded investment in impaired loans	2,473	1,689
Non-accrual loans	10,082	11,092	7,178

Note 08 - Allowance for Loan Losses, Additional Information, Parenthetical (Detail) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Allowances for Loan Losses, Additional Information
Related allowance	642	552

Note 09 - Equity Investees and Other Investments (Detail) (BRL) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Equity Investees and Other Investments [Line Items]
Investment	3,114	2,284
Equity in earnings (losses)	539	644	597
BES Investimentos do Brasil S.A. [Member]
Equity Investees and Other Investments [Line Items]
Voting ownership %	20.00%
Shareholders' Equity	473
Net income (losses)	65
Investment	68	64
Equity in earnings (losses)	8	11	7
BIU Participações S.A. [Member]
Equity Investees and Other Investments [Line Items]
Voting ownership %	33.84%
Shareholders' Equity	304
Net income (losses)	75
Investment	72	25
Equity in earnings (losses)	45	27	17
Cielo S.A [Memeber]
Equity Investees and Other Investments [Line Items]
Voting ownership %	28.65%
Shareholders' Equity	1,223
Net income (losses)	1,768
Investment	767	247
Equity in earnings (losses)	514	492	573
Cia. Brasileira de Soluções e Serviços - Visavale [Member]
Equity Investees and Other Investments [Line Items]
Voting ownership %	45.89%
Shareholders' Equity	220
Net income (losses)	88
Investment	167	28
Equity in earnings (losses)	20	11	13
Fidelity Processadora e Serviços S.A [Member]
Equity Investees and Other Investments [Line Items]
Voting ownership %	49.00%
Shareholders' Equity	471
Net income (losses)	11
Investment	231	122
Equity in earnings (losses)	5	10	(4)
Cia. Brasileira de Gestão e Serviços S.A [Member]
Equity Investees and Other Investments [Line Items]
Voting ownership %	41.85%
Shareholders' Equity	92
Net income (losses)	5
Investment	39	36
Equity in earnings (losses)	2	1	(9)
Integritas Participações S.A. [Member]
Equity Investees and Other Investments [Line Items]
Voting ownership %	22.32%
Shareholders' Equity	697
Net income (losses)	99
Investment	432	410
Equity in earnings (losses)	26	92	0
Odontoprev S.A [Member]
Equity Investees and Other Investments [Line Items]
Voting ownership %	43.50%
Shareholders' Equity	560
Net income (losses)	84
Investment	975	1,045
Equity in earnings (losses)	37	0	0
Other Investments [Member]
Equity Investees and Other Investments [Line Items]
Shareholders' Equity	0
Net income (losses)	0
Investment	363	307
Equity in earnings (losses)	(118)	0	0

Note 09 - Dividends Received From Equity Investees (Detail) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Equity Investees and Other Investments [Line Items]
Dividends	458	476	563
Cielo S.A [Memeber]
Equity Investees and Other Investments [Line Items]
Dividends	428	459	537
BIU Participações S.A. [Member]
Equity Investees and Other Investments [Line Items]
Dividends	0	2	18
Odontoprev S.A [Member]
Equity Investees and Other Investments [Line Items]
Dividends	22	0	0
Others [Member]
Equity Investees and Other Investments [Line Items]
Dividends	8	15	8

Note 09 - Equity Investees and Other Investments, Additional Information (Detail) (BRL) In Millions	Dec. 31, 2010
Cielo S.A [Memeber]
Equity Investees and Other Investments [Line Items]
Fair value of our investments, based on the market price	5,259
Odontoprev S.A [Member]
Equity Investees and Other Investments [Line Items]
Fair value of our investments, based on the market price	1,933

Note 10 - Premises and Equipment Net (Detail) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Property Plant and Equipment [LineItems]
Premises and equipment, net	5,426	4,830
Furniture and equipment [Member]
Property Plant and Equipment [LineItems]
Premises and equipment, net	2,057	1,959
Leased equipment [Member]
Property Plant and Equipment [LineItems]
Premises and equipment, net	2,229	2,265
Data processing equipment [Member]
Property Plant and Equipment [LineItems]
Premises and equipment, net	1,847	1,944
Development and acquisition costs of software [Member]
Property Plant and Equipment [LineItems]
Premises and equipment, net	1,798	1,314
Leasehold improvements [Member]
Property Plant and Equipment [LineItems]
Premises and equipment, net	1,401	1,181
Buildings [Member]
Property Plant and Equipment [LineItems]
Premises and equipment, net	795	781
Land [Member]
Property Plant and Equipment [LineItems]
Premises and equipment, net	432	433
Vehicles [Member]
Property Plant and Equipment [LineItems]
Premises and equipment, net	34	31
Others, Property plan and equipment [Member]
Property Plant and Equipment [LineItems]
Premises and equipment, net	4	9
Less: accumulated depreciation and amortization [Member]
Property Plant and Equipment [LineItems]
Premises and equipment, net	(5,171)	(5,087)

Note 10 - Premises and Equipment, Additional Information (Detail) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Premises and Equipment, Additional Infomation
Depreciation and amortization	1,267	1,053	881

Note 11 - Goodwill (Detail) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Goodwill [Line Items]
Tax benefit on realization for tax purposes of tax deductible goodwill on acquisitions	(51)	(52)
Balance as of December 31	1,183	1,234	1,286
Baking Segment [Member]
Goodwill [Line Items]
Tax benefit on realization for tax purposes of tax deductible goodwill on acquisitions	(51)	(52)
Balance as of December 31	1,102	1,153	1,205
Insurance, pension plans and certificated savings plans [Member]
Goodwill [Line Items]
Tax benefit on realization for tax purposes of tax deductible goodwill on acquisitions	0	0
Balance as of December 31	81	81	81

Note 11 - Finite-lived intangible assets (Detail) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Acquired Finite Lived Intangible Assets [Line Items]
Balance at January 1	3,643	3,138
Finite-lived Intangible Assets Acquired
Impairment
Amortized during the year
Balance as of December 31	3,652	3,643	3,138
Baking Segment [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Balance at January 1	3,643	3,138
Finite-lived Intangible Assets Acquired
Impairment
Amortized during the year
Balance as of December 31	3,652	3,643	3,138
Baking Segment [Member] | Acquisition of Ibi [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired		812
Baking Segment [Member] | Acquisition of Ibi México [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	32
Baking Segment [Member] | Acquisition of rights for rendering banking services [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	910	390
Baking Segment [Member] | Impairment [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Impairment	(17)	(37)
Baking Segment [Member] | Amortized during the year [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Amortized during the year	(916)	(660)
Acquisition of Ibi [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired		812
Acquisition of Ibi México [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	32
Acquisition of rights for rendering banking services [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	910	390
Impairment [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Impairment	(17)	(37)
Amortized during the year [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Amortized during the year	(916)	(660)

Note 11 - Finite-lived intangible assets, Gross Carrying Amount and Accumulated Amortization (Detail) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Acquired Finite Lived Intangible Assets [Line Items]
Gross carrying value	8,446	7,521
Accumulated amortization	4,794	3,878
Customer relationship (including core deposits) [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Gross carrying value	7,602	6,709
Accumulated amortization	4,762	3,873
Exclusive access to customers [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Gross carrying value	844	812
Accumulated amortization	32	5

Note 11 - Finite-lived intangible assets, Estimated Amortization For The Next Five Years (Detail) (BRL) In Millions	12 Months Ended
Dec. 31, 2010
The estimated amortization expense for the next five years
2011	926
2012	713
2013	445
2014	398
2015	367

Note 11 - Goodwill And Other Intangible Assets, Additional Information (Detail) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Goodwill And Other Intangible Assets, Additional Information
Aggregate amortization expense	916	660	802

Note 12 - Other Assets (Detail) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Other Assets [Abstract]
Deferred tax assets	11,670	9,674
Credit card operations	13,121	10,661
Restricted escrow deposits for taxation and labor matters	7,369	5,676
Taxes available for offset	1,741	2,366
Insurance premiums receivable	2,009	2,305
Negotiation and intermediation of securities	866	1,173
Advances to FGC (Deposit Garantee Association)	533	715
Deferred policy acquisition costs	547	462
National property system	508	490
Securitization of credit card bill receivables (Note 14 (d))	36	111
Prepaid expenses	244	279
Foreclosed assets, net	414	457
Restricted cash	41	43
Other	4,254	4,791
Total	43,353	39,203

Note 13 - Short-term Borrowings (Detail) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Short-term Borrowings [Abstract]
Import and export financings	3,673	4,761
Commercial paper	4,062	3,214
Other	0	1
Total	7,735	7,976

Note 13 - Short-term Borrowings, Additional Information (Detail) (BRL) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Short Term Borrowings Interest Rates Applicable
Interest rates applicable to short-term borrowings for import and export financings, minimum	0.54%	0.14%
Interest rates applicable to short-term borrowings for import and export financings, maximum	0.98%	1.28%
Interest rates applicable to short-term borrowings for commercial paper, minimum	0.55%	0.14%
Interest rates applicable to short-term borrowings for commercial paper, maximum	3.48%	4.37%
Average borrowing rates	1.59%	1.94%
Interest on short-term borrowings	188	(2,197)	4,899

Note 14 - Long-term Debt (Detail) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Long-term Debt [Abstract]
Local onlendings	40,497	20,908
Subordinated notes	26,116	22,795
Non-convertible debentures	743	740
Debt issued under securitization of payment orders and credit card bill receivables	3,850	4,220
Euronotes	1,662	237
Mortgage notes	1,277	899
Obligations under capital leases	831	988
Foreign currency loans	261	30
Total	75,237	50,817

Note 14 - Long-term Debt, Subordinated Notes (Detail) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Note [Member]	Dec. 31, 2009 Note [Member]	Dec. 31, 2010 Note 1 [Member]	Dec. 31, 2009 Note 1 [Member]	Dec. 31, 2010 Note 2 [Member]	Dec. 31, 2009 Note 2 [Member]	Dec. 31, 2010 Note 3 [Member]	Dec. 31, 2009 Note 3 [Member]	Dec. 31, 2010 Note 4 [Member]	Dec. 31, 2009 Note 4 [Member]	Dec. 31, 2010 Note 5 [Member]	Dec. 31, 2009 Note 5 [Member]	Dec. 31, 2010 Note 6 [Member]	Dec. 31, 2009 Note 6 [Member]	Dec. 31, 2010 Note 7 [Member]	Dec. 31, 2009 Note 7 [Member]	Dec. 31, 2010 Note 8 [Member]	Dec. 31, 2009 Note 8 [Member]	Dec. 31, 2010 Note 9 [Member]	Dec. 31, 2009 Note 9 [Member]	Dec. 31, 2010 Note 10 [Member]	Dec. 31, 2009 Note 10 [Member]	Dec. 31, 2010 Note 11 [Member]	Dec. 31, 2009 Note 11 [Member]	Dec. 31, 2010 Note 12 [Member]	Dec. 31, 2009 Note 12 [Member]	Dec. 31, 2010 Note 13 [Member]	Dec. 31, 2009 Note 13 [Member]	Dec. 31, 2010 Note 14 [Member]	Dec. 31, 2009 Note 14 [Member]
Subordinated Notes [Line Items]
Maturity/date			2011	2011	2011	2011	2012	2012	2012	2012	2013	2013	2014	2014	2015	2015	2016	2016	2019	2019	2012	2012	2013	2013	2014	2014	2019	2019	2021	2021	No stated maturity	No stated maturity
Original term (in years)			5	5	10	10	5	5	10	10	5	5	6	6	6	6	6	6	10	10	10	10	10	10	10	10	10	10	11	11
Currency			R $	R $	US $	US $	R $	R $	R $	R $	R $	R $	R $	R $	R $	R $	R $	R $	R $	R $	Yen	Yen	US $	US $	EUR	EUR	US $	US $	US $	US $	US $	US $
Interest %			102.5% CDI - 104% CDI	102.5% CDI - 104% CDI	10.25%	10.25%	103% CDI or 100% CDI + (0.344% to 0.4914%) or IPCA + (7.102% - 7.632%)	103% CDI or 100% CDI + (0.344% to 0.4914%) or IPCA + (7.102% - 7.632%)	100% DI-CETIP or 100% CDI + (0.75% - 0.87%) or 101% CDI - 102.5%CDI	100% DI-CETIP or 100% CDI + (0.75% - 0.87%) or 101% CDI - 102.5%CDI	100% CDI + (0.344% - 1.0817%) or IPCA + (7.74% - 8.20%)	100% CDI + (0.344% - 1.0817%) or IPCA + (7.74% - 8.20%)	112% CDI	112% CDI	108.0% and 112% CDI or IPCA + (6.92% - 8.55%)	108.0% and 112% CDI or IPCA + (6.92% - 8.55%)	IPCA + (7.1292%)	IPCA + (7.1292%)	IPCA + (7.76%)	IPCA + (7.76%)	4.05%	4.05%	8.75%	8.75%	8.00%	8.00%	6.75%	6.75%	5.90%	5.90%	8.87%	8.87%
Subordinated notes	26,116	22,795	7,685	6,979	249	261	4,589	4,153	5,164	4,689	780	701	1,256	1,132	1,538	1,362	1	0	24	0	364	236	827	878	504	567	1,278	1,313	1,857	0	0	524

Note 14 - Long-term Debt, Non-convertible Debenturres (Detail) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Non-convertible Debentures [Member]	Dec. 31, 2009 Non-convertible Debentures [Member]
Non-convertible Debentures [Line Items]
Maturity/date			2011	2011
Original term (in years)			6	6
Currency			R $	R $
Interest %			104% - CDI	104% - CDI
Non-convertible debentures	743	740	743	740

Note 14 - Long-term Debt, Debt issued under securitization of payment orders and credit card bill receivables (Detail) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Debt issued under securitization of payment orders and credit card bill receivables [Domain]	Dec. 31, 2009 Debt issued under securitization of payment orders and credit card bill receivables [Domain]	Dec. 31, 2010 Debt issued under securitization of payment orders and credit card bill receivables 1 [Domain]	Dec. 31, 2009 Debt issued under securitization of payment orders and credit card bill receivables 1 [Domain]	Dec. 31, 2010 Debt issued under securitization of payment orders and credit card bill receivables 2 [Domain]	Dec. 31, 2009 Debt issued under securitization of payment orders and credit card bill receivables 2 [Domain]	Dec. 31, 2010 Debt issued under securitization of payment orders and credit card bill receivables 3 [Domain]	Dec. 31, 2009 Debt issued under securitization of payment orders and credit card bill receivables 3 [Domain]	Dec. 31, 2010 Debt issued under securitization of payment orders and credit card bill receivables 6 [Domain]	Dec. 31, 2009 Debt issued under securitization of payment orders and credit card bill receivables 6 [Domain]	Dec. 31, 2010 Debt issued under securitization of payment orders and credit card bill receivables 4 [Domain]	Dec. 31, 2009 Debt issued under securitization of payment orders and credit card bill receivables 4 [Domain]	Dec. 31, 2010 Debt issued under securitization of payment orders and credit card bill receivables 5 [Domain]	Dec. 31, 2009 Debt issued under securitization of payment orders and credit card bill receivables 5 [Domain]
Debt issued under securitization of payment orders and credit card bill receivables [Line Items]
Asset securitized			Payment orders	Payment orders	Payment orders	Payment orders	Payment orders	Payment orders	Payment orders	Payment orders	Payment orders	Payment orders	Payment orders	Payment orders	Credit card bills	Credit card bills
Maturity/date			2010	2010	2012	2012	2014	2014	2015	2015	2017	2017	2020	2020	2011	2011
Currency			US $	US $	US $	US $	US $	US $	US $	US $	US $	US $	US $	US $	US $	US $
Annual rate - %			6.75	6.75	4.69	4.69	0.50 - 2.22	0.50 - 2.22	1.12	1.12	0.92 - 5.00	0.92 - 5.00	5.20	5.20	5.69	5.69
Debt issued under securitization of payment orders and credit card bill receivables	3,850	4,220	0	41	48	77	1,336	1,690	854	1,948	1,449	132	85	88	78	244

Note 14 - Long-term Debt, Euronotes (Detail) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Euronotes 1 [Member]	Dec. 31, 2009 Euronotes 1 [Member]	Dec. 31, 2010 Euronotes 2 [Member]	Dec. 31, 2009 Euronotes 2 [Member]	Dec. 31, 2010 Euronotes 3 [Member]	Dec. 31, 2009 Euronotes 3 [Member]	Dec. 31, 2010 Euronotes 4 [Member]	Dec. 31, 2009 Euronotes 4 [Member]
Euronotes [Line Items]
Maturity/date			2010	2010	2011	2011	2012	2012	2013	2013
Currency			R $	R $	US $	US $	US $	US $	US $	US $
Range of annual coupon rates - %			14.80	14.80	3.12 - 4.10	3.12 - 4.10	3.12 - 4.10	3.12 - 4.10	3.12 - 4.10	3.12 - 4.10
Euronotes	1,662	237	0	237	17	0	417	0	1,228	0

Note 14 - Long-term Debt, Long-term debt maturity (Detail) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Long-term debt maturity
From 1 to 90 days	7,800	2,197
From 91 to 180 days	4,257	1,897
From 181 to 360 days	9,997	5,206
From 1 to 3 years	34,239	26,841
From 3 to 5 years	10,737	7,639
Over 5 years	8,207	6,513
No stated maturity	0	524
Total	75,237	50,817

Note 14 - Long-term Debt, Additional Information (Detail) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Long-term Debt, Additional Information
Local onlendings fixed interest	Between 2.25% and 21.10% per annum
The amount subject to restricted withdrawal	41	43
Mortgage notes interest rate	TR plus interest between 8.50% and 10.50% p.a.

Note 15 - Other Liabilities, Breakdown of other liabilities (Detail) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Breakdown of other liabilities
Litigation (Note 25 (b))	13,281	10,835	9,968	9,091
Credit card operations	10,730	9,158
Certificated savings plans	3,724	3,024
Unpaid claims and claim adjustment reserves (Note 15 (b))	4,322	3,948	3,052	2,738
Payment orders to be settled	3,185	2,687
Interest on shareholders' capital payable	2,158	1,688
Negotiation and intermediation of securities	1,487	1,539
Taxes on income	1,936	1,219
Labor related liabilities	1,702	1,488
Foreign exchange portfolio, net	640	498
Social security program reserve	269	270
Taxes other than on income	543	320
Collection of third-party taxes, social contributions and other	377	364
Deferred tax liabilities	2,940	218
Others	6,943	7,516
Total	54,237	44,772

Note 15 - Other Liabilities, Changes in unpaid claims and claim adjustment reserves (Detail) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Changes in unpaid claims and claim adjustment reserves
Balance at the beginning of the year	3,948	3,052	2,738
( - ) Reinsurance recoverables	(622)	(513)	(530)
Net balance at January 1	3,326	2,539	2,208
Incurred related to:
current year, incurred	9,480	8,490	7,162
prior years, incurred	824	807	555
Total incurred	10,304	9,297	7,717
Payments related to:
current year, paid	6,740	6,488	5,244
prior years, paid	3,156	2,022	2,142
Total payments	9,896	8,510	7,386
Net balance at December 31	3,734	3,326	2,539
( + ) Reinsurance recoverables	588	622	513
Balance at the end of the year	4,322	3,948	3,052

Note 16 - Income tax expense reconciled to the statutory rates (Detail) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income tax expense reconciled to the statutory rates
Income before income tax and social contribution	15,180	13,669	6,748
Adjusted for: equity in earnings of unconsolidated companies	(539)	(644)	(597)
Adjusted tax basis	14,641	13,025	6,151
Tax expense at statutory rates	(5,856)	(5,210)	(2,460)
Non deductible expenses/(non-taxable income)	(323)	22	(15)
Tax benefit on interest attributed to shareholders' capital paid	986	853	783
Non-deductible exchange gains (losses) on foreign assets	(520)	(673)	803
Effect of changes in tax laws and rates on deferred tax	131	340	1,240
Others	154	248	50
Income tax expense	(5,428)	(4,420)	401

Note 16 - Major components of the deferred tax accounts (Detail) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Major components of the deferred tax accounts
Provisions not currently deductible, mainly allowance for loan losses and contingencies	15,265	13,767
Tax loss carryforwards	768	1,160
Other temporary differences	106	387
Total gross deferred tax assets	16,139	15,314
Allowance for non-realization	0	(46)
Total deferred tax assets	16,139	15,268
Temporary non-taxable gains, mainly relating to mark-to-market adjustment on securities, derivative financial instruments	2,846	1,520
Temporary non-taxable gains, mainly relating to leasing	2,925	2,996
Other temporary differences	1,638	1,296
Total deferred tax liabilities	7,409	5,812
Net deferred tax asset, included in other assets (Note 12 and Note 15a)	8,730	9,456

Note 16 - Amounts of unrecognized tax benefits (Detail) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Amounts of unrecognized tax benefits
Balance at the beginning of the year	1,683	3,229	2,977
Provision and Indexation charges	327	414	289
Payments	0	(215)	0
Reversal	(221)	(1,745)	(37)
Balance at the end of the year	1,789	1,683	3,229

Note 16 - Income Tax and Social Contribution, Additional Information (Detail) (BRL) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2008	Dec. 31, 2010	Dec. 31, 2009
Income Tax And Social Contribution, Additional Information
Federal Income Tax Rate		15.00%
Federal Income Tax Additional Rate		10.00%
Socal Contribution Rate	9.00%	15.00%
Carryforward losses are available for offset within any year up to		30.00%
Interest accrued and penalties related to unrecognized tax benefits as liabilities and expense		120	257
Payment of the interest and penalties accrued		697	724
Dispute [Member]
Tax Disputes [Line Items]
Tax disputes, Description		lawsuit to allow the deduction, for purposes of determination of the calculation basis of due IRPJ and CSLL, of the amount of the effective and definite losses, total or partial, suffered from 1997 to 2009, in the reception of credits, regardless of the compliance with the conditions and terms provided for in articles 9 to 14 of Law n° 9,430/96 which only apply to the provisory losses
Dispute Amount		743
Dispute 1 [Member]
Tax Disputes [Line Items]
Tax disputes, Description		lawsuit to calculate and pay income tax due from 1997 on, without adding CSLL to the respective calculation basis, set forth on article 1 of Law n° 9,316/96
Dispute Amount		546

Note 17 - Comprehensive Income (Detail) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Comprehensive Income [Abstract]
Net income reported in statement of income	9,752	9,249	7,149
Unrealized holding gains (losses) arising during the period:
Unrealized gains (losses) on available for sale securities	1,835	3,098	(2,718)
Less reclassification adjustment for (gains) losses on available for sale securities included in net income	(783)	(449)	(609)
Defined benefit plans	(54)	(27)	21
Foreign currency translation	(12)	0	0
Other comprehensive income before tax	986	2,622	(3,306)
Gains (losses) on income tax related to items of other comprehensive income	(239)	(1,372)	1,503
Other comprehensive income (loss), net of tax	747	1,250	(1,803)
Total Comprehensive income	10,499	10,499	5,346
Comprehensive income attributable to non-controlling interest	(90)	(33)	(131)
Comprehensive income attributable to Parent Company	10,409	10,466	5,215

Note 17 - Accumulated Other Comprehensive Income (Detail) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Partners Capital [Abstract]
Balance at the beginning of the year	1,335	85	1,888
Current period change:
Unrealized gains (losses) on available for sale securities. net of taxes	787	1,266	(1,810)
Defined benefit plans, net of taxes	(33)	(16)	7
Foreign currency translation, net of taxes	(7)	0	0
Balance at the end of the year	2,082	1,335	85

Note 17 - Accumulated Other Comprehensive Income Additional Information (Detail) (BRL) In Millions, except Share data, unless otherwise specified	Dec. 31, 2010	Dec. 17, 2010	Jun. 10, 2010	Dec. 18, 2009	Oct. 29, 2009	Mar. 24, 2008	Jan. 04, 2008
Capital and shareholders' rights
Increase in the Capital Stock		1,500			1,368	2,800	1,200
Raising it from		28,500			23,000	20,200	19,000
To		30,000			24,368	23,000	20,200
New shares non-par registered, book-entry shares		62,344,140	342,040,948	311,553,258	45,662,775	1,023,288,867	27,906,977
Common stock		31,172,072	171,020,483	155,776,637	22,831,389	511,644,460	13,953,489
Preferred stock		31,172,068	171,020,465	155,776,621	22,831,386	511,644,407	13,953,488
Another capital increase in the amount			2,000	2,000	132
From			26,500	24,500	24,368
To			28,500	26,500	24,500
Share bonus			10.00%	10.00%
Price per share		24.06
Proportion of holdings owned		1.66%
Minimum Percentage of Mandatory Dividend	30.00%
Percentage of right to receive a minimum dividend greater than distributed per share to Common Shareholders	10.00%
Percentage of Statutory Earnings Appropriation	5.00%
Outstanding capital, common shares	1,880,830,018
Outstanding capital, preferred shares	1,881,225,123

Note 18 - Fee and Commission Income (Detail) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Fee and Commission Income [Abstract]
Fees charged on checking account services	1,471	1,497	1,794
Asset management fees	1,796	1,587	1,826
Collection fees	1,043	984	959
Credit card fees	2,607	1,972	1,696
Fees for receipt of taxes	263	235	219
Financial guarantees	664	559	330
Consortium management	433	351	318
Other	2,665	2,196	1,855
Total	10,942	9,381	8,997

Note 19 - Administrative Expenses (Detail) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Administrative Expenses [Abstract]
Third-party services	3,409	2,769	2,281
Financial system services	661	647	831
Communication	1,370	1,176	1,052
Transport	629	528	553
Rents	548	530	453
Advertising and publicity	757	562	610
Maintenance and repairs	429	381	373
Data processing	711	615	440
Office supplies	284	217	200
Water, electricity and gas	207	196	180
Other	795	590	315
Total	9,800	8,211	7,288

Note 20 - Other Non-Interest Income and Expenses (Detail) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other non-interest income:
Net gains in foreign exchange transactions	6	54	488
Recovery of expenses	75	68	59
Gain (losses) on sale of foreclosed assets, unconsolidated investments and premises and equipment, net	194	3,238	165
Non-interst income, Other	1,682	1,982	1,443
Total non-interest income	1,957	5,342	2,155
Other non-interest expense:
Taxes on services, income and other taxes	2,580	2,552	1,816
Litigation	748	1,267	635
Monetary variation and exchange loss, net	260	353	210
Branch network losses	186	164	165
Credit card bonus	263	274	196
Asset management expenses	46	68	34
Non-interest Expense, Other	4,430	1,969	3,613
Total non-interest expenses	8,513	6,647	6,669

Note 21 - Assets and liabilities measured at fair value on a recurring basis (Detail) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Brazilian government securities		14,772
Brazilian Central Bank compulsory deposits		14,772
Mutual funds	57,825	50,677
Brazilian government securities	17,276	10,784
Corporate debt and equity securities	750	1,859
Brazilian sovereign bonds	30	35
Bank debt securities	861	2,870
Foreign government securities	71	82
Trading securities	76,813	66,307
Derivative financial instruments	0	0
Derivative financial instruments (liabilities)	0	0
Derivative financial instruments	0	0
Brazilian government securities	30,614	25,867
Corporate debt securities	1,572	2,719
Brazilian sovereign bonds	13	1,472
Bank debt securities	33	1,131
Equity Securities	4,826	4,090
Foreign government securities		130
Available-for-sale securities	37,058	35,409
Total Assets at Fair Value	113,871	116,488
Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Brazilian government securities		0
Brazilian Central Bank compulsory deposits		0
Mutual funds	0	0
Brazilian government securities	0	0
Corporate debt and equity securities	0	0
Brazilian sovereign bonds	0	0
Bank debt securities	0	0
Foreign government securities	0	0
Trading securities	0	0
Derivative financial instruments	1,647	1,336
Derivative financial instruments (liabilities)	(731)	(512)
Derivative financial instruments	916	824
Brazilian government securities	13	13
Corporate debt securities	0	0
Brazilian sovereign bonds	0	0
Bank debt securities	0	0
Equity Securities	0	0
Foreign government securities		0
Available-for-sale securities	13	13
Total Assets at Fair Value	929	837
Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Brazilian government securities		0
Brazilian Central Bank compulsory deposits		0
Mutual funds	0	0
Brazilian government securities	0	0
Corporate debt and equity securities	16,048	3,123
Brazilian sovereign bonds	0	0
Bank debt securities	1,879	1,969
Foreign government securities	0	0
Trading securities	17,927	5,092
Derivative financial instruments	0	35
Derivative financial instruments (liabilities)	(2)	(19)
Derivative financial instruments	(2)	16
Brazilian government securities	90	96
Corporate debt securities	2,604	1,644
Brazilian sovereign bonds	0	0
Bank debt securities	83	72
Equity Securities	0	0
Foreign government securities		0
Available-for-sale securities	2,777	1,812
Total Assets at Fair Value	20,702	6,920
Fair Value [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Brazilian government securities		14,772
Brazilian Central Bank compulsory deposits		14,772
Mutual funds	57,825	50,677
Brazilian government securities	17,276	10,784
Corporate debt and equity securities	16,798	4,982
Brazilian sovereign bonds	30	35
Bank debt securities	2,740	4,839
Foreign government securities	71	82
Trading securities	94,740	71,399
Derivative financial instruments	1,647	1,371
Derivative financial instruments (liabilities)	(733)	(531)
Derivative financial instruments	914	840
Brazilian government securities	30,717	25,976
Corporate debt securities	4,176	4,363
Brazilian sovereign bonds	13	1,472
Bank debt securities	116	1,203
Equity Securities	4,826	4,090
Foreign government securities		130
Available-for-sale securities	39,848	37,234
Total Assets at Fair Value	135,502	124,245

Note 21 - Assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) (Detail) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Trading Securities [Member ]
Assets and liabilities [Line Items]
Balance, January 1	5,092	9,404
Included in earnings	785	727
Purchases, issuances and settlements	12,061	(4,145)
Transfers in/out level 3	(11)	(894)
Balance, December 31	17,927	5,092
Net Derivatives [Member]
Assets and liabilities [Line Items]
Balance, January 1	16	34
Included in earnings	(4)	(30)
Purchases, issuances and settlements	20	0
Transfers in/out level 3	(34)	12
Balance, December 31	(2)	16
Available-for-sale securities [Member]
Assets and liabilities [Line Items]
Balance, January 1	1,812	1,604
Included in earnings	650	209
Purchases, issuances and settlements	315	(3)
Transfers in/out level 3	0	2
Balance, December 31	2,777	1,812
Total assets and liabilities [Member]
Assets and liabilities [Line Items]
Balance, January 1	6,920	11,042
Included in earnings	1,431	906
Purchases, issuances and settlements	12,396	(4,148)
Transfers in/out level 3	(45)	(880)
Balance, December 31	20,702	6,920

Note 21 - Gains and losses due to changes in fair value (Detail) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Trading Securities [Member ]
Gains and losses due to changes in fair value [Line Items]
Interst income	812	726
Net trading gains / losses	(27)	1
Total	785	727
Net Derivatives [Member]
Gains and losses due to changes in fair value [Line Items]
Interst income	0	0
Net trading gains / losses	(4)	(30)
Total	(4)	(30)
Available-for-sale securities [Member]
Gains and losses due to changes in fair value [Line Items]
Interst income	649	277
Net trading gains / losses	1	(68)
Total	650	209
Total assets and liabilities [Member]
Gains and losses due to changes in fair value [Line Items]
Interst income	1,461	1,003
Net trading gains / losses	(30)	(97)
Total	1,431	906

Note 21 - Gains and losses due to changes in fair value, recorded in earnings for Level 3 assets and liabilities that were still held (Detail) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Trading Securities [Member ]
Gains and losses due to changes in fair value, for assets and liabilities still held [Line Items]
Net Trading Gain (losses)	(27)	(2)
Total	(27)	(2)
Net Derivatives [Member]
Gains and losses due to changes in fair value, for assets and liabilities still held [Line Items]
Net Trading Gain (losses)	(4)	(30)
Total	(4)	(30)
Total assets and liabilities [Member]
Gains and losses due to changes in fair value, for assets and liabilities still held [Line Items]
Net Trading Gain (losses)	(31)	(32)
Total	(31)	(32)

Note 21 - Fair Value Disclosures, Additional Information (Detail) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Assets and liabilities [Line Items]
Purchase of corporate debt securities	14,372
Intangible impairment charges	17	37
Intangible impairment charges, fair value	5	48
Trading Securities [Member ]
Assets and liabilities [Line Items]
Transfers in/out level 3	11	894
Net Derivatives [Member]
Assets and liabilities [Line Items]
Transfers in/out level 3	34	(12)

Note 22 - Loans, net of allowance for loan losses (Detail) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Carrying Amount [Member]
Commercial:
Industrial and others	75,142	60,089
Import financing	4,139	3,779
Export financing	21,373	18,086
Construction	3,995	4,179
Individuals:
Overdraft	3,589	2,621
Real estate	5,838	2,481
Financing	51,568	36,297
Credit card	5,485	3,824
Rural credit	13,284	11,383
Foreign currency loans	5,020	2,957
Public sector	84	88
Total loans, net of allowance for loan losses	189,517	145,784
Fair Value [Member]
Commercial:
Industrial and others	75,231	60,503
Import financing	4,139	3,779
Export financing	21,373	18,086
Construction	3,995	4,179
Individuals:
Overdraft	3,589	2,621
Real estate	5,840	2,485
Financing	51,530	36,373
Credit card	5,485	3,824
Rural credit	13,284	11,383
Foreign currency loans	5,006	2,964
Public sector	84	88
Total loans, net of allowance for loan losses	189,556	146,285

Note 22 - Deposits (Detail) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Deposits from customers
Demand deposits	37,334	35,664
Savings accounts	53,436	44,162
Time deposits	102,158	90,537
Deposits from financial institutions	275	752
Total deposits	193,203	171,115
Carrying Amount [Member]
Deposits from customers
Demand deposits	37,334	35,664
Savings accounts	53,436	44,162
Time deposits	102,158	90,537
Deposits from financial institutions	275	752
Total deposits	193,203	171,115
Fair Value [Member]
Deposits from customers
Demand deposits	37,334	35,664
Savings accounts	53,436	44,162
Time deposits	102,326	90,648
Deposits from financial institutions	275	752
Total deposits	193,371	171,226

Note 22 - Long-term Debt (Detail) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Long-term Debt [Line Items]
Local onlendings	40,497	20,908
Subordinated notes	26,116	22,795
Non-convertible debentures	743	740
Debt issued under securitization of payment orders and credit card bill receivables	3,850	4,220
Euronotes	1,662	237
Mortgage notes	1,277	899
Obligations under capital leases	831	988
Foreign currency loans	261	30
Total	75,237	50,817
Carrying Amount [Member]
Long-term Debt [Line Items]
Local onlendings	40,497	20,908
Subordinated notes	26,116	22,795
Non-convertible debentures	743	740
Debt issued under securitization of payment orders and credit card bill receivables	3,850	4,220
Euronotes	1,662	237
Mortgage notes	1,277	899
Obligations under capital leases	831	988
Foreign currency loans	261	30
Total	75,237	50,817
Fair Value [Member]
Long-term Debt [Line Items]
Local onlendings	40,333	20,853
Subordinated notes	27,205	23,750
Non-convertible debentures	743	740
Debt issued under securitization of payment orders and credit card bill receivables	3,850	4,220
Euronotes	1,669	229
Mortgage notes	1,275	898
Obligations under capital leases	831	988
Foreign currency loans	261	30
Total	76,167	51,708

Note 24 - Derivatives (Detail) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Notional Amount [Member] | Interest rate futures contracts [Member]
Derivatives [Line Items]
Purchases	9,355	29,278
Sales	164,936	69,914
Notional Amount [Member] | Foreign currency futures contracts [Member]
Derivatives [Line Items]
Purchases	2,828	3,507
Sales	17,847	16,089
Notional Amount [Member] | Futures contracts - others [Member]
Derivatives [Line Items]
Purchases	0	129
Sales	0	101
Notional Amount [Member] | Interest rate option contracts [Member]
Derivatives [Line Items]
Purchases	85,098	9,825
Sales	85,889	19,665
Notional Amount [Member] | Foreign currency option contracts [Member]
Derivatives [Line Items]
Purchases	109	2,043
Sales	233	2,259
Notional Amount [Member] | Option contracts - others [Member]
Derivatives [Line Items]
Purchases	675	777
Sales	659	2,499
Notional Amount [Member] | Interest rate foreign currency [Member]
Derivatives [Line Items]
Purchases	20	0
Sales	20	0
Notional Amount [Member] | Foreign currency forward contracts [Member]
Derivatives [Line Items]
Purchases	5,092	2,805
Sales	6,047	4,713
Notional Amount [Member] | Forward contracts - others [Member]
Derivatives [Line Items]
Purchases	33	19
Sales	98	0
Notional Amount [Member] | Swap contracts - Asset Position [Member]
Derivatives [Line Items]
Interest rate swaps	5,941	9,536
Currency swaps	11,103	5,858
Notional Amount [Member] | Swap contracts - Liability Position [Member]
Derivatives [Line Items]
Interest rate swaps	8,933	5,892
Currency swaps	7,002	8,744
Fair Value [Member] | Interest rate futures contracts [Member]
Derivatives [Line Items]
Purchases	4	1
Sales	3	(1)
Fair Value [Member] | Foreign currency futures contracts [Member]
Derivatives [Line Items]
Purchases	0	0
Sales	0	0
Fair Value [Member] | Futures contracts - others [Member]
Derivatives [Line Items]
Purchases	0	0
Sales	0	0
Fair Value [Member] | Interest rate option contracts [Member]
Derivatives [Line Items]
Purchases	35	3
Sales	(42)	(2)
Fair Value [Member] | Foreign currency option contracts [Member]
Derivatives [Line Items]
Purchases	1	62
Sales	(2)	(21)
Fair Value [Member] | Option contracts - others [Member]
Derivatives [Line Items]
Purchases	24	41
Sales	(60)	(91)
Fair Value [Member] | Interest rate foreign currency [Member]
Derivatives [Line Items]
Purchases	21	0
Sales	(21)	0
Fair Value [Member] | Foreign currency forward contracts [Member]
Derivatives [Line Items]
Purchases	193	217
Sales	(273)	(128)
Fair Value [Member] | Forward contracts - others [Member]
Derivatives [Line Items]
Purchases	18	0
Sales	(84)	0
Fair Value [Member] | Swap contracts - Asset Position [Member]
Derivatives [Line Items]
Interest rate swaps	62	1,006
Currency swaps	1,293	40
Fair Value [Member] | Swap contracts - Liability Position [Member]
Derivatives [Line Items]
Interest rate swaps	(108)	(171)
Currency swaps	(139)	(119)

Note 24 - Credit Derivatives (Detail) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Less than 1 year [Member]
Risk rating of reference entity
- Investment grade (AAA to BBB-)	83	7,096
- Noninvestment grade (BB+ and below)	0	0
Total	83	7,096
1-5 years [Member]
Risk rating of reference entity
- Investment grade (AAA to BBB-)	513	536
- Noninvestment grade (BB+ and below)	8	9
Total	521	545
>5 years [Member]
Risk rating of reference entity
- Investment grade (AAA to BBB-)	0	183
- Noninvestment grade (BB+ and below)	0	0
Total	0	183
Maximum Payout / Notional [Member]
Risk rating of reference entity
- Investment grade (AAA to BBB-)	596	7,815
- Noninvestment grade (BB+ and below)	8	9
Total	604	7,824
Fair Value [Member]
Risk rating of reference entity
- Investment grade (AAA to BBB-)	2	13
- Noninvestment grade (BB+ and below)	1	1
Total	3	14

Note 24 - Off-balance sheet credit instruments (Detail) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Off-balance sheet credit instruments
Commitments to extend credit including credit cards	105,216	78,589
Financial guarantees	40,766	34,668
Other letters of credit	1,465	1,385

Note 24 - Financial guarantees (Detail) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Financial guarantees [Line Items]
Financial guarantees	40,766	34,668
Other letters of credit	1,465	1,385
Maximum Payout / Notional [Member]
Financial guarantees [Line Items]
Financial guarantees	40,766	34,668
Other letters of credit	1,465	1,385
Carrying value [Member]
Financial guarantees [Line Items]
Financial guarantees	76	61
Other letters of credit	3	8

Note 24 - Derivative Financial Instruments and Financial Instruments Related to Credit, Additional Information (Detail) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Derivative Financial Instruments and Financial Instruments Related to Credit, Additional Information
The total credit exposure associated with interest rate and currency swaps	1,355	1,046
Deposit margin	181	428

Note 25 - Changes in the provision (Detail) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Changes in the provision [Line Items]
At beginning of year	10,835	9,968	9,091
Business combinations
Indexation charges
Provisions net of reversal
Payments
At end of the year	13,281	10,835	9,968
Tax litigation [Member]
Changes in the provision [Line Items]
At beginning of year	6,919	6,911	6,272
Business combinations	0	287	0
Indexation charges	524	630	438
Provisions net of reversal	1,627	(694)	342
Payments	(15)	(215)	(141)
At end of the year	9,055	6,919	6,911
Labor litigation [Member]
Changes in the provision [Line Items]
At beginning of year	1,579	1,537	1,474
Business combinations		62	3
Provisions net of reversal	619	486	492
Payments	(621)	(506)	(432)
At end of the year	1,577	1,579	1,537
Civil litigation [Member]
Changes in the provision [Line Items]
At beginning of year	2,337	1,520	1,435
Business combinations		170
Provisions net of reversal	763	1,271	575
Payments	(451)	(624)	(400)
At end of the year	2,649	2,337	1,520

Note 25 - Commitments and Contingencies, Additional Information (Detail) (BRL) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies, Additional Information
Fee for assets under management	0.66%	0.69%
Litigation matters related to tax assessments	614	189
Municipalities charging tax leasing companies' Tax on Services of any Nature (ISSQN)	240
Social Security (INSS) on payments to private pension plans, considered as compensation by tax authorities	233
Addition to a one-time fine for Withholding Income Tax related to compensation	141

Note 26 - Regulatory Matters (Detail)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
In accordance with the Basel Accord applicable to Brazil
Tier I Capital	13.10%	14.83%	12.94%
Tier II Capital	1.64%	3.00%	3.15%
Total Capital	14.74%	17.83%	16.09%
Minimum required by Brazilian Central Bank	11.00%	11.00%	11.00%

Note 26 - Regulatory Matters, Additional Information (Detail)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Regulatory Matters, Additional Information
Basel Accord requires banks to have a ratio of capital to risk-weighted assets of a minimum of	8.00%
Minimum required by Brazilian Central Bank	11.00%	11.00%	11.00%

Note 27 - Segment Information (Detail) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segment Reporting Information [Line Items]
Interest income	63,137	54,151	53,803
Interest expense	(25,645)	(21,018)	(28,432)
Net interest income	37,492	33,133	25,371
Provision for loan losses	(5,769)	(10,822)	(6,651)
Insurance premiums	14,068	12,521	10,963
Pension plan income	692	607	710
Equity in earnings of unconsolidated companies	539	644	597
Other income	14,871	17,962	11,390
Salaries and benefits	(8,724)	(7,404)	(6,880)
Administrative expenses	(9,800)	(8,211)	(7,288)
Insurance claims	(9,307)	(8,329)	(7,391)
Changes in provisions for insurance, pension plans, certificated savings plans and pension investment contracts	(6,209)	(6,008)	(4,225)
Pension plan operating expenses	(456)	(410)	(482)
Insurance and pension plan selling expenses	(1,521)	(1,654)	(1,014)
Other expense	(10,696)	(8,360)	(8,352)
Income before income tax and social contribution	15,180	13,669	6,748
Identifiable assets	621,612	496,815
Banking [Member]
Segment Reporting Information [Line Items]
Interest income	55,221	47,136	48,067
Interest expense	(26,181)	(21,496)	(28,882)
Net interest income	29,040	25,640	19,185
Provision for loan losses	(6,369)	(11,249)	(6,651)
Insurance premiums	0	0	0
Pension plan income	0	0	0
Certificated saving plans	0	0	0
Equity in earnings of unconsolidated companies	324	516	565
Other income	12,564	14,972	9,968
Salaries and benefits	(7,958)	(6,647)	(6,147)
Administrative expenses	(9,143)	(7,719)	(6,964)
Insurance claims	0	0	0
Changes in provisions for insurance, pension plans, certificated savings plans and pension investment contracts	0	0	0
Pension plan operating expenses	0	0	0
Insurance and pension plan selling expenses	0	0	0
Other expense	(9,093)	(7,962)	(6,244)
Income before income tax and social contribution	9,365	7,551	3,712
Identifiable assets	533,764	420,011	384,463
Insurance, pension plan and certificated savings plans [Member]
Segment Reporting Information [Line Items]
Interest income	8,605	7,569	6,295
Interest expense	0	0	0
Net interest income	8,605	7,569	6,295
Provision for loan losses	0	0	0
Insurance premiums	25,160	22,056	18,839
Pension plan income	2,556	2,201	2,426
Certificated saving plans	2,484	1,991	1,700
Equity in earnings of unconsolidated companies	185	214	162
Other income	1,856	1,843	1,276
Salaries and benefits	(729)	(532)	(570)
Administrative expenses	(964)	(768)	(682)
Insurance claims	(11,493)	(10,076)	(8,857)
Changes in provisions for insurance, pension plans, certificated savings plans and pension investment contracts	(20,447)	(17,911)	(14,540)
Pension plan operating expenses	(10)	(4)	(1)
Insurance and pension plan selling expenses	(1,530)	(1,252)	(1,170)
Other expense	(986)	(1,091)	(694)
Income before income tax and social contribution	4,687	4,240	4,184
Identifiable assets	99,871	88,818	68,904
Other operations, adjustments, reclassifications and eliminations
Segment Reporting Information [Line Items]
Interest income	(689)	(554)	(559)
Interest expense	536	478	450
Net interest income	(153)	(76)	(109)
Provision for loan losses	600	427	0
Insurance premiums	(11,092)	(9,535)	(7,876)
Pension plan income	(1,864)	(1,594)	(1,716)
Certificated saving plans	(2,484)	(1,991)	(1,700)
Equity in earnings of unconsolidated companies	30	(86)	(130)
Other income	451	1,147	146
Salaries and benefits	(37)	(225)	(163)
Administrative expenses	307	276	358
Insurance claims	2,186	1,747	1,466
Changes in provisions for insurance, pension plans, certificated savings plans and pension investment contracts	14,238	11,903	10,315
Pension plan operating expenses	(446)	(406)	(481)
Insurance and pension plan selling expenses	9	(402)	156
Other expense	(617)	693	(1,414)
Income before income tax and social contribution	1,128	1,878	(1,148)
Identifiable assets	(12,023)	(12,014)	(18,077)
U.S. GAAP consolidated
Segment Reporting Information [Line Items]
Interest income	63,137	54,151	53,803
Interest expense	(25,645)	(21,018)	(28,432)
Net interest income	37,492	33,133	25,371
Provision for loan losses	(5,769)	(10,822)	(6,651)
Insurance premiums	14,068	12,521	10,963
Pension plan income	692	607	710
Certificated saving plans	0	0	0
Equity in earnings of unconsolidated companies	539	644	597
Other income	14,871	17,962	11,390
Salaries and benefits	(8,724)	(7,404)	(6,880)
Administrative expenses	(9,800)	(8,211)	(7,288)
Insurance claims	(9,307)	(8,329)	(7,391)
Changes in provisions for insurance, pension plans, certificated savings plans and pension investment contracts	(6,209)	(6,008)	(4,225)
Pension plan operating expenses	(456)	(410)	(482)
Insurance and pension plan selling expenses	(1,521)	(1,654)	(1,014)
Other expense	(10,696)	(8,360)	(8,352)
Income before income tax and social contribution	15,180	13,669	6,748
Identifiable assets	621,612	496,815	435,290

Note 27 - Segment Information, Additional Information (Detail)	12 Months Ended
Dec. 31, 2010
Segment Information, Additional Information
Elimination of equity accounting for investments in which we hold voting capital of less than	20.00%

Note 28 - Changes in Benefit Obligation and Plan Assets and Amounts Recognized in Financial Statements (Detail) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
(i) Projected benefit obligation:
At beginning of year	797	690	729
Service cost	1	3	5
Benefits paid	(74)	(60)	(58)
Interest cost	86	78	72
Actuarial loss (gain)	89	86	(58)
At end of year	899	797	690	729
(ii) Plan assets at market value:
Balance on January 1	902	798	807
Contributions received:
Employer	6	5	6
Employees	4	2	2
Current return on plan assets	135	157	41
Benefits paid	(74)	(60)	(58)
Balance on December 31	973	902	798	807
(iii) Funded status:
Excess of plan assets over projected benefit obligation acquired	(74)	(105)	(108)
Amounts recognized in the balance sheet, net	(74)	(105)	(108)

Note 28 - Net pension (benefit) cost (Detail) (Alvorada, BEM and BEC plans [Member], BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Projected benefit obligation:
Service cost	0	4	4
Interest cost	94	87	79
Amortization of prior service cost	1	(2)	(6)
Expected return on assets	(102)	(99)	(92)
Expected participant contribution	0	(2)	(1)
Net periodic pension cost (benefit)	(7)	(12)	(16)

Note 28 - Amounts recognized in balance sheets (Detail) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Assets (Benefit Plan)
Prepaid pension cost	139	141
Liabilities (Benefit Plan)
Accrued pension liability	65	36
Net asset recognized, end of year	74	105

Note 28 - Assumptions used to determine our benefit obligation and net periodic benefit cost (Detail)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Alvorada plan [Member]
Benefit Plan [Line Items]
Assumed discount rate	10.80%	11.30%
Expected long-term rate of return on assets	10.80%	11.30%
Rate of increase in compensation levels	7.60%	7.60%
BEM plan [Member]
Benefit Plan [Line Items]
Assumed discount rate	10.80%	11.30%
Expected long-term rate of return on assets	10.80%	11.30%
Rate of increase in compensation levels	7.60%	7.60%
BEC plan [Member]
Benefit Plan [Line Items]
Assumed discount rate	10.80%	11.30%
Expected long-term rate of return on assets	10.80%	11.30%
Rate of increase in compensation levels	7.60%	7.60%

Note 28 - Pension plan weighted-average asset allocations (Detail)	Dec. 31, 2010	Dec. 31, 2009
Alvorada plan [Member]
Asset category
Equity securities	0.30%	0.20%
Debt securities	85.80%	85.30%
Mutual funds	8.00%	8.50%
Buildings	4.20%	4.30%
Other	1.70%	1.70%
Asset allocations, Total	100.00%	100.00%
BEM plan [Member]
Asset category
Equity securities	8.20%	8.50%
Debt securities	88.00%	87.70%
Mutual funds	0.00%	0.00%
Buildings	0.00%	0.00%
Other	3.80%	3.80%
Asset allocations, Total	100.00%	100.00%
BEC plan [Member]
Asset category
Equity securities	0.00%	0.00%
Debt securities	0.00%	2.50%
Mutual funds	93.80%	89.20%
Buildings	2.80%	4.60%
Other	3.40%	3.70%
Asset allocations, Total	100.00%	100.00%

Note 28 - Pension plan assets classified by level of measurement (Detail) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Benefit Plan [Line Items]
Pension plan assets, fair value	973	902	798	807
Level 1 [Member] | Mutual funds [Member]
Benefit Plan [Line Items]
Pension plan assets, fair value	290
Level 1 [Member] | Brazilian government securities [Member]
Benefit Plan [Line Items]
Pension plan assets, fair value	282
Level 1 [Member] | Bank debt securities [Member]
Benefit Plan [Line Items]
Pension plan assets, fair value	297
Level 1 [Member] | Buildings [Member]
Benefit Plan [Line Items]
Pension plan assets, fair value	0
Level 1 [Member] | Receivables [Member]
Benefit Plan [Line Items]
Pension plan assets, fair value	0
Level 1 [Member] | Corporate debt and equity securities [Member]
Benefit Plan [Line Items]
Pension plan assets, fair value	31
Level 1 [Member] | Equity securities [Member]
Benefit Plan [Line Items]
Pension plan assets, fair value	13
Level 1 [Member] | Plan Asset, Total [Member]
Benefit Plan [Line Items]
Pension plan assets, fair value	913
Level 3 [Member] | Mutual funds [Member]
Benefit Plan [Line Items]
Pension plan assets, fair value	0
Level 3 [Member] | Brazilian government securities [Member]
Benefit Plan [Line Items]
Pension plan assets, fair value	0
Level 3 [Member] | Bank debt securities [Member]
Benefit Plan [Line Items]
Pension plan assets, fair value	0
Level 3 [Member] | Buildings [Member]
Benefit Plan [Line Items]
Pension plan assets, fair value	36	34
Level 3 [Member] | Receivables [Member]
Benefit Plan [Line Items]
Pension plan assets, fair value	24	23
Level 3 [Member] | Corporate debt and equity securities [Member]
Benefit Plan [Line Items]
Pension plan assets, fair value	0
Level 3 [Member] | Equity securities [Member]
Benefit Plan [Line Items]
Pension plan assets, fair value	0
Level 3 [Member] | Plan Asset, Total [Member]
Benefit Plan [Line Items]
Pension plan assets, fair value	60
Fair values inputs, Total [Member] | Mutual funds [Member]
Benefit Plan [Line Items]
Pension plan assets, fair value	290
Fair values inputs, Total [Member] | Brazilian government securities [Member]
Benefit Plan [Line Items]
Pension plan assets, fair value	282
Fair values inputs, Total [Member] | Bank debt securities [Member]
Benefit Plan [Line Items]
Pension plan assets, fair value	297
Fair values inputs, Total [Member] | Buildings [Member]
Benefit Plan [Line Items]
Pension plan assets, fair value	36
Fair values inputs, Total [Member] | Receivables [Member]
Benefit Plan [Line Items]
Pension plan assets, fair value	24
Fair values inputs, Total [Member] | Corporate debt and equity securities [Member]
Benefit Plan [Line Items]
Pension plan assets, fair value	31
Fair values inputs, Total [Member] | Equity securities [Member]
Benefit Plan [Line Items]
Pension plan assets, fair value	13
Fair values inputs, Total [Member] | Plan Asset, Total [Member]
Benefit Plan [Line Items]
Pension plan assets, fair value	973

Note 28 - Movement of pension plans assets classified at Level 3 (Detail) (BRL) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Benefit Plan [Line Items]
Balance on January 1	902	798	807
Updates
Additions / Write-offs
Balance on December 31	973	902	798	807
Assets and liabilities, Total [Member] | Level 3 [Member]
Benefit Plan [Line Items]
Balance on January 1	57
Updates	2
Additions / Write-offs	1
Balance on December 31	60
Level 3 [Member] | Buildings [Member]
Benefit Plan [Line Items]
Balance on January 1	34
Updates	2
Additions / Write-offs	0
Balance on December 31	36
Level 3 [Member] | Receivables [Member]
Benefit Plan [Line Items]
Balance on January 1	23
Updates	0
Additions / Write-offs	1
Balance on December 31	24

Note 28 - Expected future benefit payments (Detail) (BRL) In Millions	Dec. 31, 2010
Expected future benefit payments
2011	65
2012	68
2013	71
2014	74
2015	78
2016 - 2019	449
Expected Future Benefit Payments, Total	805

Note 28 - Pension Plans, Additional Information (Detail) (BRL) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Pension Plans Additional Information
Contributions to the PGBL plan	379	267
Company's Contribution, Percentage Of Payroll	4.00%	4.00%	4.00%
Employees and Directors Contributions, Percentage Of Salaries	4.00%	4.00%	4.00%
Amount recognized in accumulated other comprehensive income	17	49
Inflation Rate	8.00%
Contributions related to the private pension plans	3

Note 29 - Related Party Transactions (Detail) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
ASSETS
Other assets	7	4	5
LIABILITIES
Time deposits	(177)	(190)	(184)
Demand deposits	(1)	(2)	(17)
Debentures	(586)	(501)	(979)
Subordinated notes	(262)	(134)	(106)
Interest on shareholders' capital and dividends	(712)	(546)	(687)
Other liabilities	(12)	(62)	(1)
Income and expenses
Interest on long-term debt	(89)	(109)	(135)
Other income	14	16	12
Other expenses	(204)	(173)	(105)
Visa Vale - Cia. Brasileira de Soluções e Serviços - Associates [Member]
ASSETS
Other assets	7	4	4
LIABILITIES
Time deposits	0	(40)	(8)
Debentures	(46)	0	0
Income and expenses
Other income	14	16	12
CPM Braxis S.A. - Associates [Member]
ASSETS
Other assets	0	0	1
LIABILITIES
Other liabilities	0	(7)	(1)
Income and expenses
Other expenses	(21)	(19)	(20)
Cidade de Deus Companhia Comercial de Participações - Parent company [Member]
LIABILITIES
Time deposits	(30)	(17)	(46)
Subordinated notes	(183)	(62)	(20)
Interest on shareholders' capital and dividends	(516)	(396)	(369)
Income and expenses
Interest on long-term debt	(10)	(6)	(13)
Fundação Bradesco - Parent Company [Member]
LIABILITIES
Subordinated notes	(79)	(72)	(86)
Interest on shareholders' capital and dividends	(196)	(150)	(318)
Income and expenses
Interest on long-term debt	(7)	(25)	(31)
Key Management Personnel [Member]
LIABILITIES
Time deposits	(146)	(129)	(92)
Debentures	(539)	(486)	(731)
Income and expenses
Interest on long-term debt	(64)	(69)	(73)
Cielo S.A. - Associates [Member]
LIABILITIES
Debentures	0	(15)	(234)
Other liabilities	(12)	(55)	0
Others associates [Member]
LIABILITIES
Time deposits	0	(2)	(21)
Demand deposits	(1)	(2)	(17)
Debentures	(1)	0	(14)
Income and expenses
Interest on long-term debt	(8)	(9)	(18)
Other expenses	(1)	(6)	(3)
Fidelity Processadora e Serviços S.A. - Associates [Member]
Income and expenses
Other expenses	(182)	(148)	(82)

Note 30 - Subsequent Events (Detail) (BRL) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended
	Jan. 24, 2011 Acquisition [Member]	Mar. 31, 2011 New Contract [Member]	Mar. 31, 2011 Sale [Member]	Mar. 31, 2011 Sale 1 [Member]
Subsequent Events [Line Items]
Description	Bradesco concluded the acquisition of CBSS's ("Visa Vale") shares owned by Visa International Service Association ("Visa International")	- On March 2011, following the Memorandum of Understanding disclosed in April 2010, Bradesco executed a new binding Memorandum of Understanding with Banco do Brasil S.A. ("Banco do Brasil") to develop and integrate joint businesses through the creation of a Holding named Elo Participações to launch the Elo card brand	- Sale to CBSS of quotas held by Bradesco and/or its affiliates in IBI Promotora de Vendas Ltda., including customer base and business related to the business channel. This operation is subject to: (i) negotiation of definitive documents by the parties involved; and (ii) compliance with applicable legislation; and	- Sale to CBSS of stock held by Bradesco and/or its affiliates in Fidelity Processadora e Serviços S.A. ("FPS")
Capital stock acquired	5.01%	50.01%
Amount	86		419	558
Ownership Interest Increased From	45.00%
Ownership Interest Increased To	50.01%
Stock held sold, percentage			100.00%	100.00%
Percentage of Entity's capital stock sold				49.00%
Amount paid based on performance				329